SCHWABFUNDS-Registered Trademark-



               SCHWAB
               MUNICIPAL MONEY FUNDS


               - SCHWAB MUNICIPAL MONEY FUND

               - SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

               - SCHWAB NEW YORK MUNICIPAL MONEY FUND

               - SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

               - SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

               - SCHWAB FLORIDA MUNICIPAL MONEY FUND



               Semiannual Report
               June 30, 1999

SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this semiannual report for the following funds (the funds) for the six-month period ended June 30, 1999:

  - Schwab Municipal Money Fund
  - Schwab California Municipal Money Fund
  - Schwab New York Municipal Money Fund
  - Schwab New Jersey Municipal Money Fund
  - Schwab Pennsylvania Municipal Money Fund
  - Schwab Florida Municipal Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.(1) Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

Three of the funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund--offer two classes of shares, Sweep Shares and Value Advantage Shares, which are both presented in this report. These two classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the funds may have a place in your investment plan.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Money Fund Investors Should Know              2
----------------------------------------------------
Market Overview                                    5
----------------------------------------------------
Portfolio Management                               9
----------------------------------------------------
Schwab Municipal Money Fund                       10
----------------------------------------------------
Schwab California Municipal Money Fund            11
----------------------------------------------------
Schwab New York Municipal Money Fund              12
----------------------------------------------------
Schwab New Jersey Municipal Money Fund            13
----------------------------------------------------
Schwab Pennsylvania Municipal Money Fund          14
----------------------------------------------------
Schwab Florida Municipal Money Fund               15
----------------------------------------------------
Fund Discussion                                   16
----------------------------------------------------
Glossary of Terms                                 20
----------------------------------------------------
Portfolio Highlights                              21
----------------------------------------------------
Financial Statements and Notes                    24
----------------------------------------------------

(1)Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and big recoveries, sometimes within the same day. After enjoying favorable market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of the recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long run. On the following pages, we've provided guidelines to help insure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

The support of investors like you has helped Charles Schwab Investment Management, Inc.-Registered Trademark- (CSIM) become one of the largest and fastest growing mutual fund families in the nation. CSIM now manages more than $94 billion in assets on behalf of approximately 3.9 million SchwabFunds shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 1999

 YEAR 2000 ISSUES

  One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

  The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similiar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund adminstration, fund performance or securities markets in general.

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill. And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS are designed for your day-to-day cash needs. These shares can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

The table below presents the various money fund choices available at Schwab.

                                                                   SWEEP         VALUE ADVANTAGE
                    TAXABLE MONEY FUNDS                       INVESTMENTS-TM-   INVESTMENTS-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                            -
-------------------------------------------------------------------------------------------------
Schwab Government Money Fund                                        -
-------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                                     -
-------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                    -
-------------------------------------------------------------------------------------------------


                   MUNICIPAL MONEY FUNDS
-------------------------------------------------------------------------------------------------
Schwab Municipal Money Fund                                         -                 -
-------------------------------------------------------------------------------------------------
Schwab California Municipal Money Fund                              -                 -
-------------------------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                                 -
-------------------------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                              -
-------------------------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                                -                 -
-------------------------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                            -
-------------------------------------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient to invest in SchwabFunds-Registered Trademark-. With Schwab MoneyLink-Registered Trademark-, Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 300 nationwide branches, through our Web site at www.schwab.com and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion as indicated by the 3.3% real growth rate for the first six months of 1999.

The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending, coupled with record domestic stock market levels and its associated wealth effect, continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GROSS DOMESTIC PRODUCT
QUARTERLY PERCENTAGE CHANGE
(ANNUALIZED RATE)
Q1 1990                                   3.9%
Q2 1990                                   1.2%
Q3 1990                                  -1.9%
Q4 1990                                  -4.0%
Q1 1991                                  -2.1%
Q2 1991                                   1.8%
Q3 1991                                   1.0%
Q4 1991                                   1.0%
Q1 1992                                   4.7%
Q2 1992                                   2.5%
Q3 1992                                   3.0%
Q4 1992                                   4.3%
Q1 1993                                   0.1%
Q2 1993                                   2.0%
Q3 1993                                   2.1%
Q4 1993                                   5.3%
Q1 1994                                   3.0%
Q2 1994                                   4.7%
Q3 1994                                   1.8%
Q4 1994                                   3.6%
Q1 1995                                   1.7%
Q2 1995                                   0.4%
Q3 1995                                   3.3%
Q4 1995                                   2.8%
Q1 1996                                   3.3%
Q2 1996                                   6.1%
Q3 1996                                   2.1%
Q4 1996                                   4.2%
Q1 1997                                   4.2%
Q2 1997                                   4.0%
Q3 1997                                   4.2%
Q4 1997                                   3.0%
Q1 1998                                   5.5%
Q2 1998                                   1.8%
Q3 1998                                   3.7%
Q4 1998                                   6.0%
Q1 1999                                   4.3%
Q2 1999                                   2.3%
Source: BLOOMBERG L.P.

The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion.

Last year's concerns over the impact of international economic problems have been displaced by concerns about imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the negative savings rate. Going forward, consumers' behavior in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May-- the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in June. While the pace of growth in the labor force slowed during the first six months of 1999 there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the following page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.8%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.1%
Jun-94                             6.1%
Jul-94                             6.3%
Aug-94                             6.0%
Sep-94                             5.8%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.5%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.3%
Apr-95                             5.8%
May-95                             5.8%
Jun-95                             5.6%
Jul-95                             5.6%
Aug-95                             5.7%
Sep-95                             5.6%
Oct-95                             5.5%
Nov-95                             5.7%
Dec-95                             5.6%
Jan-96                             5.6%
Feb-96                             5.5%
Mar-96                             5.6%
Apr-96                             5.5%
May-96                             5.6%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.1%
Sep-96                             5.2%
Oct-96                             5.2%
Nov-96                             5.3%
Dec-96                             5.4%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.1%
Apr-97                             5.0%
May-97                             4.7%
Jun-97                             5.0%
Jul-97                             4.7%
Aug-97                             4.9%
Sep-97                             4.7%
Oct-97                             4.7%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.5%
Feb-98                             4.6%
Mar-98                             4.6%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.5%
Oct-98                             4.5%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%
May-99                             4.2%
Jun-99                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained during the first six months of 1999. The Consumer Price Index rose just 2.0% for the year ended June 30, 1999 while its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, showed prices rising at an annual rate of 2.1% during the second quarter. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.2% for the year ended June 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                                    5.5%                           5.2%
Feb-90                                                                                    5.5%                           5.3%
Mar-90                                                                                    5.5%                           5.2%
Apr-90                                                                                    5.4%                           4.7%
May-90                                                                                    5.4%                           4.4%
Jun-90                                                                                    5.4%                           4.7%
Jul-90                                                                                    5.2%                           4.8%
Aug-90                                                                                    5.2%                           5.6%
Sep-90                                                                                    5.2%                           6.2%
Oct-90                                                                                    4.9%                           6.3%
Nov-90                                                                                    4.9%                           6.3%
Dec-90                                                                                    4.9%                           6.1%
Jan-91                                                                                    4.6%                           5.7%
Feb-91                                                                                    4.6%                           5.3%
Mar-91                                                                                    4.6%                           4.9%
Apr-91                                                                                    4.6%                           4.9%
May-91                                                                                    4.6%                           5.0%
Jun-91                                                                                    4.6%                           4.7%
Jul-91                                                                                    4.3%                           4.4%
Aug-91                                                                                    4.3%                           3.8%
Sep-91                                                                                    4.3%                           3.4%
Oct-91                                                                                    4.3%                           2.9%
Nov-91                                                                                    4.3%                           3.0%
Dec-91                                                                                    4.3%                           3.1%
Jan-92                                                                                    4.0%                           2.6%
Feb-92                                                                                    4.0%                           2.8%
Mar-92                                                                                    4.0%                           3.2%
Apr-92                                                                                    3.6%                           3.2%
May-92                                                                                    3.6%                           3.0%
Jun-92                                                                                    3.6%                           3.1%
Jul-92                                                                                    3.5%                           3.2%
Aug-92                                                                                    3.5%                           3.1%
Sep-92                                                                                    3.5%                           3.0%
Oct-92                                                                                    3.5%                           3.2%
Nov-92                                                                                    3.5%                           3.0%
Dec-92                                                                                    3.5%                           2.9%
Jan-93                                                                                    3.5%                           3.3%
Feb-93                                                                                    3.5%                           3.2%
Mar-93                                                                                    3.5%                           3.1%
Apr-93                                                                                    3.6%                           3.2%
May-93                                                                                    3.6%                           3.2%
Jun-93                                                                                    3.6%                           3.0%
Jul-93                                                                                    3.6%                           2.8%
Aug-93                                                                                    3.6%                           2.8%
Sep-93                                                                                    3.6%                           2.7%
Oct-93                                                                                    3.5%                           2.8%
Nov-93                                                                                    3.5%                           2.7%
Dec-93                                                                                    3.5%                           2.7%
Jan-94                                                                                    3.2%                           2.5%
Feb-94                                                                                    3.2%                           2.5%
Mar-94                                                                                    3.2%                           2.5%
Apr-94                                                                                    3.2%                           2.4%
May-94                                                                                    3.2%                           2.3%
Jun-94                                                                                    3.2%                           2.5%
Jul-94                                                                                    3.2%                           2.8%
Aug-94                                                                                    3.2%                           2.9%
Sep-94                                                                                    3.2%                           3.0%
Oct-94                                                                                    3.0%                           2.6%
Nov-94                                                                                    3.0%                           2.7%
Dec-94                                                                                    3.0%                           2.7%
Jan-95                                                                                    2.9%                           2.8%
Feb-95                                                                                    2.9%                           2.9%
Mar-95                                                                                    2.9%                           2.9%
Apr-95                                                                                    2.9%                           3.1%
May-95                                                                                    2.9%                           3.2%
Jun-95                                                                                    2.9%                           3.0%
Jul-95                                                                                    2.7%                           2.8%
Aug-95                                                                                    2.7%                           2.6%
Sep-95                                                                                    2.7%                           2.5%
Oct-95                                                                                    2.7%                           2.8%
Nov-95                                                                                    2.7%                           2.6%
Dec-95                                                                                    2.7%                           2.5%
Jan-96                                                                                    2.8%                           2.7%
Feb-96                                                                                    2.8%                           2.7%
Mar-96                                                                                    2.8%                           2.8%
Apr-96                                                                                    2.9%                           2.9%
May-96                                                                                    2.9%                           2.9%
Jun-96                                                                                    2.9%                           2.8%
Jul-96                                                                                    2.8%                           3.0%
Aug-96                                                                                    2.8%                           2.9%
Sep-96                                                                                    2.8%                           3.0%
Oct-96                                                                                    2.9%                           3.0%
Nov-96                                                                                    2.9%                           3.3%
Dec-96                                                                                    2.9%                           3.3%
Jan-97                                                                                    2.9%                           3.0%
Feb-97                                                                                    2.9%                           3.0%
Mar-97                                                                                    2.9%                           2.8%
Apr-97                                                                                    2.8%                           2.5%
May-97                                                                                    2.8%                           2.2%
Jun-97                                                                                    2.8%                           2.3%
Jul-97                                                                                    3.0%                           2.2%
Aug-97                                                                                    3.0%                           2.2%
Sep-97                                                                                    3.0%                           2.2%
Oct-97                                                                                    3.3%                           2.1%
Nov-97                                                                                    3.3%                           1.8%
Dec-97                                                                                    3.3%                           1.7%
Jan-98                                                                                    3.3%                           1.6%
Feb-98                                                                                    3.3%                           1.4%
Mar-98                                                                                    3.3%                           1.4%
Apr-98                                                                                    3.5%                           1.4%
May-98                                                                                    3.5%                           1.7%
Jun-98                                                                                    3.5%                           1.7%
Jul-98                                                                                    3.7%                           1.7%
Aug-98                                                                                    3.7%                           1.6%
Sep-98                                                                                    3.7%                           1.5%
Oct-98                                                                                    3.4%                           1.5%
Nov-98                                                                                    3.4%                           1.5%
Dec-98                                                                                    3.4%                           1.6%
Jan-99                                                                                    3.0%                           1.7%
Feb-99                                                                                    3.0%                           1.6%
Mar-99                                                                                    3.0%                           1.7%
Apr-99                                                                                    3.2%                           2.3%
May-99                                                                                    3.2%                           2.1%
Jun-99                                                                                    3.2%                           2.0%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of acceleration in core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and has grown at a very strong 2.4% annualized rate for the first half of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE
GROWTH OF A HYPOTHETICAL $1
INVESTMENT

                                           MSCE-EAFE                  Russell 2000    Lehman Aggregate
                                               Index   S&P 500 Index         Index          Bond Index
Dec-98                                         $1.00           $1.00         $1.00               $1.00
Jan-99                                             1            1.04          1.01                1.01
Feb-99                                          0.97            1.01          0.93                0.99
Mar-99                                          1.01            1.05          0.95                0.99
Apr-99                                          1.05            1.09          1.03                   1
May-99                                             1            1.06          1.04                0.99
Jun-99                                          1.04            1.12          1.09                0.99

COMPILED BY CHARLES SCHWAB & CO.,
INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 12.4% for the six-month period ended June 30, 1999. Within the S&P 500, value stocks displaced growth stocks as the strongest performing style for the period. Small-cap stocks, as represented by the Russell
2000-Registered Trademark- Index, produced a 9.3% return for the six-month reporting period.

Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI-EAFE-Registered Trademark- Index, produced a 4.0% total return for the six-month reporting period.

Fixed income returns were generally weak for the reporting period, reflecting the moderate rise in intermediate- and long-term interest rates. Bonds, as represented by the Lehman Brothers Aggregate Bond Index, had a negative return of 1.4% for the six-month reporting period.

TREASURY BOND YIELDS

Following a trend that began in October 1998, both long-term and intermediate-term yields continued to climb during the reporting period. Scaled back concerns about the impact of international economic problems and the continued strong growth of the domestic economy were the primary drivers of this upward trend in yields.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS

                                                    30-Year Treasury  Five-Year Treasury
                                                          Bond Yield          Note Yield
01/01/99                                                       5.10%               4.54%
01/04/99                                                       5.15%               4.56%
01/05/99                                                       5.21%               4.62%
01/06/99                                                       5.16%               4.57%
01/07/99                                                       5.22%               4.63%
01/08/99                                                       5.27%               4.73%
01/11/99                                                       5.31%               4.79%
01/12/99                                                       5.22%               4.67%
01/13/99                                                       5.13%               4.56%
01/14/99                                                       5.06%               4.46%
01/15/99                                                       5.11%               4.55%
01/18/99                                                       5.12%               4.55%
01/19/99                                                       5.15%               4.61%
01/20/99                                                       5.17%               4.64%
01/21/99                                                       5.13%               4.56%
01/22/99                                                       5.08%               4.52%
01/25/99                                                       5.12%               4.55%
01/26/99                                                       5.13%               4.58%
01/27/99                                                       5.13%               4.55%
01/28/99                                                       5.11%               4.56%
01/29/99                                                       5.09%               4.55%
02/01/99                                                       5.18%               4.64%
02/02/99                                                       5.24%               4.70%
02/03/99                                                       5.25%               4.73%
02/04/99                                                       5.29%               4.79%
02/05/99                                                       5.35%               4.86%
02/08/99                                                       5.34%               4.84%
02/09/99                                                       5.30%               4.80%
02/10/99                                                       5.37%               4.82%
02/11/99                                                       5.37%               4.84%
02/12/99                                                       5.42%               4.96%
02/15/99                                                       5.43%               4.98%
02/16/99                                                       5.34%               4.94%
02/17/99                                                       5.31%               4.90%
02/18/99                                                       5.38%               4.97%
02/19/99                                                       5.39%               4.99%
02/22/99                                                       5.36%               4.94%
02/23/99                                                       5.43%               5.04%
02/24/99                                                       5.51%               5.12%
02/25/99                                                       5.65%               5.29%
02/26/99                                                       5.58%               5.22%
03/01/99                                                       5.67%               5.31%
03/02/99                                                       5.61%               5.23%
03/03/99                                                       5.70%               5.29%
03/04/99                                                       5.70%               5.31%
03/05/99                                                       5.60%               5.22%
03/08/99                                                       5.59%               5.19%
03/09/99                                                       5.53%               5.10%
03/10/99                                                       5.55%               5.12%
03/11/99                                                       5.56%               5.12%
03/12/99                                                       5.53%               5.06%
03/15/99                                                       5.52%               5.06%
03/16/99                                                       5.48%               5.02%
03/17/99                                                       5.51%               5.04%
03/18/99                                                       5.49%               5.01%
03/19/99                                                       5.56%               5.08%
03/22/99                                                       5.57%               5.12%
03/23/99                                                       5.54%               5.05%
03/24/99                                                       5.53%               5.06%
03/25/99                                                       5.59%               5.10%
03/26/99                                                       5.59%               5.08%
03/29/99                                                       5.64%               5.13%
03/30/99                                                       5.58%               5.05%
03/31/99                                                       5.63%               5.10%
04/01/99                                                       5.67%               5.14%
04/02/99                                                       5.60%               5.05%
04/05/99                                                       5.59%               5.05%
04/06/99                                                       5.52%               4.99%
04/07/99                                                       5.50%               5.01%
04/08/99                                                       5.44%               4.94%
04/09/99                                                       5.46%               4.96%
04/12/99                                                       5.45%               4.96%
04/13/99                                                       5.49%               5.00%
04/14/99                                                       5.51%               5.03%
04/15/99                                                       5.53%               5.06%
04/16/99                                                       5.57%               5.11%
04/19/99                                                       5.52%               5.03%
04/20/99                                                       5.51%               5.03%
04/21/99                                                       5.52%               5.08%
04/22/99                                                       5.60%               5.13%
04/23/99                                                       5.60%               5.14%
04/26/99                                                       5.58%               5.11%
04/27/99                                                       5.54%               5.10%
04/28/99                                                       5.58%               5.14%
04/29/99                                                       5.53%               5.08%
04/30/99                                                       5.66%               5.21%
05/03/99                                                       5.66%               5.21%
05/04/99                                                       5.71%               5.26%
05/05/99                                                       5.71%               5.25%
05/06/99                                                       5.79%               5.36%
05/07/99                                                       5.81%               5.37%
05/10/99                                                       5.79%               5.36%
05/11/99                                                       5.83%               5.41%
05/12/99                                                       5.83%               5.37%
05/13/99                                                       5.75%               5.29%
05/14/99                                                       5.92%               5.50%
05/17/99                                                       5.89%               5.50%
05/18/99                                                       5.89%               5.56%
05/19/99                                                       5.80%               5.53%
05/20/99                                                       5.83%               5.53%
05/21/99                                                       5.75%               5.43%
05/24/99                                                       5.76%               5.42%
05/25/99                                                       5.75%               5.41%
05/26/99                                                       5.80%               5.51%
05/27/99                                                       5.85%               5.59%
05/28/99                                                       5.83%               5.58%
05/31/99                                                       5.83%               5.58%
06/01/99                                                       5.92%               5.72%
06/02/99                                                       5.93%               5.72%
06/03/99                                                       5.96%               5.74%
06/04/99                                                       5.96%               5.73%
06/07/99                                                       5.97%               5.71%
06/08/99                                                       5.99%               5.73%
06/09/99                                                       6.03%               5.80%
06/10/99                                                       6.06%               5.85%
06/11/99                                                       6.16%               5.91%
06/14/99                                                       6.10%               5.87%
06/15/99                                                       6.11%               5.86%
06/16/99                                                       6.07%               5.80%
06/17/99                                                       5.96%               5.66%
06/18/99                                                       5.97%               5.73%
06/21/99                                                       6.02%               5.79%
06/22/99                                                       6.06%               5.82%
06/23/99                                                       6.15%               5.91%
06/24/99                                                       6.16%               5.90%
06/25/99                                                       6.15%               5.89%
06/28/99                                                       6.09%               5.83%
06/29/99                                                       6.07%               5.81%
06/30/99                                                       5.96%               5.64%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. Until the April CPI report release, the economy had demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications of potential Federal Reserve action. After April's unexpectedly high CPI report, the Federal Reserve adopted a "tightening" bias in May, and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999 YIELDS ON 90-DAY COMMERCIAL PAPER
AND THREE-MONTH TREASURY BILLS

                                                  Three-Month              90-Day
                                                Treasury Bill    Commercial Paper
01/04/99                                                4.47%               4.80%
01/05/99                                                4.49%               4.80%
01/06/99                                                4.45%               4.75%
01/07/99                                                4.43%               4.79%
01/08/99                                                4.47%               4.78%
01/11/99                                                4.50%               4.80%
01/12/99                                                4.48%               4.79%
01/13/99                                                4.42%               4.80%
01/14/99                                                4.42%               4.79%
01/15/99                                                4.43%               4.78%
01/19/99                                                4.38%               4.77%
01/20/99                                                4.37%               4.76%
01/21/99                                                4.28%               4.76%
01/22/99                                                4.34%               4.75%
01/25/99                                                4.42%               4.74%
01/26/99                                                4.47%               4.75%
01/27/99                                                4.42%               4.75%
01/28/99                                                4.49%               4.75%
01/29/99                                                4.45%               4.74%
02/01/99                                                4.52%               4.75%
02/02/99                                                4.53%               4.76%
02/03/99                                                4.48%               4.75%
02/04/99                                                4.47%               4.76%
02/05/99                                                4.49%               4.76%
02/08/99                                                4.50%               4.78%
02/09/99                                                4.51%               4.79%
02/10/99                                                4.46%               4.78%
02/11/99                                                4.51%               4.78%
02/12/99                                                4.52%               4.79%
02/16/99                                                4.51%               4.80%
02/17/99                                                4.52%               4.79%
02/18/99                                                4.54%               4.81%
02/19/99                                                4.56%               4.80%
02/22/99                                                4.60%               4.79%
02/23/99                                                4.66%               4.81%
02/24/99                                                4.65%               4.81%
02/25/99                                                4.63%               4.81%
02/26/99                                                4.67%               4.82%
03/01/99                                                4.69%               4.83%
03/02/99                                                4.64%               4.83%
03/03/99                                                4.59%               4.83%
03/04/99                                                4.60%               4.82%
03/05/99                                                4.60%               4.84%
03/08/99                                                4.61%               4.82%
03/09/99                                                4.58%               4.80%
03/10/99                                                4.58%               4.81%
03/11/99                                                4.59%               4.82%
03/12/99                                                4.59%               4.81%
03/15/99                                                4.58%               4.81%
03/16/99                                                4.53%               4.81%
03/17/99                                                4.51%               4.80%
03/18/99                                                4.49%               4.81%
03/19/99                                                4.49%               4.81%
03/22/99                                                4.50%               4.82%
03/23/99                                                4.48%               4.81%
03/24/99                                                4.48%               4.81%
03/25/99                                                4.50%               4.80%
03/26/99                                                4.49%               4.81%
03/29/99                                                4.49%               4.80%
03/30/99                                                4.47%               4.82%
03/31/99                                                4.48%               4.82%
04/01/99                                                4.41%               4.80%
04/02/99                                                4.39%               4.84%
04/05/99                                                4.39%               4.81%
04/06/99                                                4.39%               4.82%
04/07/99                                                4.41%               4.80%
04/08/99                                                4.39%               4.80%
04/09/99                                                4.35%               4.79%
04/12/99                                                4.32%               4.79%
04/13/99                                                4.27%               4.79%
04/14/99                                                4.28%               4.80%
04/15/99                                                4.32%               4.80%
04/16/99                                                4.31%               4.77%
04/19/99                                                4.32%               4.79%
04/20/99                                                4.38%               4.78%
04/21/99                                                4.34%               4.80%
04/22/99                                                4.38%               4.78%
04/23/99                                                4.41%               4.76%
04/26/99                                                4.45%               4.77%
04/27/99                                                4.48%               4.73%
04/28/99                                                4.36%               4.78%
04/29/99                                                4.50%               4.79%
04/30/99                                                4.54%               4.78%
05/03/99                                                4.58%               4.78%
05/04/99                                                4.60%               4.79%
05/05/99                                                4.59%               4.80%
05/06/99                                                4.60%               4.79%
05/07/99                                                4.60%               4.79%
05/10/99                                                4.58%               4.78%
05/11/99                                                4.58%               4.79%
05/12/99                                                4.58%               4.79%
05/13/99                                                4.57%               4.79%
05/14/99                                                4.65%               4.80%
05/17/99                                                4.64%               4.83%
05/18/99                                                4.65%               4.81%
05/19/99                                                4.60%               4.85%
05/20/99                                                4.59%               4.83%
05/21/99                                                4.58%               4.84%
05/24/99                                                4.61%               4.84%
05/25/99                                                4.64%               4.83%
05/26/99                                                4.63%               4.83%
05/27/99                                                4.63%               4.85%
05/28/99                                                4.64%               4.86%
06/01/99                                                4.66%               4.86%
06/02/99                                                4.73%               4.86%
06/03/99                                                4.61%               4.89%
06/04/99                                                4.54%               4.86%
06/07/99                                                4.50%               4.91%
06/08/99                                                4.61%               4.89%
06/09/99                                                4.59%               4.90%
06/10/99                                                4.68%               4.90%
06/11/99                                                4.73%               4.91%
06/14/99                                                4.66%               5.00%
06/15/99                                                4.72%               5.00%
06/16/99                                                4.64%               5.01%
06/17/99                                                4.62%               4.99%
06/18/99                                                4.65%               5.00%
06/21/99                                                4.67%               5.00%
06/22/99                                                4.74%               5.01%
06/23/99                                                4.72%               5.03%
06/24/99                                                4.72%               5.03%
06/25/99                                                4.79%               5.06%
06/28/99                                                4.79%               5.13%
06/29/99                                                4.82%               5.12%
06/30/99                                                4.78%               5.17%
Source: BLOOMBERG L.P.

Municipal short-term rates declined slowly during the first two months of the year due to low issuance of short-term municipal securities coupled with strong investor demand. As the April tax deadline approached and investors liquidated their investments to pay taxes, reduced demand for short-term municipal securities then caused yields to rise. This increase in yields gained momentum in June as the Federal Reserve indicated a bias towards raising the

Federal Funds Rate, which coincided with an increased supply of municipal securities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90-DAY MUNICIPAL COMMERCIAL PAPER YIELD (WEEKLY)
1/1/99                                                          2.95%
1/8/99                                                          2.85%
1/15/99                                                         2.90%
1/22/99                                                         2.85%
1/29/99                                                         2.80%
2/5/99                                                          2.70%
2/12/99                                                         2.70%
2/19/99                                                         2.70%
2/26/99                                                         2.85%
3/5/99                                                          3.00%
3/12/99                                                         3.15%
3/19/99                                                         3.15%
3/26/99                                                         3.10%
4/2/99                                                          3.10%
4/9/99                                                          3.00%
4/16/99                                                         3.15%
4/23/99                                                         3.20%
4/30/99                                                         3.20%
5/7/99                                                          3.20%
5/14/99                                                         3.15%
5/21/99                                                         3.12%
5/28/99                                                         3.10%
6/4/99                                                          2.95%
6/11/99                                                         3.10%
6/18/99                                                         3.30%
6/25/99                                                         3.50%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT
  TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

WALTER BEVERIDGE--portfolio manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Walter also managed the Schwab California Municipal Money Fund from April 1992 through November 1997 and the Schwab New York Municipal Money Fund from its inception in February 1995 through November 1997. Prior to joining CSIM, Walter was a portfolio manager for the Benham Group.

CHARLES SOULIS--portfolio manager, has managed the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund since he joined CSIM in December 1997, and the Schwab New Jersey Municipal Money Fund since its inception in February 1998. Prior to joining CSIM, Charles was a portfolio manager for Wells Capital Management.

SCHWAB MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         2.87%                3.08%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               2.91%                3.13%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   4.82%                5.18%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund                                                   0.46%                0.82%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.70%, 2.74% and 4.54%, respectively, for Sweep Shares, and 2.90%, 2.94% and 4.87%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum federal income tax rate of 39.60%.

(3) Income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in high-quality, municipal money market securities from state issuers around the country and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations                           53.9%
Tender Option Bonds                                 13.2%
Tax-Exempt Commercial Paper                         10.0%
Put Bonds                                            9.0%
Anticipation Notes                                   8.5%
Revenue Bonds                                        3.5%
General Obligations & Certificates of
Participation                                        1.9%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         2.69%                2.89%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               2.73%                2.93%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   4.98%                5.35%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund                                                   0.62%                0.99%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.51%, 2.54% and 4.64%, respectively, for Sweep Shares, and 2.71%, 2.75% and 5.02%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income tax and California state personal rate of 45.22%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of the taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in high-quality money market securities from California issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations          49.1%
Anticipation Notes                 19.6%
Tax-Exempt Commercial Paper        17.3%
Tender Option Bonds                 8.8%
Other                               5.2%

SCHWAB NEW YORK MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         2.79%                3.03%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               2.83%                3.07%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.25%                5.69%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund                                                   0.89%                1.35%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.59%, 2.62% and 4.86%, respectively, for Sweep Shares, and 2.79%, 2.83% and 5.25%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal income tax and New York state and New York City personal rate of 46.05%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of the taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in high-quality money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations          40.7%
Tender Option Bonds                22.8%
Anticipation Notes                 14.2%
Tax-Exempt Commercial Paper        13.5%
General Obligations                 5.5%
Revenue Bonds                       3.3%

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Seven-Day Yield                                         2.78%
--------------------------------------------------------------------
Seven-Day Effective Yield                               2.82%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   4.99%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield advantage over the average taxable money
fund                                                    0.63%
--------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's fees was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.52%, 2.55% and 4.51%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income and New Jersey state personal income tax rate of 43.45%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of the taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in high-quality money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations          47.6%
Anticipation Notes                 23.7%
Tender Option Bonds                11.5%
Revenue Bonds                       7.3%
General Obligations                 5.2%
Tax-Exempt Commercial Paper         4.7%

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Seven-Day Yield                                         2.86%
--------------------------------------------------------------------
Seven-Day Effective Yield                               2.90%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   4.94%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield advantage over the average taxable money
fund                                                    0.56%
--------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.61%, 2.64% and 4.50%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income and Pennsylvania state personal income tax rate of 41.29%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of the taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in high-quality money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30,1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations              59.2%
Tender Option Bonds                    11.3%
Revenue Bonds                           8.8%
Anticipation Notes                      7.3%
Tax-Exempt Commercial Paper             4.0%
General Obligations and Put Bonds       6.5%
Other                                   2.9%

SCHWAB FLORIDA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/99(1)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Seven-Day Yield                                         2.97%
--------------------------------------------------------------------
Seven-Day Effective Yield                               3.02%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.00%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 4.36% as of 6/29/99 for first-tier taxable money funds.(4) The Fund also seeks to invest so that its shares are exempt from the Florida intangible tax.

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield advantage over the average taxable money
fund                                                    0.64%
--------------------------------------------------------------------

Represents seven-day period ended 6/29/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 2.65%, 2.68% and 4.44%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum federal income tax rate of 39.6%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 296 funds in the first-tier category of the taxable money funds as of 6/29/99.

PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in high-quality money market securities from Florida issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 6/30/99

Variable Rate Obligations          59.5%
Tax-Exempt Commercial Paper        13.2%
Tender Option Bonds                 9.4%
Revenue Bonds                       8.9%
Anticipation Notes                  5.2%
Other                               3.8%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. The economy demonstrated continued signs of growth, in part due to the accommodating financial conditions resulting from the three Federal Funds Rate cuts in late 1998.

Until the April CPI report release, there had been no significant evidence of accelerating inflation or any indication of potential Federal Reserve action. Following the unexpectedly high April CPI report, the Federal Reserve adopted a "tightening" bias in May and then, in June, announced an 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. These developments caused short-term rates to edge upward towards the end of the reporting period. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy. Although not universally anticipated, many market observers expect there will be at least one additional 0.25% increase in the Federal Funds Rate by year-end.

Short-term municipal yields declined slowly during the first part of the year as a result of low issuance of short-term municipal securities by municipalities coupled with strong investor demand. As the April tax deadline approached and investors liquidated their investments, lower demand for short-term municipal securities then caused yields to rise. The increase in yields gained momentum as the Federal Reserve first indicated a bias towards raising rates, and then subsequently did raise rates at the end of June. The additional supply created by the beginning of note season in early June also contributed to the increasing yield environment.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. We managed the dollar weighted average maturity (DWAM) for the portfolios in order to capitalize on the seasonal cycles typical of short-term municipal securities markets. In anticipation of lower rates for demand notes in January 1999, we took the opportunity to extend the maturities of the funds at the end of December 1998. This strategy enabled the funds to lock in higher rates and to be insulated from the lower rates typical of demand notes issued in January.

Due to the uncertainty related to a possible change in interest rates by the Federal Reserve and decreased short-term municipal securities issuance (down 20% January-May vs. same period in 1998), the funds maintained a somewhat neutral strategy throughout most of the reporting period, with DWAMs comparable to other funds with similar investment objectives. The portfolio managers then began extending the DWAMs in June to take advantage of the increased seasonal note supply.

   DATE      MUNICIPAL   CALIFORNIA   NEW YORK   NEW JERSEY   PENNSYLVANIA  FLORIDA
------------------------------------------------------------------------------------
12/31/98       39 days      49 days     45 days     49 days      50 days     53 days
------------------------------------------------------------------------------------
06/30/99       66 days      72 days     59 days     71 days      62 days     43 days
------------------------------------------------------------------------------------

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California continues to enjoy a sustained economic recovery with employment and income growth continuing to exceed expectations. Employment growth in 1998 was 3.5% compared to the 3.0% achieved in 1997, and well above the national rate of 2.6%. Looking forward, it is anticipated that California will see continued moderate growth across most industry sectors with some, such as those heavily dependent on exporting goods and services to Asia, growing at a much slower pace. However, the impact of the economic weakness in Asia should be somewhat offset by strong export growth to Mexico and increasing exports to Europe, Canada and the Middle East.

The continued state economic improvement has allowed budget reserves to accumulate as well as an easing of some of the spending restrictions imposed during the last recession. By the end of the 1998-99 budget fiscal year, the state is expected to have a budget surplus of approximately $2.4 billion. As a result, the state budget will be adopted on time for the first time in many years. As in prior years, budget adjustments may be necessary to keep spending in line with revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure.

We are satisfied that the California securities held by the funds represent minimal credit risk and we will, as always, continue to monitor the state's economic situation closely. California's current credit ratings are Aa3 from Moody's Investor Service, A+ from Standard & Poor's Corporation, and AA- from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. A diverse economic base and the central role New York City continues to play in international finance, tourism and other service-related businesses support New York State's satisfactory credit quality. The state entered the 1990 recession earlier than others and its recovery has been slower and less robust. For the 1997-98 fiscal year, the state predicted a 1.4% increase in employment but actually experienced a 1.9% increase, the highest level during the last 10 years. Economic growth may continue to be constrained by ongoing structural changes in the economy such as corporate downsizing or relocation and cutbacks in defense spending.

In spite of budgetary surpluses in seven of the last eight years, New York still faces the challenge of resolving longstanding general fund imbalances. Receipts in fiscal 1999 were revised at mid-year but still exceeded projections by $750 million. The total surplus of $1.78 billion has been earmarked to offset tax cuts enacted in the last three years which total $3.5 billion. The difference between the surplus and the tax cuts is expected to be met by continued strong revenue growth and spending at levels below inflation. Although the state's economic projections are reasonable and in line with those of independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance on the financial services sector is a weakness, given it is unlikely the sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New York securities held by the funds represent minimal credit risk and we will continue to monitor that state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above average credit quality is derived from its diversified economy, high personal income levels (second only to Connecticut) and strong control of the state's finances. Just like much of the Northeast region, New Jersey was severely impacted by the recession of the early 1990s. Recovery came slowly with annual increases in non-farm employment between 1991 to 1996 registering less than half the national rate. A spike in job growth in 1997 allowed the state to return to its pre-recession level of total employment; however, continued economic growth may be constrained by ongoing structural changes in the economy such as corporate downsizing or relocation.

Over the last few years, increasing tax revenues, use of non-recurring financial resources and spending controls have generated excess revenues that provide the state with a financial cushion of approximately 9% of its annual expenditures. With no new taxes and a focus on educational and environmental spending, the state's 1999 budget generally follows the pattern of prior years. Also as in prior years, higher spending is expected to be offset by a 5% increase in total revenue. Therefore, while the state may see higher revenues over the next twelve months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with those of independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance on the financial services sector is a weakness, given it is unlikely the sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New Jersey securities held by the funds represent minimal credit risk and we will continue to monitor that state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above average credit quality is derived from its conservative financial management, slow but improving job growth, economic diversification and moderate debt levels. Just like much of the region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly with annual increases in non-farm employment between 1991 to 1996 registering less than half the national rate. This slow but steady pace of job growth, coupled with a somewhat better showing in 1997, brought the state's total employment to 7% above its pre-recession peak. Continued economic growth may be constrained by ongoing structural changes in the economy, especially within the manufacturing sector.

Pennsylvania has generated operating surpluses in each of the last seven years allowing the state to make contributions to its Rainy Day Fund, which now totals more than $982 million or approximately 5% of 1999 revenues. The state's 2000 budget was adopted prior to the start of the new fiscal year on July 1, and generally follows the governor's proposal of additional tax relief for both corporations and individuals and an expected use of most of the accumulated General Fund surplus. Given the historically conservative revenue growth projections, the state is not expected to make a significant draw on its reserves in fiscal 2000. However, future economic growth may be slower than projected and, therefore, may cause budgetary constraints leading to spending reductions and possible depletion of accumulated reserves.

We are satisfied that the Pennsylvania securities held by the funds represent minimal credit risk and we will continue to monitor that state's economic situation closely. Pennsylvania's current credit ratings are Aa3 from Moody's Investor Service, AA from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. Sustained rapid growth has led to Florida becoming the fourth largest state in the nation. The state's economy continues to diversify into trade, services, finance and exports, thus greatly reducing a previous dependence on agriculture and tourism. This economic diversification, along with moderate debt levels and successful financial operations, has contributed to Florida's above average credit quality. Florida continues to successfully meet the challenge of funding growth while maintaining a balanced budget through a combination of budgetary control and management restraint during periods of economic weakness. With sales tax revenues accounting for approximately 70% of total revenues, Florida has taken steps to increase its financial reserves by adding to the Budget Stabilization Fund. Through the 1999 fiscal year, the Budget Stabilization Fund has grown to about 5% of General Fund revenues, bringing the state to its target.

We are satisfied that the Florida securities held by the funds represent minimal credit risk and we will continue to monitor that state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                     SHARES        SHARES
------------------------------------------------------------------------------
Last seven days                                        2.87%         3.08%
------------------------------------------------------------------------------
Last three months                                      2.68%         2.89%
------------------------------------------------------------------------------
Last 12 months                                         2.65%         2.86%
------------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  72.4%      69.5%
-----------------------------------------------------------
16-30 days                                  0.2%       2.3%
-----------------------------------------------------------
31-60 days                                  7.0%       4.8%
-----------------------------------------------------------
61-90 days                                  6.2%       3.1%
-----------------------------------------------------------
91-120 days                                 6.5%       2.7%
-----------------------------------------------------------
More than 120 days                          7.7%      17.6%
-----------------------------------------------------------
Weighted average                         35 days    66 days
-----------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                     SHARES        SHARES
------------------------------------------------------------------------------
Last seven days                                        2.69%         2.89%
------------------------------------------------------------------------------
Last three months                                      2.48%         2.68%
------------------------------------------------------------------------------
Last 12 months                                         2.34%         2.55%
------------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  68.3%      64.9%
-----------------------------------------------------------
16-30 days                                  0.3%       3.8%
-----------------------------------------------------------
31-60 days                                  5.0%       5.8%
-----------------------------------------------------------
61-90 days                                  8.0%       5.5%
-----------------------------------------------------------
91-120 days                                 9.7%       3.2%
-----------------------------------------------------------
More than 120 days                          8.7%      16.8%
-----------------------------------------------------------
Weighted average                         36 days    72 days
-----------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                     SHARES        SHARES
------------------------------------------------------------------------------
Last seven days                                        2.79%         3.03%
------------------------------------------------------------------------------
Last three months                                      2.57%         2.81%
------------------------------------------------------------------------------
Last 12 months                                         2.50%         2.74%
------------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  70.0%      67.2%
-----------------------------------------------------------
16-30 days                                  1.0%       0.0%
-----------------------------------------------------------
31-60 days                                  7.3%      10.4%
-----------------------------------------------------------
61-90 days                                  5.9%       5.1%
-----------------------------------------------------------
91-120 days                                 3.3%       2.9%
-----------------------------------------------------------
More than 120 days                         12.5%      14.4%
-----------------------------------------------------------
Weighted average                         44 days    59 days
-----------------------------------------------------------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP
                                                     SHARES
------------------------------------------------------------
Last seven days                                        2.78%
------------------------------------------------------------
Last three months                                      2.53%
------------------------------------------------------------
Last 12 months                                         2.59%
------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  60.7%      65.0%
-----------------------------------------------------------
16-30 days                                  0.0%       3.4%
-----------------------------------------------------------
31-60 days                                 11.9%       1.1%
-----------------------------------------------------------
61-90 days                                  8.0%       5.7%
-----------------------------------------------------------
91-120 days                                 3.0%       1.8%
-----------------------------------------------------------
More than 120 days                         16.4%      23.0%
-----------------------------------------------------------
Weighted average                         60 days    71 days
-----------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP
                                                     SHARES
------------------------------------------------------------
Last seven days                                        2.86%
------------------------------------------------------------
Last three months                                      2.68%
------------------------------------------------------------
Last 12 months                                         2.71%
------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  74.1%      71.8%
-----------------------------------------------------------
16-30 days                                  2.1%       2.2%
-----------------------------------------------------------
31-60 days                                  0.1%       2.0%
-----------------------------------------------------------
61-90 days                                  5.3%       1.6%
-----------------------------------------------------------
91-120 days                                 4.6%       1.8%
-----------------------------------------------------------
More than 120 days                         13.8%      20.6%
-----------------------------------------------------------
Weighted average                         42 days    62 days
-----------------------------------------------------------

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

                                                     SWEEP
                                                     SHARES
------------------------------------------------------------
Last seven days                                        2.97%
------------------------------------------------------------
Last three months                                      2.74%
------------------------------------------------------------
Last 12 months                                         2.70%
------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  69.2%      74.0%
-----------------------------------------------------------
16-30 days                                  2.5%       4.1%
-----------------------------------------------------------
31-60 days                                 14.4%       3.2%
-----------------------------------------------------------
61-90 days                                  4.1%       5.4%
-----------------------------------------------------------
91-120 days                                 3.1%       2.2%
-----------------------------------------------------------
More than 120 days                          6.7%      11.1%
-----------------------------------------------------------
Weighted average                         31 days    43 days
-----------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                                              Par         Value
                                                             -------     -------
VARIABLE RATE OBLIGATIONS -- 55.9% (b)(f)
ALABAMA -- 0.6%
Alabama State IDA (Scientific Project)
   4.05%, 07/07/99                                           $3,235       $3,235
Alabama State IDA RB (Cash Value
  Project)
   3.75%, 07/07/99                                            3,050        3,050
Birmingham, Alabama GO
  Series 1992A
   3.55%, 07/07/99                                            5,600        5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995
   3.65%, 07/07/99                                            3,900        3,900
Citronelle, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project)
   3.75%, 07/07/99                                            1,100        1,100
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997
   3.55%, 07/07/99                                            5,700        5,700
Decatur, Alabama IDRB (Alabama
  Farmers Corp.)
   3.65%, 07/07/99                                            2,900        2,900
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project)
   3.80%, 07/07/99                                              800          800
Fort Payne, Alabama IDA Base Tax
  Exempt Adjustable Mode IDRB
  (Charleston Hosiery Project)
  Series 1997
   3.55%, 07/07/99                                            2,000        2,000
Headland, Alabama IDA (Golden
  Peanut Project)
   3.80%, 07/07/99                                            4,000        4,000
Indian Springs Village, Alabama
  Additional Building Authority RB
  (Jbruno Academy Project)
   3.60%, 07/07/99                                            1,600        1,600
Mobile, Alabama IDB IDRB (Holman
  Inc. Project)
   3.85%, 07/07/99                                            1,000        1,000
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A
   3.65%, 07/07/99                                            7,480        7,480


                                                              Par         Value
                                                             -------     -------
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series B
   3.65%, 07/07/99                                         $  1,000      $ 1,000
Scottsboro, Alabama GO
   3.65%, 07/07/99                                            4,830        4,830
Tuscaloosa, Alabama IDRB (Knight
  Special Project)
   3.70%, 07/07/99                                            1,180        1,180
                                                                         -------
                                                                          49,375
                                                                         -------
ARIZONA -- 1.2%
Arizona Educational Loan Marketing
  Corp. RB Series A
   3.55%, 07/07/99                                           12,605       12,605
Arizona Health Facilities Authority
  Hospital System RB (Arizona
  Volunteer Hospital Federation)
  Series 1985A
   3.60%, 07/07/99                                           11,270       11,270
Arizona Health Facilities Authority
  Hospital System RB (Arizona
  Volunteer Hospital Federation)
  Series 1985B
   3.60%, 07/07/99                                            8,940        8,940
Arizona Health Facilities Authority
  Hospital System RB (Northern
  Arizona Health Care) Series 1996B
   3.60%, 07/07/99                                           26,500       26,500
Arizona Health Facilities Authority
  Hospital System RB (Samcor Project)
  1986 Loan Pool
   3.60%, 07/07/99                                            6,240        6,240
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport
  Improvements)
   3.50%, 07/07/99                                            1,000        1,000
Phoenix, Arizona IDA RB (Vaw
  America Inc. Project)
   3.95%, 07/07/99                                            3,000        3,000
Tempe, Arizona Excise Tax RB
   3.55%, 07/01/99                                              300          300
Warren Park, Arizona Solid Waste
  Disposal RB (Potlatch Corp. Project)
   3.85%, 07/07/99                                            1,000        1,000
Yavapai County, Arizona IDRB
  (Yavapai Regional Medical Center)
   3.60%, 07/07/99                                           14,100       14,100

                                                              Par         Value
                                                            -------      -------
Yuma County, Arizona IDA M/F
  Housing RB (El Encanto Apartments)
  Series A
   3.65%, 07/07/99                                           $2,915      $ 2,915
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project)
  Series 1997
   3.95%, 07/01/99                                            1,000        1,000
                                                                         -------
                                                                          88,870
                                                                         -------
ARKANSAS -- 0.2%
Arkansas Development Finance
  Authority IDRB (C&C Holding Co.
  Project) Series 1998
   3.95%, 07/07/99                                            1,600        1,600
Independance County, Arkansas IDRB
  (Townsends of Arkansas, Inc. Project)
   3.75%, 07/07/99                                            9,000        9,000
Independence County, Arkansas IDRB
  (Ideal Baking Project)
   3.95%, 07/07/99                                            6,200        6,200
                                                                          ------
                                                                          16,800
                                                                          ------
CALIFORNIA -- 0.7%
California Health Facilities Financing
  Authority RB (Catholic Healthcare
  West) Series 1997B
   3.00%, 07/07/99                                              200          200
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C1
   3.40%, 07/07/99                                           48,700       48,700
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series E1
   3.60%, 07/07/99                                            5,000        5,000
California Statewide Community
  Development Authority COP
   3.20%, 07/01/99                                               30           30
                                                                          ------
                                                                          53,930
                                                                          ------
COLORADO -- 2.9%
Adams County, Colorado Economic
  Development Authority Tax Increment
  RB (Westminster Plaza Urban
  Renewal Project)
   3.80%, 07/07/99                                           6,460         6,460


                                                              Par         Value
                                                            -------      -------
Adams County, Colorado IDRB
  (City View Park Project) Series 1985
   3.65%, 07/07/99                                          $ 5,700      $ 5,700
Arapahoe County, Colorado Industrial
  Development Revenue Refunding
  Bonds (Denver Jet Center Project)
  Series 1997
   3.55%, 07/01/99                                            1,000        1,000
Central City, Colorado M/F Housing
  RB (Gold Mountain Apartment
  Project)
   3.60%, 07/07/99                                            8,250        8,250
Colorado Health Facilities Authority
  RB (National Benevolent Assoc.
  Project)
   3.65%, 07/07/99                                            1,650        1,650
Colorado Health Facilities Authority
RB (North Colorado Medical Center
Project)
   3.70%, 07/07/99                                            3,300        3,300
Colorado Student Obligation Bond
  Authority Student Loan RB
  (Colorado University) Series 1990A
   3.55%, 07/07/99                                           14,400       14,400
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1989A
   3.55%, 07/07/99                                           29,400       29,400
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A2
   3.55%, 07/07/99                                           10,000       10,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A3
   3.55%, 07/07/99                                           15,000       15,000
Denver, Colorado City & County
  Airport System RB (Robinson Dairy
  Project)
   3.75%, 07/07/99                                            4,275        4,275
Denver, Colorado City & County
  Airport System RB Series 1992D
   3.55%, 07/07/99                                           49,400       49,400
Denver, Colorado City & County
Airport System RB Series 1992F
   3.55%, 07/07/99                                           16,000       16,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                              Par         Value
                                                            -------     --------
Denver, Colorado City & County
  Airport System RB Series 1992G
   3.55%, 07/07/99                                          $20,000     $ 20,000
Douglas County, Colorado M/F
  Housing RB (Autumn Chase Project)
   3.75%, 07/07/99                                            1,400        1,400
El Paso County, Colorado RB
  (Colorado Springs World Arena)
   3.62%, 07/07/99                                            4,500        4,500
Lowry, Colorado Economic
  Redevelopment Authority RB
  Series A
   3.45%, 07/07/99                                            8,900        8,900
Pueblo County, Colorado IDRB
  (Kaiser Aerospace & Electric)
   3.90%, 07/07/99                                            5,600        5,600
Smith Creek, Colorado Metropolitan
  District RB Series 1997
   3.80%, 07/07/99                                            2,250        2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project)
   3.75%, 07/07/99                                            5,000        5,000
                                                                        --------
                                                                         212,485
                                                                        --------
DELAWARE -- 0.2%
Delaware State Economic Development
  Authority RB (Hospital Billing
  Collection Project) Series C
   3.55%, 07/07/99                                           10,000       10,000
Sussex County, Delaware RB
(Baywood LLC Project) Series A
   3.75%, 07/07/99                                            2,400        2,400
                                                                         -------
                                                                          12,400
                                                                         -------
FLORIDA -- 6.3%
Alachua County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996
   3.30%, 07/07/99                                            5,900        5,900
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project)
   3.65%, 07/07/99                                            1,920        1,920
Bradford County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996
   3.30%, 07/07/99                                            4,300        4,300


                                                              Par         Value
                                                           --------     --------
Broward County, Florida Port
  Facilities Revenue Refunding Bonds
  (Sub Port Everglades Project)
   3.75%, 07/07/99                                         $30,300       $30,300
Collier County, Florida HFA M/F
  Housing RB (River Beach Project)
  Series 1985
   3.50%, 07/07/99                                           4,000         4,000
Dade County, Florida Health Facilities
  Authority Hospital RB (Miami
  Children's Hospital Project)
   3.30%, 07/07/99                                             450           450
Dade County, Florida IDA RB
  (Dolphins Stadium Project)
  Series 1985C
   3.50%, 07/07/99                                             600           600
Dade County, Florida IDA RB (June
  Leasing Corp. Project) Series 1995
   3.90%, 07/07/99                                           1,120         1,120
Dade County, Florida IDA RB
  (Micheal-Ann Russell Jewish
  Community Center Project)
  Series 1997
   3.75%, 07/07/99                                           4,900         4,900
Dade County, Florida Water & Sewer
  System Series 1994
   3.30%, 07/07/99                                           8,300         8,300
Escambia County, Florida Health
  Facilities Authority Hospital RB
  (Charity Obligation Group Project)
   3.35%, 07/07/99                                           5,500         5,500
Eustis, Florida Multi-Purpose RB
   3.75%, 07/07/99                                           3,610         3,610
Florida Capital Financing Authority RB
  (Capital Project Loan Program
  Project) Series 1997A
   3.65%, 07/07/99                                          22,610        22,610
Florida HFA Housing RB (Tiffany
  Club Project) Series 1996P
   3.55%, 07/07/99                                           1,875         1,875
Florida HFA M/F Housing RB
  (Cornerstone Imaging Project)
  Series 1985B
   3.50%, 07/07/99                                           8,760         8,760
Florida Municipal Power Agency
  Revenue Refunding Bonds
  (Stanton II Project) Series 1997
   3.25%, 07/07/99                                          18,200        18,200

                                                             Par          Value
                                                           --------     --------
Florida Ocean Highway & Port
  Authority RB Series 1990
   3.75%, 07/07/99                                         $ 2,400       $ 2,400
Florida State Finance Authority
  (Florida Hospital Association -
  Capital Projects Loan Program)
  Series 1998A
   3.50%, 07/07/99                                          28,800        28,800
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985B
   3.65%, 07/07/99                                          10,950        10,950
Highlands County, Florida Health
  Facilities Authority RB (Adventist
  Health Systems Project) Series 1996B
   3.75%, 07/07/99                                          19,600        19,600
Highlands County, Florida Health
  Facilities Authority RB (Adventist
  Health Systems Project) Series 1997A
   3.75%, 07/07/99                                          20,000        20,000
Hillsborough County, Florida M/F
  Housing RB (Brandon Crossing)
   3.85%, 07/07/99                                             100           100
Indian Trace, Florida Community
  Development District (Broward
  County Florida Basin 1 Water)
   3.30%, 07/07/99                                           2,200         2,200
Jacksonville, Florida Health Facilities
  Authority RB (River Garden Project)
  Series 1994
   3.45%, 07/07/99                                           1,045         1,045
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (Pavilion Associates Project)
   3.45%, 07/07/99                                           3,400         3,400
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (St. John's Medical Investors
  Ltd. Project)
   3.45%, 07/07/99                                             140           140
Jacksonville, Florida RB (Capital
  Project)
   3.45%, 07/07/99                                          19,900        19,900
Lee County, Florida HFA M/F Housing
  RB (Cape Coral Apartments Project)
  Series 1999A
   3.71%, 07/07/99                                           6,160         6,160


                                                             Par          Value
                                                           --------     --------
Lee County, Florida IDA Educational
  Facilities RB (Canterbury School
  Project) Series 1998
   3.75%, 07/07/99                                         $ 4,500       $ 4,500
Manatee County, Florida HFA M/F
  Housing RB (Hampton McGuire
  Project) Series 1989A
   3.25%, 07/01/99                                              85            85
Marion County, Florida HFA M/F
  Housing RB (Paddock Project)
  Series 1985F
   3.75%, 07/07/99                                           1,000         1,000
Miami, Florida HFA RB (Jewish Home
  for the Aged, Inc. Project) Series 1996
   3.75%, 07/07/99                                           7,650         7,650
Miami-Dade County, Florida IDA IDRB
  (Arctic Partners Project)
   3.85%, 07/07/99                                           3,000         3,000
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project)
  Series 1998A
   3.60%, 07/07/99                                             300           300
Nassua County, Florida Pollution
Control RB (Rayonier Project)
Series 1999
   3.45%, 07/07/99                                           5,200         5,200
Orange County, Florida Educational
  Facilities Authority Educational
  Facilities RB (Rollins College Project)
  Series 1999
   3.75%, 07/07/99                                           8,200         8,200
Orange County, Florida HFA M/F
  Housing RB (Andover Place
  Apartments)
   3.60%, 07/07/99                                           4,370         4,370
Orange County, Florida HFA M/F
  Housing RB (Smokewood Project)
  Series 1992A
   3.75%, 07/07/99                                           2,200         2,200
Orange County, Florida IDA (Center
  For Drug Free Living Project)
   3.75%, 07/07/99                                          10,300        10,300
Orlando, Florida Special Assessment
  RB (Republic Drive Interchange
  Project)
   3.45%, 07/07/99                                          24,550        24,550

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                             Par          Value
                                                           --------      -------
Palm Beach County, Florida HDA M/F
  Revenue Refunding Bonds
  (Spinnaker Landing Project)
   3.80%, 07/07/99                                         $ 3,145       $ 3,145
Palm Beach County, Florida HFA M/F
  Housing Facilities (Haverhill Project)
  Series 1997A
   3.75%, 07/07/99                                           7,500         7,500
Palm Beach County, Florida HFA
  Revenue Refunding Bonds (Joseph
  L. Morse Geriatric Center Project)
   3.55%, 07/07/99                                           8,500         8,500
Palm Beach County, Florida RB
  (Benjamin Private School Project)
   3.75%, 07/07/99                                           6,000         6,000
Palm Beach County, Florida RB
  (Norton Gallery Art School Project)
  Series 1995
   3.60%, 07/07/99                                             200           200
Pasco County, Florida School Board
  COP
   3.60%, 07/07/99                                          59,870        59,870
Pinellas County, Florida Independent
  Council RB (Operation Par, Inc.
  Project) Series 1999
   3.50%, 07/07/99                                           7,000         7,000
Plant City, Florida Hospital RB
  (Southern Florida Baptist Hospital
  Project)
   3.65%, 07/07/99                                           1,720         1,720
Polk County, Florida IDA RB
  (Pavermodule Inc. Project)
   3.80%, 07/07/99                                           1,000         1,000
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   3.85%, 07/07/99                                             290           290
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995
   3.55%, 07/07/99                                          11,700        11,700
Suwannee County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996
   3.30%, 07/07/99                                           4,500         4,500
Tampa, Florida Health Care Facilities
RB (Lifelink Foundation Inc., Project)
   3.75%, 07/07/99                                           5,500         5,500


                                                             Par          Value
                                                           --------     --------
Tampa, Florida Occupational License
  Tax RB Series 1996A
   3.30%, 07/07/99                                         $ 9,500      $  9,500
University of South Florida
  Foundation COP
   3.30%, 07/07/99                                          23,100        23,100
Volusia County, Florida Health
  Finance Authority RB (South West
  Volusia Health Project) Series 1994A
   3.65%, 07/07/99                                           8,600         8,600
                                                                        --------
                                                                         466,520
                                                                        --------
GEORGIA -- 3.8%
Athens-Clarke, Jackson & Morgan
  County, Georgia IDRB (Mayfield
  Dairy Farms Inc. Project)
   3.75%, 07/07/99                                          7,350          7,350
Bartow County, Georgia IDRB
  (Bartow Paving Co. Project)
   3.75%, 07/07/99                                          2,800          2,800
Bartow County, Georgia IDRB
  (Matthew Contracting Project)
   3.90%, 07/07/99                                          4,800          4,800
Cartersville, Georgia Development
  Authority IDRB (Cartersville
  Facilities Project)
   3.75%, 07/07/99                                          2,960          2,960
Cherokee County, Georgia IDRB
  (Universal Alloy)
   3.75%, 07/07/99                                          4,900          4,900
Clayton County, Georgia IDRB
  (Wilson Holdings Project)
   3.80%, 07/07/99                                          1,700          1,700
Cobb County, Georgia HFA M/F
  Housing RB (Walton Green Project)
   3.75%, 07/07/99                                          6,300          6,300
Cobb County, Georgia HFA M/F
  Housing RB (Williamstown
  Apartment Project)
   3.55%, 07/07/99                                          2,200          2,200
Crisp County, Georgia Solid Waste
  Management
   3.80%, 07/07/99                                         20,000         20,000
Dekalb County, Georgia Development
  Authority IDRB (Arbor Montessori
  School Project)
   3.75%, 07/07/99                                          1,100          1,100

                                                             Par          Value
                                                           --------      -------
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy,
  Inc. Project)
   3.70%, 07/07/99                                         $ 3,750       $ 3,750
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties
  Limited Liability Corp. Project)
   3.75%, 07/07/99                                           2,700         2,700
Dekalb County, Georgia Development
  Authority IDRB (Vimco Project)
   3.80%, 07/07/99                                           1,625         1,625
Dekalb County, Georgia HFA M/F
  Housing RB (Wood Hills Apartment
  Project)
   3.50%, 07/07/99                                           5,250         5,250
Douglas County, Georgia IDA RB
  (Blue Circle Project)
   3.90%, 07/07/99                                           3,800         3,800
Douglas County, Georgia IDA Revenue
  Refunding Bonds (Mima Inc. Project)
   3.75%, 07/07/99                                           4,300         4,300
Fayette County, Georgia IDRB
  (Norman W. Paschell Co. Project)
   3.85%, 07/07/99                                           1,100         1,100
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project)
   3.75%, 07/07/99                                           3,000         3,000
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project)
   3.65%, 07/07/99                                          10,000        10,000
Georgia Municipal Gas Authority RB
  (Gas Portfolio II Project) Series B
   3.30%, 07/07/99                                           1,900         1,900
Gwinnett County, Georgia HFA M/F
  Housing RB
   3.35%, 07/07/99                                           5,000         5,000
Hart County, Georgia Industrial
  Building Authority IDRB (AWH
  Corp. Project)
   3.75%, 07/07/99                                           6,000         6,000
Hart County, Georgia Industrial
  Building Authority RB (Dundee
  Mills Project)
   3.80%, 07/07/99                                           2,865         2,865


                                                              Par         Value
                                                            -------      -------
Jefferson County, Georgia
  Development Authority IDRB
  (Grove River Mills Project)
  Series 1997
   3.75%, 07/07/99                                         $ 3,500       $ 3,500
Lafayette, Georgia Development
  Authority RB (Dixie Group Project)
   3.80%, 07/07/99                                           3,000         3,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing
  Co. Project)
   3.75%, 07/07/99                                          51,000        51,000
Macon-Bibb County, Georgia Hospital
  Authority RB (The Medical Center
  of Central Georgia Project)
  Series 1998
   3.75%, 07/07/99                                           4,000         4,000
Richmond County, Georgia
  Development Authority Solid Waste
  Disposal RB (South Evergreen Nylon
  Recycling Project) Series 1999
   3.45%, 07/07/99                                           5,900         5,900
Richmond County, Georgia IDA RB
  (BOK Group Project)
   3.65%, 07/07/99                                           5,000         5,000
Roswell, Georgia HFA M/F Housing
  RB (Gables Realty Wood Crossing
  Project)
   3.65%, 07/07/99                                          11,650        11,650
Savannah, Georgia Economic
  Development Authority RB
  (Georgia Kaolin Inc.)
   3.90%, 07/07/99                                          11,000        11,000
Savannah, Georgia Economic
  Development Authority RB (Home
  Depot Project) Series 1995B
   3.75%, 07/07/99                                           5,000         5,000
Savannah, Georgia HFA M/F Housing
  RB (Chatham Gardens Project)
  Series 1997
   3.80%, 07/07/99                                           2,995         2,995
Smyrna, Georgia HFA M/F Housing
  RB (Walton Park Project)
   3.75%, 07/07/99                                           8,000         8,000
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park Project Phase 2)
   3.75%, 07/07/99                                          13,100        13,100

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                              Par        Value
                                                           --------    --------
Sugar Hill, Georgia HFA M/F Housing
  RB (Level Creek Apartments Project)
   3.90%, 07/07/99                                         $12,790     $ 12,790
Summerville, Georgia Development
  Authority RB (Image Industry
  Project) Series 1997
   3.90%, 07/07/99                                           9,000        9,000
Thomaston-Upson County, Georgia
  IDA IDRB (Southern Mills Project)
  Series 1999
   3.80%, 07/07/99                                           4,940        4,940
Thomasville, Georgia Payroll
  Development Authority (Brit Corp.
  Project)
   3.95%, 07/01/99                                           3,000        3,000
Webster County, Georgia IDA IDRB
  (Tolleson Lumber Co., Inc. Project)
   3.75%, 07/01/99                                           8,000        8,000
Winder-Barrow, Georgia Industrial
  Building Authority IDRB
  (Concrete Co. Project)
   4.05%, 07/07/99                                           4,800        4,800
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B
   3.80%, 07/07/99                                           1,400        1,400
                                                                       --------
                                                                        273,475
                                                                       --------
HAWAII -- 0.3%
Hawaii Department of Budget &
  Finance Special Purpose Mortgage RB
  (Adventist Health System West)
   3.40%, 07/07/99                                            7,600       7,600
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series 1995-II
   3.60%, 07/07/99                                            8,100       8,100
Honolulu, Hawaii City & County M/F
  Housing RB (Iolani Regents Project)
  Series 1990A
   3.55%, 07/07/99                                            8,950       8,950
                                                                       --------
                                                                         24,650
                                                                       --------
IDAHO -- 0.3%
Custer County, Idaho IDRB Solid Waste
  Disposal (Hecla Mining Co. Project)
   3.95%, 07/07/99                                            4,500       4,500


                                                              Par        Value
                                                            -------     -------
Idaho HFA Housing RB (Assisted
  Living Concepts Project)
   3.70%, 07/07/99                                          $   875     $   875
Idaho Student Loan RB Series A
   3.60%, 07/07/99                                           16,800      16,800
                                                                        -------
                                                                         22,175
                                                                        -------
ILLINOIS -- 5.7%
Aurora, Kane, & Dupage Counties,
  Illinois IDRB (North American
  Plastics Corp. Project)
   3.80%, 07/07/99                                            5,400       5,400
Bartlett, Illinois M/F Housing RB
  (Bartlett Square Apartments)
  Series 1995A
   3.75%, 07/07/99                                            3,725       3,725
Batavia, Illinois Development RB
  (American Industrial Technologies)
   3.75%, 07/07/99                                            2,200       2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds
  (St. Charles Square Project)
   3.65%, 07/07/99                                            4,415       4,415
Centralia, Illinois IDA RB
  (Consolidated Foods Corp. &
  Hollywood Brands, Inc. Project)
   3.65%, 07/07/99                                            4,500       4,500
Chicago, Illinois IDRB (Morse
  Automotive Project) Series 1995
   3.65%, 07/07/99                                            2,400       2,400
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B1
   3.40%, 07/07/99                                           14,100      14,100
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B2
   3.40%, 07/07/99                                           14,100      14,100
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   3.60%, 07/07/99                                           30,500      30,500
East Dundee, Kane & Cook Counties,
  Illinois IDRB (Otto Engine Project)
   3.75%, 07/07/99                                            2,375       2,375
Elmhurst, Illinois IDRB (ELM
  Machining Corp. Project)
   3.65%, 07/07/99                                            3,290       3,290

                                           Par      Value
                                         -------   -------
Glendale Heights, Illinois IDRB (York
  Corrugated Container Project)
   3.80%, 07/07/99                       $ 1,600   $ 1,600
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A
   3.95%, 07/07/99                         6,700     6,700
Huntley, Illinois IDRB (Colony Inc.
Project)
   3.80%, 07/07/99                         3,500     3,500
Illinois Development Finance Authority
  (Anatol Enterprises)
   3.65%, 07/07/99                         4,000     4,000
Illinois Development Finance Authority
  (Chicago Academy of Science Project)
  Series 1998
   3.55%, 07/07/99                         5,700     5,700
Illinois Development Finance Authority
  (Palos Common Hospital Project)
  Series 1998
   3.62%, 07/07/99                        10,000    10,000
Illinois Development Finance Authority
  (Roll Service Inc. Project)
   3.65%, 07/07/99                         2,230     2,230
Illinois Development Finance Authority
  (Wheaton Academy Project)
   3.55%, 07/07/99                         8,000     8,000
Illinois Development Finance Authority
  IDRB (Arc Tronics Inc. Project)
   3.65%, 07/07/99                         2,800     2,800
Illinois Development Finance Authority
  IDRB (Camcraft Inc. Project)
   3.75%, 07/07/99                         3,000     3,000
Illinois Development Finance Authority
  IDRB (Catholic Charities)
   3.55%, 07/07/99                        10,480    10,480
Illinois Development Finance Authority
  IDRB (Chicago Corrugated Box
  Company) Series 6
   3.65%, 07/07/99                           950       950
Illinois Development Finance Authority
  IDRB (Knead Dough Baking Co.)
   3.90%, 07/07/99                         6,665     6,665
Illinois Development Finance
  Authority IDRB (MCL Inc. Project)
   3.65%, 07/07/99                         1,945     1,945
Illinois Development Finance
  Authority IDRB (Molding Project)
   3.75%, 07/07/99                         2,150     2,150


                                           Par      Value
                                         -------   -------
Illinois Development Finance
  Authority IDRB (Perkin Paperboard
  Co. L.P.) Series 1994
   3.65%, 07/07/99                       $ 5,500   $ 5,500
Illinois Development Finance
  Authority IDRB (Presbyterian Home
  Lake) Series 1996A
   3.95%, 07/07/99                        40,000    40,000
Illinois Development Finance
  Authority IDRB (Radiological
  Society Project) Series 1997
   3.55%, 07/07/99                         4,900     4,900
Illinois Development Finance
  Authority IDRB (River Graphics
  Corp. Project) Series 1996
   3.65%, 07/07/99                         3,200     3,200
Illinois Development Finance
  Authority IDRB (SMF Inc. Project)
  Series A
   3.80%, 07/07/99                         2,080     2,080
Illinois Development Finance
  Authority RB (Catholic Charities
  Housing Project) Series 1993A
   3.55%, 07/07/99                        16,060    16,060
Illinois Development Finance
  Authority RB (Chicago Academy
  of Science Project)
   3.75%, 07/07/99                         4,715     4,715
Illinois Development Finance
  Authority RB (Cloverhill Pastry
  Project)
   3.75%, 07/07/99                         5,390     5,390
Illinois Development Finance
  Authority RB (Korex Corp. Project)
   3.80%, 07/07/99                         4,000     4,000
Illinois Development Finance
  Authority RB (Lake Forest Academy
  Project)
   3.55%, 07/07/99                         2,000     2,000
Illinois Development Finance
  Authority RB (St. Ignatius College
  Prep Project)
   3.55%, 07/07/99                         2,200     2,200
Illinois Development Finance
  Authority RB (Haven Illiana
  Christian)
   3.55%, 07/07/99                         9,975     9,975

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par     Value
                                          --------  -------
Illinois Development Finance
  Authority RB (Village Oak Park
  Residence)
   3.65%, 07/07/99                        $ 2,145   $ 2,145
Illinois Development Finance
  Authority Residential Rental RB
  (F.C. Harris Pavillion Project)
  Series 1994
   3.50%, 07/07/99                         27,510    27,510
Illinois Development Finance
  Authority Residential Rental RB
  (River Oak Project)
   3.60%, 07/07/99                         32,000    32,000
Illinois Development Finance
  Authority Revenue Refunding Bonds
  (Francis W. Parker Project)
   3.50%, 07/07/99                          2,500     2,500
Illinois Development Finance
  Authority Revenue Refunding Bonds
  (Rich Products Corp. Project)
   3.80%, 07/07/99                          1,525     1,525
Illinois Educational Facility Authority
  RB (Chicago Historical Society)
   3.65%, 07/07/99                          8,100     8,100
Illinois Educational Facility Authority
  RB (Chicago Zoological Society
  Brookfield Zoo) Series B
   3.55%, 07/07/99                          2,800     2,800
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A
   3.35%, 07/07/99                          2,325     2,325
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital)
  Series 1985C
   3.55%, 07/07/99                          1,100     1,100
Illinois Health Facility Authority RB
  (Washington & Jane Smith Home)
  Series 1991
   3.70%, 07/07/99                          2,800     2,800
Illinois Student Assistance Commission
  Student Loan RB Series 1996A
   3.60%, 07/07/99                          8,400     8,400
Lombard, Illinois Industrial
  Development Revenue Refunding
  Bonds (B & H Partnership Project)
   4.05%, 07/07/99                          1,850     1,850


                                            Par      Value
                                          -------   --------
New Lenox, Illinois IDRB (Panduit
  Corp. Project)
   3.75%, 07/07/99                        $ 4,400   $ 4,400
Oak Forest, IL Development RB
  (Homewood Pool-South Suburban
  Mayors & Managers Assoc. Project)
   3.65%, 07/07/99                         24,900    24,900
Palatine, Illinois Special Facilities
  Limited Obligation RB (Little City
  Community Development Project)
   3.55%, 07/07/99                          4,000     4,000
Richton Park, Illinois IDRB (Avatar
  Corp. Project)
   3.85%, 07/07/99                          1,900     1,900
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project)
   3.65%, 07/07/99                          2,000     2,000
Rockford, Illinois IDRB (Ring Can
  Corp. Project)
   3.80%, 07/07/99                          2,700     2,700
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project)
  Series 1997A
   3.75%, 07/07/99                          2,640     2,640
Tremont, Illinois IDRB (Hanna Steel
  Project)
   3.72%, 07/07/99                          9,500     9,500
Upper Illinois River Valley
  Development Authority Bonds
  (Exolon Esk Co. Project) Series A
   3.80%, 07/07/99                          4,405     4,405
Village of Huntley, McHenry Kane
  County, Illinois Special Civic Area # 9
  Special Tax Boards Series 1998B
   3.55%, 07/07/99                          9,250     9,250
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A
   3.75%, 07/07/99                          3,425     3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.)
   3.75%, 07/07/99                          2,035     2,035
Yorkville, Illinois IDRB (F.E. Wheaton
  & Co. Inc. Project) Series 1996
   3.65%, 07/07/99                          1,600     1,600
                                                   --------
                                                    422,555
                                                   --------

                                               Par       Value
                                             -------   --------
INDIANA -- 1.2%
Crawfordsville, Indiana IDRB
  (National Service Industries, Inc.
  Project)
   3.65%, 07/07/99                           $ 4,000   $ 4,000
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Miller Partners Home Improvement
  Project) Series 1996A
   3.70%, 07/07/99                            20,540    20,540
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project)
  Series 1997A
   3.75%, 07/07/99                             3,500     3,500
Hammond, Indiana Economic
  Development RB (Lear Seating
  Corp. Project) Series 1994
   3.60%, 07/07/99                             9,200     9,200
Indiana State Development Finance
  Authority (Big Sky Park Project)
   3.75%, 07/07/99                             6,000     6,000
Indiana State Development Finance
  Authority IDRB (Cives Corp.
  Project) Series 1998
   3.75%, 07/07/99                             2,550     2,550
Indiana State Development Finance
  Authority RB (Mid-America Energy
  Resources Inc. Project)
   3.60%, 07/07/99                             8,800     8,800
Indiana State Secondary Market Educational
  Loans Inc. Student Loan RB Series B
   3.60%, 07/07/99                            27,000    27,000
St. Joseph College, Indiana Economic
  Development RB Series 1997B
   3.65%, 07/07/99                             3,675     3,675
                                                      --------
                                                        85,265
                                                      --------
IOWA -- 0.4%
Iowa Student Loan Liquidity Corp.
  RB Series B
   3.40%, 07/07/99                            28,200    28,200
Saint Joseph County, Iowa
  Economical Development Authority
  (Western Manor)
   3.65%, 07/07/99                             2,130     2,130
                                                       -------
                                                        30,330
                                                       -------


                                              Par       Value
                                             -------   -------
KANSAS -- 0.4%
Kansas State Development Finance
  Authority M/F Housing RB (Bluffs
  Olathe Apartments) Series 1998X
   4.00%, 07/07/99                           $ 9,500   $ 9,500
Olathe, Kansas IDRB (Garmin
  International Inc. Project) Series 1995
   3.75%, 07/07/99                             1,700     1,700
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Cessna
  Service Center Project)
   3.95%, 07/07/99                             4,985     4,985
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Flight
  Safety International, Inc. Project)
   3.75%, 07/07/99                            16,170    16,170
                                                       -------
                                                        32,355
                                                       -------
KENTUCKY -- 1.6%
Elizabethtown, Kentucky IDRB
  (Aztec Project)
   3.65%, 07/07/99                             3,000     3,000
Henderson County, Kentucky Solid
  Waste Disposal RB (Hudson Foods,
  Inc. Project)
   3.70%, 07/07/99                            14,300    14,300
Jefferson County, Kentucky Sports
  Stadium RB (University of Louisville
  Athletic Department)
   3.62%, 07/07/99                             8,800     8,800
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1991E
   3.55%, 07/07/99                            42,900    42,900
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1996A
   3.55%, 07/07/99                            18,200    18,200
Lebanon, Kentucky IDRB (Wallace
  Computer Services, Inc.)
   3.75%, 07/07/99                             5,000     5,000
Maysville, Kentucky Industrial
  Building RB (Green Tokai Building)
   3.72%, 07/07/99                             5,740     5,740
Murray, Kentucky IDA Revenue
  Refunding Bonds (Dean Foods Co.
  Project)
   3.75%, 07/07/99                             6,000     6,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                                     Par      Value
                                                   ------   --------
Owensboro, Kentucky Limited
  Obligation RB (Dart Polymers, Inc.
  Project) Series 1985A
   3.40%, 07/07/99                                 $1,900   $  1,900
Richmond, Kentucky IDRB (Mikron
  Project)
   3.65%, 07/07/99                                  9,500      9,500
Wilson County, Kentucky IDB RB
  (Perma Pipe Project)
   3.90%, 07/07/99                                  3,150      3,150
                                                            --------
                                                             118,490
                                                            --------
LOUISIANA -- 1.2%
Calcasieu Parish, Lousiana IDB
  (Weingarten Realty Project)
   3.75%, 07/07/99                                  1,990      1,990
Lafayette Parish, Louisiana IDRB
  (Westwood Village Project)
   3.75%, 07/07/99                                  3,435      3,435
Lake Charles, Louisiana Harbor
  Improvement RB (Port Improvement
  Global Industries Project)
   3.55%, 07/07/99                                  7,400      7,400
New Orleans, Louisiana Aviation
  Board RB (Passenger Facility Charge
  Projects)
   3.70%, 07/07/99                                  5,100      5,100
New Orleans, Louisiana Aviation
  Board RB Series 1993B
   3.60%, 07/07/99                                 69,395     69,395
Parish of Desota, Louisiana Pollution
  Control RB (Central Louisiana
  Electric Co. Project)
   3.45%, 07/07/99                                    400        400
                                                            --------
                                                              87,720
                                                            --------
MAINE -- 0.4%
Maine Educational Loan Marketing
  Corp. (Student Loan Project)
  Series 1997A2
   3.40%, 07/07/99                                  8,400      8,400
Maine Educational Loan Marketing
  Corp. (Student Loan Project)
  Series 1999A1
   3.40%, 07/07/99                                 14,600     14,600


                                                     Par      Value
                                                   ------     ------
Maine Educational Loan Marketing
  Corp. (Student Loan Project)
  Series 1999A2
   3.40%, 07/07/99                                 $1,600     $1,600
Maine Educational Loan Marketing
Corp. Student Loan RB Series 1997A1
   3.40%, 07/07/99                                  6,200      6,200
                                                              ------
                                                              30,800
                                                              ------
MARYLAND -- 0.2%
Howard County, Maryland M/F
  Housing RB (Avalon Meadows
  Project)
   3.40%, 07/07/99                                  4,900      4,900
Maryland State Economic
  Development Corp. IDRB (Dixon
  Valve Project)
   3.65%, 07/07/99                                  4,000      4,000
Maryland State Health & Higher
  Education Facility Authority Pooled
  RB (Kennedy Krieger Project)
  Series 1993D
   3.45%, 07/07/99                                  2,000      2,000
Montgomery County, Maryland
  Housing Opportunity Commission
  Housing RB (Draper Lane Project)
  Series 1991I
   3.40%, 07/07/99                                  6,700      6,700
                                                              ------
                                                              17,600
                                                              ------
MASSACHUSETTS -- 0.1%
Massachussets Industrial Finance
  Authority (Arkansas Electronic
  Products Corp. Project)
   3.95%, 07/07/99                                  3,600      3,600
                                                              ------
MICHIGAN -- 1.1%
Grand Rapids, Michigan Economic
  Development Corp. RB (Amway
  Hotel Corp. Project) Series A
   3.60%, 07/07/99                                  7,205      7,205
Michigan State Hospital Finance
  Authority RB (Martin Luther
  Memorial Home Inc. Project)
   3.55%, 07/07/99                                  8,520      8,520
Michigan State Strategic Fund Ltd.
Obligation RB (Advance Plastics Corp.)
   3.85%, 07/07/99                                  1,750      1,750

                                           Par     Value
                                        -------   -------
Michigan State Strategic Fund Ltd.
  Obligation RB (EPI Printers Inc.
  Project)
   3.85%, 07/07/99                      $ 4,400   $ 4,400
Michigan State Strategic Fund Ltd.
  Obligation RB (John Widdicomb Co.
  Project)
   3.70%, 07/07/99                        2,365     2,365
Michigan State Strategic Fund Ltd.
  Obligation RB (Manufacturer's
  Project) Series 1991
   3.70%, 07/07/99                        1,675     1,675
Michigan State Strategic Fund Ltd.
  Obligation RB (Mechanics Uniform
  Rental Project)
   3.85%, 07/07/99                        1,000     1,000
Michigan State Strategic Fund Ltd.
  Obligation RB (United Machining
  Project) Series 1998
   3.85%, 07/07/99                        7,000     7,000
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998
   3.85%, 07/07/99                        4,435     4,435
Michigan State Strategic Fund Ltd.
  Obligation RB Series B
   3.55%, 07/07/99                        2,000     2,000
Oakland County, Michigan Economic
  Development Corp. (Husky Envelope
  Products Inc. Project)
   3.55%, 07/07/99                        2,000     2,000
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series 1996A
   3.50%, 07/07/99                        6,300     6,300
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series B
   3.40%, 07/07/99                       30,910    30,910
                                                  -------
                                                   79,560
                                                  -------
MINNESOTA -- 0.3%
Bloomington, Minnesota Port
  Authority Special Tax RB (Mall of
  America Project) Series 1996B
   3.70%, 07/07/99                          900       900


                                           Par     Value
                                        -------   -------
Bloomington, Minnesota Port
  Authority Tax Increment Revenue
  Refunding Bonds (Mall of America
  Project) Series 1995A
   3.70%, 07/07/99                      $ 6,000   $ 6,000
Hennepin County, Minnesota
  Unlimited GO Series 1995C
   3.65%, 07/07/99                        1,900     1,900
Hennepin County, Minnesota
  Unlimited GO Series 1996C
   3.80%, 07/07/99                        4,950     4,950
Minnesota Agriculture & Economic
  Development RB (Evangelical
  Lutheran Project)
   3.90%, 07/07/99                        5,500     5,500
Minnesota State Higher Education
  Facilities Authority RB (University
  of St. Thomas Project)
   3.45%, 07/07/99                        5,700     5,700
                                                  -------
                                                   24,950
                                                  -------
MISSISSIPPI -- 0.2%
Mississippi Business Financial Corp.
  IDRB (Electric Mills Wood Project)
   3.75%, 07/07/99                        5,000     5,000
Mississippi Business Financial Corp.
  IDRB (Omega Motion Project)
  Series 1996
   3.75%, 07/07/99                        6,800     6,800
                                                  -------
                                                   11,800
                                                  -------
MISSOURI -- 0.6%
Missouri Higher Education Loan
  Authority Student Loan RB
  Series 1988A
   3.60%, 07/07/99                       22,900    22,900
Missouri State Development Finance
  Board IDRB (H.R. Williams Mill
  Supply Project) Series 1995
   3.70%, 07/07/99                        3,100     3,100
Missouri State Development Finance
  Board IDRB (Milbank
  Manufacturing Co. Project)
   3.75%, 07/07/99                        3,000     3,000
Missouri State Health & Educational
  Facilities Authority RB (National
  Benevolent Association Project)
   3.55%, 07/07/99                        2,860     2,860

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                          Par      Value
                                        -------   -------
St. Clair, Missouri IDA RB (Private
  Dynaquip)
   3.90%, 07/07/99                      $ 2,000   $ 2,000
St. Joseph, Missouri IDRB (Altec
  Industries Inc. Project)
   3.65%, 07/07/99                        4,000     4,000
St. Louis, Missouri IDA RB (Kessler
  Container Project)
   3.90%, 07/01/99                        2,500     2,500
Washington, Missouri IDA RB
  (Pauwels Transformer Project)
   4.10%, 07/07/99                        3,700     3,700
                                                  -------
                                                   44,060
                                                  -------
NEBRASKA -- 0.1%
Dodge County, Nebraska IDRB
  (Oilgear Project)
   3.75%, 07/07/99                        2,510     2,510
Nebraska Higher Education Loan
  Program RB (Nebhelp Inc. Student
  Loan Project) Series 1988C
   3.65%, 07/07/99                        4,150     4,150
                                                  -------
                                                    6,660
                                                  -------
NEVADA -- 0.2%
Clark County, Nevada Airport
  Improvement RB (System Subordinate
  Lien) Series 1995A2
   3.40%, 07/07/99                        1,310     1,310
Nevada Housing Division M/F Housing
  RB Series 1989A
   3.50%, 07/07/99                        5,700     5,700
Stanton County, Nebraska IDRB
  (Nucor Corp. Project) Series 1996
   3.55%, 07/07/99                       10,500    10,500
                                                  -------
                                                   17,510
                                                  -------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA M/F
  Housing RB (Fairways Project-1)
   3.40%, 07/07/99                        7,000     7,000
                                                  -------
NEW JERSEY -- 0.7%
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   3.40%, 07/07/99                         4,900    4,900


                                            Par     Value
                                          ------   ------
Monmouth County, New Jersey
  Improvement Authority Pooled
  Government Loan Progam
   3.20%, 07/07/99                        $2,000   $2,000
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
   3.30%, 07/07/99                         2,400    2,400
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998B
   3.15%, 07/07/99                         1,500    1,500
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998C
   3.15%, 07/07/99                         2,000    2,000
New Jersey Economic Development
  Authority RB (500 International
  Partners Project)
   3.60%, 07/07/99                           700      700
New Jersey Economic Development
  Authority RB (Graphic Management
  Income Project)
   3.30%, 07/07/99                         2,660    2,660
New Jersey Economic Development
  Authority RB (Job Haines Home
  Project)
   3.25%, 07/07/99                           500      500
New Jersey Economic Development
  Authority RB (New Jersey Foreign
  Trade Venture Project) Series 1998
   3.25%, 07/01/99                         1,300    1,300
New Jersey Economic Development
  Authority RB (Public Service Electric
  & Gas Co. Project) Series 1995A
   3.05%, 07/07/99                         4,200    4,200
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Airis Newark LLC Project)
   3.70%, 07/07/99                         8,000    8,000
New Jersey Economic Development
  Authority Thermal Energy Facilities
  RB (Thermal Energy Ltd.
  Partnership I Project) Series 1997
   3.30%, 07/07/99                           150      150

                                          Par      Value
                                        -------   -------
New Jersey Health Care Facility
  Financing Authority Revenue
  Refunding Bonds (Christian Health
  Project) Series 1998B
   3.20%, 07/07/99                      $   100   $   100
New Jersey Sports & Exposition
  Authority RB Series 1992C
   3.65%, 07/07/99                       10,600    10,600
New Jersey State Educational
  Development Authority RB
  (Hamilton Industrial Development
  Project) Series 1998
   3.40%, 07/07/99                        1,865     1,865
New Jersey State Turnpike Authority
  RB Series 1991D
   3.10%, 07/07/99                        2,750     2,750
Salem County, New Jersey Pollution
  Control Financing Authority RB
  (Public Service Electric & Gas
  Project) Series 1997
   3.25%, 07/07/99                          800       800
Union City, New Jersey Industrial
  Pollution Control Financing
  Authority RB (Exxon Project)
   3.15%, 07/01/99                        2,400     2,400
                                                  -------
                                                   48,825
                                                  -------
NEW MEXICO -- 0.9%
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A
   3.40%, 07/07/99                       19,400    19,400
Albuquerque, New Mexico IDRB
  (Karsten Project B)
   4.00%, 07/07/99                          670       670
Albuquerque, New Mexico IDRB
  (Karsten Project A)
   4.00%, 07/07/99                        1,545     1,545
Belen, New Mexico IDRB (Solo Cup,
  Inc. Project)
   3.75%, 07/07/99                        3,250     3,250
New Mexico State Highway
  Commission RB (Subordinate Lein)
   3.45%, 07/07/99                       42,540    42,540
                                                  -------
                                                   67,405
                                                  -------


                                          Par      Value
                                        -------   -------
NEW YORK -- 0.8%
Albany-Dougherty County, New York
  Hospital Authority RB (Phoebe
  Putney Memorial Hospital Project)
  Series 1996
   3.50%, 07/07/99                      $11,200   $11,200
New York City, New York Housing
  Development Corp. M/F RB (One
  Columbus Project) Series A
   3.35%, 07/07/99                          100       100
New York City, New York Housing
  Development Corp. M/F RB (Related
  Broadway Development) Series A
   3.30%, 07/07/99                        5,700     5,700
New York City, New York IDA Special
  Facility RB (Korean Airlines Co.
  Project) Series 1997C
   3.45%, 07/07/99                        1,500     1,500
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   3.25%, 07/07/99                        8,300     8,300
New York City, New York Transit
  Cultural Resource Revenue Refunding
  Bonds (American Museum of Natural
  History) Series 1993A
   3.10%, 07/07/99                        2,700     2,700
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   3.10%, 07/07/99                          900       900
New York State HFA (70 Battery
  Place Project) Series A
   3.30%, 07/07/99                        9,700     9,700
New York State HFA (Mount Sinai
  School Of Medicine) Series A
   3.50%, 07/07/99                          400       400
New York State HFA Housing RB
  (Union Square South Housing
  Project)
   3.30%, 07/07/99                        3,200     3,200
New York State HFA M/F RB (Tribeca
  Park Housing Project) Series A
   3.30%, 07/07/99                        3,800     3,800

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
New York State HFA RB (101 West
  End Avenue Project) Series 1999A
   3.30%, 07/07/99                         $ 1,200    $ 1,200
New York State HFA RB (Chelsea
  Arms Housing Project) Series A
   3.50%, 07/07/99                           4,000      4,000
New York State HFA RB
   3.30%, 07/07/99                           2,100      2,100
Yonkers, New York IDA Civic Facilities
  RB (Consumers Union Facility
  Project)
   3.40%, 07/07/99                             500        500
                                                      -------
                                                       55,300
                                                      -------
NORTH CAROLINA -- 0.9%
Burke County, North Carolina
  Industrial Facilities
  Pollution Control Financing
  Authority RB (Bauer Industries
  Inc. Project)
   3.30%, 07/07/99                            3,455     3,455
Concord, North Carolina COP
  (Concord Project) Series A (a)
   3.60%, 07/07/99                            9,000     9,000
Forsyth County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Plymouth Printing Project)
   3.65%, 07/07/99                            2,340     2,340
Gates County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority IDRB
  (Coxe-Lewis Project)
   3.85%, 07/07/99                            2,145     2,145
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Camco Manufacturing Project)
  Series 1996
   3.70%, 07/07/99                            2,400     2,400
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Culp Inc. Project)
   3.70%, 07/07/99                            3,825     3,825
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Neal Manufacturing Project)
   3.90%, 07/07/99                            2,900     2,900


                                              Par      Value
                                            -------   -------
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Vitafoam Inc. Project)
   3.70%, 07/07/99                          $ 5,500   $ 5,500
Johnston County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Flanders Corp. Project)
   3.80%, 07/07/99                            4,500     4,500
North Carolina Educational Facilities
  Finance Agency RB (Cannon School
  Project)
   3.60%, 07/07/99                            6,500     6,500
North Carolina Educational Facilities
  Finance Agency RB (High Point
  University Project)
   3.60%, 07/07/99                            5,600     5,600
North Carolina Medical Care
  Community Hospital Health Care
  Facilities (Presbyterian Home)
   3.60%, 07/07/99                            8,500     8,500
Rowan County, North Carolina
  Industrial Facilities Pollution Control
  Financing Authority (Taylor-Clay
  Products Project)
   3.70%, 07/07/99                            5,000     5,000
Sampson County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority IDRB
  (Crumpler Plastic Project)
   3.70%, 07/07/99                            4,100     4,100
Union County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Rock-Tenn Converting County
  Project) Series 1997
   3.80%, 07/07/99                            1,750     1,750
                                                      -------
                                                       67,515
                                                      -------

                                          Par      Value
                                        -------   -------
NORTH DAKOTA -- 0.2%
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-op Project)
  Series 1986B
   3.90%, 07/07/99                      $ 1,000   $ 1,000
Richland County, North Dakota Solid
  Waste Disposal RB (Minn-Dak
  Farmers Co-op Project) Series 1996A
   3.90%, 07/07/99                       11,000    11,000
                                                  -------
                                                   12,000
                                                  -------
OHIO -- 0.5%
Cleveland, Ohio Airport System RB
  Series 1997D
   3.40%, 07/07/99                       13,530    13,530
Columbus, Ohio Electric System RB
  Series 1984
   3.00%, 07/07/99                        6,080     6,080
Ohio Air Quality Development
  Authority RB (JMG Funding, LP)
  Series 1994A
   3.35%, 07/07/99                        2,900     2,900
Ohio Air Quality Development
  Authority RB (Ltd. Partnership
  Project) Series 1994B
   3.45%, 07/07/99                       14,400    14,400
Ohio HFA M/F Housing RB
  (Kenwood Congregate Retirement
  Community Project) Series 1985
   3.15%, 07/07/99                        2,000     2,000
                                                  -------
                                                   38,910
                                                  -------
OKLAHOMA -- 1.1%
Creek County, Oklahoma Industrial
  Authority IDRB (Henry Vogt Mach
  Project) Series 1990
   3.80%, 07/07/99                        2,000     2,000
Garfield County, Oklahoma IDRB
  (Bank of Commerce Group Inc.
  Project)
   3.65%, 07/07/99                        7,265     7,265
Muldrow, Oklahoma Public Works
  Authority IDRB (Oklahoma Foods
  Project)
   3.85%, 07/07/99                        7,500     7,500


                                          Par      Value
                                        -------   -------
Oklahoma County, Oklahoma
  Industrial Authority RB (National
  Cowboy Hall of Fame Project)
  Series 1999
   3.80%, 07/07/99                      $ 2,500   $ 2,500
Oklahoma Development Finance
  Authority RB (Shawnee Funding Ltd.)
   3.80%, 07/07/99                        4,000     4,000
Oklahoma State Student Loan
  Authority RB
   3.50%, 07/07/99                        9,100     9,100
Oklahoma State Student Loan
  Authority RB Series 1996A
   3.55%, 07/07/99                       31,980    31,980
Oklahoma State Student Loan
  Authority RB Series A
   3.50%, 07/07/99                       15,100    15,100
Tulsa, Oklahoma IDA RB (Thomas &
  Betts Project) Series 1991
   3.75%, 07/07/99                          700       700
Tulsa, Oklahoma Industrial Authority
  Hospital RB (YMCA of Greater Tulsa
  Project) Series 1999
   3.80%, 07/07/99                        3,000     3,000
                                                  -------
                                                   83,145
                                                  -------
OREGON -- 0.5%
Oregon State Economic Development
  Authority RB (Kettle Foods Project)
  Series 186 (a)
   3.60%, 07/07/99                        2,000     2,000
Oregon State Economic Development
  Authority RB (Pendleton Flour Mills
  Project) Series 1982
   3.65%, 07/07/99                        6,900     6,900
Oregon State Economic Development
  Commission IDRB
   3.65%, 07/07/99                        4,100     4,100
Oregon State Health Housing
  Educational & Cultural Facilities
  Authority RB (Quatama Crossing
  Housing Project)
   3.55%, 07/07/99                        2,440     2,440
Port of Portland, Oregon IDRB
  (Schnitzer Steel Project)
   3.60%, 07/07/99                        5,000     5,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                        Par     Value
                                      -------  -------
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project)
   3.70%, 07/07/99                    $18,100   $18,100
                                                -------
                                                 38,540
                                                -------
PENNSYLVANIA -- 5.0%
Allegheny County, Pennsylvania IDA
  (USX Corp. Project)
   3.60%, 07/01/99                      7,900     7,900
Berks County, Pennsylvania IDA
  (Street Desserts Project)
   3.60%, 07/07/99                      6,700     6,700
Bucks County, Pennsylvania St. Mary
  Hospital Authority RB (Catholic
  Healthcare Project) Series 1997B
   3.50%, 07/07/99                      5,100     5,100
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project)
   3.55%, 07/07/99                      8,195     8,195
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project) Series 1998A1
   3.55%, 07/07/99                     53,200    53,200
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault
  Project)
   3.65%, 07/07/99                        220       220
Dauphin County, Pennsylvania General
  Authority RB (All Health Pooled
  Financing Program)
   3.50%, 07/07/99                      9,070     9,070
Dauphin County, Pennsylvania General
  Authority RB (Education & Health
  Loan Program) Series 1997
   3.70%, 07/07/99                      7,000     7,000
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   3.50%, 07/07/99                      2,435     2,435
Easton, Pennsylvania City School
  District GO
   3.70%, 07/07/99                      3,000     3,000
Emmaus, Pennsylvania General
  Authority RB Pooled Loan
  Series 1996
   3.45%, 07/07/99                     18,150    18,150


                                       Par       Value
                                      -------   -------
Montgomery County, Pennsylvania
  IDA RB (Seton Medical Co.)
   3.50%, 07/07/99                    $ 3,900   $ 3,900
Montgomery County, Pennsylvania
  Redevelopment Authority M/F
  Housing Revenue Refunding Bonds
  (Glenmore Assoc. Project) Series A
   3.65%, 07/07/99                      1,850     1,850
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg
  Project) Series 1986
   3.40%, 07/07/99                     24,375    24,375
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988A
   3.60%, 07/07/99                      9,100     9,100
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988B
   3.60%, 07/07/99                     44,830    44,830
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988C
   3.60%, 07/07/99                     39,430    39,430
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1994A
   3.60%, 07/07/99                     21,000    21,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1995A
   3.60%, 07/07/99                      2,000     2,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1997A
   3.85%, 07/07/99                     42,025    42,025
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1999A
   3.95%, 07/07/99                      7,000     7,000
Philadelphia, Pennsylvania IDA RB
  (30th Street Station Project)
  Series 1987
   3.25%, 07/07/99                      8,500     8,500
Philadelphia, Pennsylvania IDA RB
  (City Line Holiday Inn Project)
  Series 1996
   3.60%, 07/07/99                      2,300     2,300

                                          Par        Value
                                        --------   --------
Philadelphia, Pennsylvania Water &
  Waste RB Series 1997B
   3.30%, 07/07/99                      $  2,100   $  2,100
Quakertown, Pennsylvania General
  Authority Pooled Financing
  Program Series A
   3.55%, 07/07/99                         3,004      3,004
Quakertown, Pennsylvania General
  Authority Series 1998A
   3.55%, 07/07/99                         7,300      7,300
Schuylkill County, Pennsylvania IDA
  Resource Recovery RB (Gilberton
  Power Project) Series 1985
   3.35%, 07/07/99                           950        950
Washington County, Pennsylvania
  Authority Lease RB (Girard Estate
  Refunding Project) Series 1999
   3.70%, 07/07/99                        20,000     20,000
Washington County, Pennsylvania
  Authority Lease RB Municipal
  Facilities Series B1
   3.65%, 07/07/99                         7,022      7,022
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren)
   3.50%, 07/07/99                           610        610
York, Pennsylvania General Authority
  Pooled Financing RB Series 1996
   3.70%, 07/07/99                           475        475
                                                   --------
                                                    368,741
                                                   --------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth Highway
  & Transportation Authority Highway
  Series 1998A
   3.10%, 07/07/99                         1,700      1,700
                                                   --------
RHODE ISLAND -- 0.5%
Rhode Island State Student Loan
  Authority Higher Education RB
  Series 1995-1
   3.45%, 07/07/99                        12,300     12,300
Rhode Island State Student Loan
  Authority Higher Education RB
  Series 1996-2
   3.45%, 07/07/99                         5,000      5,000


                                           Par      Value
                                         -------   --------
Rhode Island State Student Loan
  Authority Higher Education RB
  Series 1996-3
   3.45%, 07/07/99                       $18,100   $ 18,100
                                                   --------
                                                     35,400
                                                   --------
SOUTH CAROLINA -- 0.5%
Dorchester County, South Carolina
  Pollution Control Facilities RB
  (BOC Group Inc. Project)
   3.65%, 07/07/99                         2,000      2,000
Greenville, South Carolina County &
  City IDRB (Stevens Aviation
  Technology Services Project)
   3.90%, 07/07/99                         3,500      3,500
South Carolina Economic Development
  Authority Hospital Facility RB
  (Sanders Brothers Construction
  Project)
   3.75%, 07/07/99                         2,450      2,450
South Carolina Economic Development
  Authority RB (Advanced Automation
  Project) Series 1998
   3.55%, 07/07/99                         3,800      3,800
South Carolina Jobs Economic
  Development Authority IDRB (Electric
  City Printing Project)
   3.75%, 07/07/99                         2,800      2,800
South Carolina Jobs Economic
  Development Authority RB (Brown
  Packaging Co. Project)
   3.75%, 07/07/99                         3,300      3,300
South Carolina Jobs Economic
  Development Authority RB (Specialty
  Minerals Project)
   3.80%, 07/07/99                         3,600      3,600
South Carolina Jobs Economic
  Development Authority RB (Thomas
  & Betts Corp. Project)
   3.75%, 07/07/99                         3,100      3,100
South Carolina State Housing Finance
  & Development Authority M/F
  Housing RB (Ashley Apartments
  Project) Series 1999
   3.80%, 07/07/99                         4,300      4,300

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                           Par      Value
                                         -------   -------
Spartanburg County, South Carolina
  IDA RB (Bemis, Inc.)
   3.65%, 07/07/99                       $ 4,750   $ 4,750
                                                   -------
                                                    33,600
                                                   -------
SOUTH DAKOTA -- 0.2%
South Dakota State Health &
  Educational Facilities Authority RB
  (Mckenna Hospital) Series 1994
   3.70%, 07/07/99                        15,930    15,930
                                                   -------
TENNESSEE -- 2.4%
Chattanooga, Tennesse IDRB (National
  Print Group Inc. Project)
   3.85%, 07/07/99                         2,400     2,400
Chattanooga, Tennessee Health
  Education & Housing Facility
  Board RB (Baylor School Project)
   3.75%, 07/07/99                         2,625     2,625
Franklin County, Tennessee IDRB
  (Hi-Tech Project) Series 1997
   3.65%, 07/07/99                         6,500     6,500
Jackson County, Tennessee IDRB
  Solid Waste Facilities (Ameristeel
  Corp. Project)
   3.90%, 07/01/99                         5,000     5,000
Knox County, Tennessee Health,
  Education, & Housing Facilities
  Board RB (THA Solutions Group,
  Inc. Project)
   3.50%, 07/07/99                        25,000    25,000
Metropolitan Nashville & Davidson
  County, Tennessee Health & Education
  Facility Board RB Series A
   3.30%, 07/07/99                         1,200     1,200
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Bind
  Technologies Inc.)
   3.90%, 07/07/99                         3,750     3,750
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing
  IDRB (Arbor Crest) Series 1985B
   3.65%, 07/07/99                         7,550     7,550
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing
  IDRB (Arbor Knoll) Series 1985A
   3.65%, 07/07/99                         1,000     1,000


                                            Par     Value
                                         -------   -------
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995C1
   3.65%, 07/07/99                       $ 5,530   $ 5,530
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995C3
   3.65%, 07/07/99                        10,000    10,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995E3
   3.65%, 07/07/99                         2,810     2,810
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996A
   3.65%, 07/07/99                         7,000     7,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996D1
   3.65%, 07/07/99                         2,990     2,990
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996E1
   3.65%, 07/07/99                         6,160     6,160
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996E4
   3.65%, 07/07/99                         3,000     3,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996F1
   3.65%, 07/07/99                         9,000     9,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996F2
   3.65%, 07/07/99                         8,690     8,690

                                              Par      Value
                                           --------   --------
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996G
   3.65%, 07/07/99                         $  6,540   $  6,540
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 3C-1
   3.65%, 07/07/99                           11,500     11,500
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds Series II-C
   3.65%, 07/07/99                            1,025      1,025
Sumner County, Tennessee Health
  Educational & Housing Facilities
  Board RB (Hospital Alliance Pooled
  Program) Series 1999A
   3.77%, 07/01/99                           30,000     30,000
Tennessee State Student Funding Corp.
  Student Loan RB Series 1997A-3
   3.55%, 07/07/99                           14,900     14,900
                                                      --------
                                                       174,170
                                                      --------
TEXAS -- 6.2%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist
  Hospital) Series 1985
   3.60%, 07/07/99                            3,100      3,100
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds
   3.90%, 07/07/99                            3,155      3,155
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler
  Memorial Home Project) Series 1995
   3.62%, 07/07/99                            4,800      4,800
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   3.40%, 07/07/99                           25,200     25,200
Brownsville County, Texas Industrial
  Development Corp. Revenue
  Refunding Bonds (Rich Seapak Corp.
  Project)
   3.80%, 07/07/99                            3,750      3,750
Central Waco, Texas Development
  Corp. IDRB (H.E. Butt Grocery Project)
   3.45%, 07/07/99                            3,150      3,150


                                              Par       Value
                                            -------   --------
Collin County, Texas HFA M/F Housing
  RB (Huntington Apartments Project)
   3.77%, 07/07/99                          $ 6,150    $ 6,150
Euless, Texas IDA RB (Ferguson
  Enterprises, Inc. Project)
   3.65%, 07/07/99                            4,950      4,950
Grand Prairie, Texas IDA IDRB (NTA
  Leasing Co. Project) Series 1994
   3.60%, 07/07/99                            1,940      1,940
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB (AHS
  Sunbelt Central Texas Medical Center
  Project) Series 1990A
   3.85%, 07/07/99                            8,200      8,200
Lavaca-Navidad River Authority, Texas
  Water Supply System Contract RB
  (Formosa Plastics Corp. Project) (a)
   3.55%, 07/07/99                           13,600     13,600
Lubbock, Texas Educational Facilities
  Authority RB (Lubbock Christian
  University Project)
   3.75%, 07/07/99                            6,600      6,600
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds (Texas
  Student Loan Project)
   3.55%, 07/07/99                            9,000      9,000
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1987A
   3.40%, 07/07/99                           87,750     87,750
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1996A
   3.60%, 07/07/99                            6,100      6,100
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1996B
   3.60%, 07/07/99                            4,000      4,000
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1996D
   3.60%, 07/07/99                            4,000      4,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                              Par      Value
                                           --------   --------
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1991A
   3.40%, 07/07/99                         $ 21,800   $ 21,800
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A
   3.40%, 07/07/99                            5,500      5,500
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A1
   3.40%, 07/07/99                            2,400      2,400
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1993A
   3.40%, 07/07/99                           13,300     13,300
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1995A
   3.40%, 07/07/99                           18,300     18,300
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1997X
   3.40%, 07/07/99                           18,300     18,300
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson
  Farms Project) Series 1995
   3.65%, 07/07/99                            3,700      3,700
South Texas Higher Education
  Authority Student Loan RB
   3.40%, 07/07/99                           70,500     70,500
South Texas Higher Education
  Authority Student Loan RB
  Series 1997Z
   3.40%, 07/07/99                            7,000      7,000
Tarrant County, Texas IDRB (Mortex
  Products Inc. Project)
   3.95%, 07/07/99                            4,000      4,000
Texas Capital Health Facilities
  Development Corp. RB (Island On
  Lake Travis Ltd. Project)
   3.40%, 07/07/99                            8,500      8,500
Texas Health Facilities Development
  Corp. ACES RB (North Texas Pooled
  Health) Series 1985B
   3.65%, 07/07/99                           14,800     14,800


                                              Par      Value
                                           --------   --------
Texas Municipal Gas Corp. Gas Reserve
  RB Weekly Senior Lien
   3.45%, 07/07/99                         $ 65,935   $ 65,935
Trinity River Authority, Texas Pollution
  Control RB (Lafarge Corp. Project)
   3.85%, 07/07/99                            4,100      4,100
                                                      --------
                                                       453,580
                                                      --------
UTAH -- 0.7%
Utah State Board of Regents Student
  Loan RB Series 1995L
   3.60%, 07/07/99                            7,975      7,975
Utah State Board of Regents Student
  Loan RB Series 1996Q
   3.60%, 07/07/99                            9,000      9,000
Utah State Board of Regents Student
  Loan RB Series 1997R
   3.60%, 07/07/99                           32,955     32,955
Woods Cross City, Utah M/F RB
  (Spring Wood Apartments)
   3.62%, 07/07/99                            3,605      3,605
                                                      --------
                                                        53,535
                                                      --------
VIRGINIA -- 0.2%
King George County, Virgina IDA Solid
  Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996
   3.90%, 07/07/99                            3,700      3,700
Loudoun County, Virginia IDRB
  (Electronic Instrumentation Project)
   3.45%, 07/07/99                            2,760      2,760
Staunton, Virginia IDRB (Diebold Inc.-
  Staunton Project) Series 1997
   3.70%, 07/07/99                            2,835      2,835
Virginia Beach, Virginia Development
  Authority M/F Housing RB (Silver Hill
  at Thalia LLC Project) Series 1999
   3.80%, 07/07/99                            4,400      4,400
                                                      --------
                                                        13,695
                                                      --------
WASHINGTON -- 3.4%
Algona, Washington Economic
  Development Corp. IDRB (Aitchison
  Family Partnership Project)
   3.55%, 07/07/99                            2,620      2,620
Douglas County, Washington Water
  Economic Development RB
   3.95%, 07/07/99                            6,500      6,500

                                             Par       Value
                                           -------    -------
Everett, Washington IDA RB Series
  1996 (Partners Trust/Synsor Project)
   3.65%, 07/07/99                         $ 4,400    $ 4,400
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997
   3.65%, 07/07/99                           4,000      4,000
King County, Washington HFA M/F
  Housing RB (Auburn County
  Apartments)
   3.70%, 07/07/99                           9,150      9,150
Olympia, Washington Economic
  Development Authority (Solid
  Waste Lemay Enterprises Project)
   3.75%, 07/07/99                           5,160      5,160
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project)
   3.65%, 07/07/99                           3,000      3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997
   3.70%, 07/07/99                           1,820      1,820
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project)
   3.80%, 07/07/99                           2,000      2,000
Pierce County, Washington Economic
  Development Corp. RB (Solid Waste
  Lemay Enterprises Project)
   3.75%, 07/07/99                           3,500      3,500
Pilchuck, Washington Water
  Development Corp. IDRB (Romac
  Industrial Inc. Project)
   4.00%, 07/07/99                           7,425      7,425
Port Centralia, Washington IDB (Solid
  Waste Lemay Enterprises Project)
   3.75%, 07/07/99                           2,200      2,200
Port Moses Lake, Washington Public
  Corp. RB (Moses Lake Industrial
  Project) Series 1995
   3.65%, 07/07/99                           3,000      3,000
Port Moses Lake, Washington Public
  Corp. RB (National Frozen Foods
  Corp.)
   3.55%, 07/07/99                           6,800      6,800
Port of Seattle, Washington
  Subordinate Lien RB Series 1997
   3.55%, 07/07/99                          81,530     81,530


                                              Par      Value
                                           -------    -------
Seattle, Washington HDA RB (Capitol
  Hill Housing Improvement &
  HRG Project)
   3.65%, 07/07/99                         $ 6,420    $ 6,420
Seattle, Washington HDA RB (Casa
  Pacifica Apartments Project)
  Series 1997
   3.65%, 07/07/99                           3,350      3,350
Seattle, Washington HDA RB (Holly
  Park Project)
   3.65%, 07/07/99                          18,500     18,500
Spokane County, Washington
  Industrial Development Corp. (Metal
  Sales Manufacturing Corp. Project)
   3.72%, 07/07/99                           2,520      2,520
Washington Health Care Facilities
  Authority RB (Yakima Valley Farm
  Workers Clinic) Series 1997
   3.57%, 07/07/99                           3,700      3,700
Washington State Economic
  Development Finance Authority
  (Skills Inc. Project) (a)
   3.60%, 07/07/99                           3,450      3,450
Washington State Economic
  Development Finance Authority ACES
  (Tank Project) Series 1998B
   3.80%, 07/07/99                           1,400      1,400
Washington State Economic
  Development Finance Authority IDRB
  (Tonkin Building) Series 1997A
   3.80%, 07/07/99                           1,000      1,000
Washington State Economic
  Development Finance Authority RB
  (Hamilton Materials Project)
   3.95%, 07/07/99                           5,000      5,000
Washington State Economic
  Development Finance Authority RB
  (Hunter Douglas Project) Series 1997A
   3.80%, 07/07/99                           3,500      3,500
Washington State HFA M/F Housing
  Mortgage RB (Brittany Park Phase 3
  Project)
   3.80%, 07/07/99                           3,480      3,480
Washington State HFA M/F Housing
  Mortgage RB (Canyon Lake II)
  Series 1993A
   3.85%, 07/07/99                           4,565      4,565

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                              Par      Value
                                           --------   --------
Washington State HFA M/F Housing
  Mortgage RB (Lake Washington
  Apartments Project) Series 1996
   3.75%, 07/07/99                         $  8,750   $  8,750
Washington State HFA M/F Housing
  Mortgage RB (Meridian Court
  Apartments) Series 1996
   3.65%, 07/07/99                            6,900      6,900
Washington State HFA M/F Housing
  Mortgage RB (Merrill Gardens Project)
  Series 1997A
   3.80%, 07/07/99                            2,600      2,600
Washington State HFA M/F Housing
  Mortgage RB (Rosecreek Apartments
  Project)
   3.85%, 07/07/99                            3,570      3,570
Yakama Indian Nation, Washington
  Confederated Tribes & Bands
  (Yakama Forests Products Project)
   3.65%, 07/07/99                            8,600      8,600
Yakima County, Washington Public
  Corp. IDRB (Cowiche Growers
  Project)
   3.95%, 07/07/99                            3,800      3,800
Yakima County, Washington Public
  Corp. RB (Hi-Country Foods Project)
   3.65%, 07/07/99                            7,300      7,300
Yakima County, Washington Public
  Corp. RB (Michaelson Packaging
  Project)
   3.65%, 07/07/99                            3,800      3,800
Yakima County, Washington Public
  Corp. RB (Printing Press Project)
   3.65%, 07/07/99                            2,400      2,400
                                                      --------
                                                       247,710
                                                      --------
WEST VIRGINIA -- 0.3%
Fayette County, West Virginia Solid
  Waste Disposal Facilities RB (Georgia-
  Pacific Corp. Project) Series 1995
   3.80%, 07/07/99                            9,200      9,200
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series B
   3.60%, 07/07/99                           10,800     10,800


                                              Par      Value
                                           --------   --------
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series D
   3.60%, 07/07/99                         $  4,200   $  4,200
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987
   3.57%, 07/07/99                            1,900      1,900
                                                      --------
                                                        26,100
                                                      --------
WISCONSIN -- 0.6%
Carlton, Wisconsin Pollution Control
  RB (Wisconsin Power & Light Co.
  Project)
   3.55%, 07/07/99                            5,800      5,800
Chilton, Wisconsin IDRB (Kaytee
  Products, Inc. Project) Series 1995
   3.72%, 07/07/99                            1,295      1,295
Colburn, Wisconsin IDRB (Heartland
  Farms Project) Series 1994
   3.75%, 07/07/99                            6,900      6,900
Grafton, Wisconsin IDRB (Milwaukee
  Sign Co. Project)
   3.75%, 07/07/99                            1,900      1,900
Kenosha, Wisconsin IDRB (Asyst
  Technologies Limited Liability Corp.
  Project)
   3.75%, 07/07/99                            5,000      5,000
Lac Du Flambeau, Band of Lake
  Superior, Wisconsin Chippewa Indians
  Special Obligation Bonds (Simpson
  Electric Co. Project) Series 1985
   3.60%, 07/07/99                            4,200      4,200
Prentice, Wisconsin Industrial
  Development Revenue Refunding
  Bonds (Blount, Inc.) Series 1992
   3.75%, 07/07/99                            1,350      1,350
Rapids City, Wisconsin IDRB (Theile
  Kaolin of Wisconsin, Inc. Project)
  Series 1998
   3.80%, 07/07/99                            2,250      2,250
Rhinelander, Wisconsin IDRB (Lake
  Shore Inc. Project)
   3.80%, 07/07/99                            2,420      2,420

                                               Par      Value
                                             -------- ----------
Wisconsin Housing & Economic
  Development Authority RB (Ultratec
  Inc. Project) Series 7
   3.75%, 07/07/99                           $  3,730 $    3,730
Wisconsin State Health & Education
  Facilities Authority RB (Sinai
  Samaritan) Series 1994A
   3.70%, 07/07/99                             12,560     12,560
                                                      ----------
                                                          47,405
                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,124,141)                                    4,124,141
                                                      ----------
VARIABLE RATE TENDER OPTION BONDS -- 10.7% (a)(b)(f)
COLORADO -- 0.4%
Colorado HFA S/F Mortgage TOB
  Series 1999M
   3.77%, 07/07/99                             12,010     12,010
Denver, Colorado GO Refunding TOB
  Series 1998A
   3.90%, 07/07/99                             13,870     13,870
                                                      ----------
                                                          25,880
                                                      ----------
CONNECTICUT -- 0.7%
Connecticut State GO General Purpose
  Public Improvement TOBP
  Series 1991A (BTP-151)
   3.85%, 07/07/99                              7,365      7,365
Connecticut State TOBP (BTP-292)
   3.90%, 07/07/99                              7,920      7,920
Connecticut State Transportation
  TOBP (BTP-262)
   3.90%, 07/07/99                             16,650     16,650
Macon, Connecticut HFA TOB
  Series 1999D
   3.79%, 07/07/99                             19,995     19,995
                                                      ----------
                                                          51,930
                                                      ----------
FLORIDA -- 0.2%
Eagle Dade County, Florida Water &
  Sewer TOB Series 1993S
   3.69%, 07/07/99                             14,000     14,000
                                                      ----------
GEORGIA -- 0.4%
Georgia State Public Improvement
  GO TOBP Series 1993B & 1993C
  (BTP-135)
   3.90%, 07/07/99                              3,865      3,865


                                                Par       Value
                                             --------    -------
Georgia State Public Improvement
  GO TOBP Series 1993B & 1993C
  (BTP-140)
   3.90%, 07/07/99                            $ 4,575    $ 4,575
Georgia State Public Improvement
  GO TOBP Series 1994B (BTP-148)
   3.90%, 07/07/99                              7,100      7,100
Georgia State TOBP (BTP-79)
   3.90%, 07/07/99                             13,145     13,145
                                                         -------
                                                          28,685
                                                         -------
HAWAII -- 1.1%
Hawaii GO TOB
   3.90%, 07/07/99                              9,900      9,900
Hawaii State GO TOB
   3.90%, 07/07/99                              7,750      7,750
Hawaii State Housing Finance &
  Development Corp. TOB
   3.72%, 07/07/99                             17,075     17,075
Hawaii State TOB
   3.90%, 07/07/99                             24,750     24,750
Hawaii State TOBP (BTP-220)
   3.90%, 07/07/99                              8,245      8,245
Hawaii State TOBP (BTP-222)
   3.90%, 07/07/99                              5,275      5,275
Honolulu, Hawaii City & County TOB
   3.72%, 07/07/99                              9,015      9,015
                                                         -------
                                                          82,010
                                                         -------
ILLINOIS -- 0.8%
Chicago, Illinois S/F Mortgage RB
  Series 1999N TOB
   3.77%, 07/07/99                              9,995      9,995
Eagle Chicago, Illinois Midway
  Airport RB TOB
   3.69%, 07/07/99                             24,480     24,480
Eagle, Illinois 981304 Metropolitan
  Pier & Expo Authority McCormick
  Place TOB
   3.69%, 07/07/99                             14,355     14,355
Illinois Educational Facilities TOB
  (Merlot Program) Series 1997V
   3.60%, 07/07/99                              2,000      2,000
Illinois State GO TOB
   3.90%, 07/07/99                              7,440      7,440
                                                         -------
                                                          58,270
                                                         -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
KENTUCKY -- 0.3%
Kentucky Housing Corporate RB
  Series 1998W TOB
   3.77%, 07/07/99                         $19,320    $19,320
                                                      -------
LOUISIANA -- 0.1%
Louisiana State TOBP (BTP-300)
  Series 1998A
   3.90%, 07/07/99                           7,920      7,920
                                                      -------
MARYLAND -- 0.4%
Maryland State Community
  Development Adminstration
  Department TOB Series 1999G
   3.78%, 07/07/99                          32,335     32,335
                                                      -------
MASSACHUSETTS -- 0.2%
Massachusetts GO TOBP (BTP-214)
   3.90%, 07/07/99                          18,115     18,115
                                                      -------
MICHIGAN -- 0.1%
Monroe County, Michigan Pollution
  Control TOB (Detroit Edison Co. Project)
   3.82%, 07/07/99                          10,060     10,060
                                                      -------
MINNESOTA -- 0.1%
Minnesota State GO TOB
   3.90%, 07/07/99                           7,710      7,710
                                                      -------
MISSISSIPPI -- 0.2%
Mississippi S/F HFA TOB Series 1997G
   3.77%, 07/07/99                          12,330     12,330
                                                      -------
MISSOURI -- 0.1%
Sikeston, Missouri Electric System
  TOBP (BTP-186) Series 1992
   3.90%, 07/07/99                          10,098     10,098
                                                      -------
NEBRASKA -- 0.2%
Nebraska Investment Finance
  Authority S/F Housing RB Series TOB
  Series 1998X
   3.77%, 07/07/99                          10,825     10,825
                                                      -------
NEW HAMPSHIRE -- 0.3%
New Hampshire State HFA S/F RB TOB
  Series 1998U
   3.67%, 07/07/99                           9,995      9,995


                                             Par       Value
                                           -------    -------
New Hampshire State HFA S/F RB TOB
  Series G
   3.77%, 07/07/99                         $14,915    $14,915
                                                      -------
                                                       24,910
                                                      -------
NEW JERSEY -- 0.3%
New Jersey Health Care TOBP (PA-504)
  Series 1998B
   3.70%, 07/07/99                          15,975     15,975
New Jersey State Transportation
  Authority TOBP (PT-200)
   3.72%, 07/07/99                           1,875      1,875
New Jersey State Turnpike Authority
  TOBP (PA-440)
   3.70%, 07/07/99                           2,695      2,695
New Jersey Transportation Authority
  TOBP (PA-505)
   3.72%, 07/07/99                           3,915      3,915
                                                      -------
                                                       24,460
                                                      -------
NEW YORK -- 1.7%
Macon, New York State Management
  Agency RB TOB Series 1999H
   3.72%, 07/07/99                          14,995     14,995
New York City, New York GO TOB
  (Merlot Program) Series 1997C
   3.55%, 07/07/99                          28,825     28,825
New York City, New York Municipal
  Assistance Corp. TOB
   3.77%, 07/07/99                          10,000     10,000
New York City, New York Transitional
  Finance Authority Future Tax Secured
  TOB Series 1999B
   3.55%, 07/07/99                          20,670     20,670
New York City, New York Waste
  Management Facilities Water Sewer
  Systems RB TOBP (PA-523)
  Series 1998B
   3.77%, 07/07/99                          18,235     18,235
New York Local Government
  Assistance Corp. TOBP (PT-1055)
  Series 1997B
   3.77%, 07/07/99                           1,615      1,615
New York State Mortgage Agency
  Revenue TOB Series 1999F
   3.74%, 07/01/99                           5,700      5,700

                                              Par      Value
                                           --------   --------
New York State Urban Development
  Corp. TOBP (BTP-113)
   3.90%, 07/07/99                         $ 20,196   $ 20,196
New York Triborough Bridge & Tunnel
  Authority TOB
   3.85%, 07/07/99                            4,420      4,420
Port Authority of New York &
  New Jersey TOBP (PT-518)
   3.77%, 07/07/99                            3,390      3,390
                                                      --------
                                                       128,046
                                                      --------
NORTH CAROLINA -- 0.3%
North Carolina State TOB
   3.85%, 07/07/99                           18,315     18,315
                                                      --------
PENNSYLVANIA -- 0.4%
Allegheny County, Pennsylvania
  Airport TOBP (PT-176)
   3.77%, 07/07/99                            1,930      1,930
Chester County, Pennsylvania Health
  & Education TOB
   3.77%, 07/07/99                            1,305      1,305
Philadelphia, Pennsylvania Airport
  RB TOBP (PA-387)
   3.77%, 07/07/99                            1,920      1,920
Philadelphia, Pennsylvania Water &
  Waste RB TOBP (PT-151) Series 1993
   3.77%, 07/07/99                            8,190      8,190
Pittsburgh, Pennsylvania GO TOB
   3.90%, 07/07/99                           19,290     19,290
                                                      --------
                                                        32,635
                                                      --------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth TOBP
  (PT 181)
   3.54%, 07/07/99                              500        500
                                                      --------
RHODE ISLAND -- 0.3%
Rhode Island Housing & Mortgage
  Finance Corp. TOB Series 1999E
   3.79%, 07/01/99                           19,020     19,020
                                                      --------
SOUTH CAROLINA -- 0.1%
South Carolina State Capital
  Improvement Revenue Refunding
  TOBP (BTP-147)
   3.90%, 07/07/99                            5,370      5,370
                                                      --------


                                              Par      Value
                                           --------   --------
TEXAS -- 1.4%
Austin, Texas Independant School
  District TOB
   3.72%, 07/07/99                         $  5,700   $  5,700
Eagle, Texas Texas A&M Board of
  Regents Permanent University
  Fund TOB
   3.69%, 07/07/99                           28,445     28,445
El Paso, Texas Water & Sewer RB TOB
  Series 1999
   3.77%, 07/07/99                           14,825     14,825
Regents of The University of Texas
  Permanent University Fund Revenue
  TOBP (BTP-143) Series 1992A
   3.90%, 07/07/99                           10,685     10,685
Southeast Texas Housing Finance Corp.
  TOBP (PT-193)
   3.82%, 07/07/99                           13,270     13,270
Texas State GO TOB
   3.90%, 07/07/99                           12,205     12,205
Texas State Public Financing Authority
  GO TOBP (BTP-127) Series 1994
   3.90%, 07/07/99                           14,980     14,980
                                                      --------
                                                       100,110
                                                      --------
WASHINGTON -- 0.3%
Washington State GO TOB
   3.90%, 07/07/99                           18,805     18,805
Washington State Public Power Supply
  System Revenue Refunding TOBP
  (BTP-137) (Nuclear Project Number 2)
  Series 1993B
   3.95%, 07/07/99                            6,685      6,685
                                                      --------
                                                        25,490
                                                      --------
WISCONSIN -- 0.2%
Wisconsin Housing & Economic
  Development Authority Home
  Ownership TOBP (PT-194)
   3.82%, 07/07/99                           15,335     15,335
                                                      --------
WYOMING -- 0.1%
Wyoming Community Development
Authority Housing RB TOB
   3.82%, 07/07/99                            4,820      4,820
                                                      --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $788,499)                                      788,499
                                                      --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
TAX-EXEMPT COMMERCIAL PAPER -- 10.4% (c)
ARIZONA -- 0.5%
Maricopa County, Arizona Pollution
  Control Authority Revenue Refunding
  Bonds TECP (Southern California
  Edison Palo Alto Verde Project)
  Series 1985G
   3.20%, 07/07/99                         $16,900    $16,900
   3.15%, 10/06/99                          13,000     13,000
Salt River, Arizona TECP (Argicultural
  Improvement Program Project) (f)
   3.30%, 07/12/99                           9,515      9,515
                                                      -------
                                                       39,415
                                                      -------
COLORADO -- 0.6% (f)
Lower Colorado River Authority TECP
   3.20%, 08/05/99                          25,000     25,000
   3.15%, 09/08/99                          18,200     18,200
                                                      -------
                                                       43,200
                                                      -------
FLORIDA -- 1.3% (f)
Florida Local Government Community
  Pooled TECP Series 1999A
   3.20%, 08/05/99                          14,336     14,336
Florida Local Government Community
  Pooled TECP Series 1999B
   2.95%, 08/03/99                           3,000      3,000
Florida Local Government Community
  Pooled TECP Series A
   3.30%, 09/01/99                           7,185      7,185
Orange County, Florida HFA Pooled
  Hospital Loan TECP
   3.25%, 07/19/99                          13,200     13,200
Pinellas County, Florida Education
  Facilities TECP
   3.25%, 07/19/99                           6,600      6,600
   3.15%, 08/24/99                           5,700      5,700
Sunshine State Governmental Finance
  Community TECP
   3.30%, 07/12/99                          20,500     20,500
   3.15%, 10/05/99                           9,995      9,995
   3.30%, 10/06/99                          17,178     17,178
                                                      -------
                                                       97,694
                                                      -------


                                             Par       Value
                                           -------    -------
GEORGIA -- 0.0% (f)
Athens Clarke, Georgia IDA IDRB
  TECP (Rhone Merieux Inc. Project)
  Series 1988
   3.30%, 08/05/99                         $ 1,500    $ 1,500
                                                      -------
KENTUCKY -- 0.5%
Trimble County, Kentucky Pollution
  Control TECP (Louisville G & E
  Project) Series 1997
   3.25%, 08/05/99                          35,000     35,000
                                                      -------
LOUISIANA -- 1.0%
Louisiana GO Refunding Bonds TECP
  Series 1991A (f)
   2.70%, 07/15/99                           8,420      8,420
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988A
   3.25%, 07/29/99                          21,000     21,000
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988B
   3.25%, 07/29/99                          40,530     40,530
                                                      -------
                                                       69,950
                                                      -------
MICHIGAN -- 0.5%  (f)
Michigan State Building Authority
TECP Series 2
   3.15%, 08/05/99                         34,000     34,000
                                                      ------
MINNESOTA -- 0.1%
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Clinic Project) Series 1992
   3.20%, 07/08/99                          6,600      6,600
                                                      ------
NEVADA -- 0.8% (f)
Las Vegas Valley, Nevada Water District
  GO TECP Series A
   3.25%, 07/09/99                          5,000      5,000
   3.30%, 07/09/99                         16,000     16,000
   3.10%, 09/07/99                         40,000     40,000
                                                      ------
                                                      61,000
                                                      ------

                                             Par       Value
                                           -------    --------
NEW YORK -- 1.6% (f)
New York State Environmental Quality
  TECP
   3.15%, 09/02/99                         $55,400    $ 55,400
New York State Power Authority TECP
  Series 2
   3.15%, 07/27/99                          27,800      27,800
   3.20%, 08/05/99                          25,900      25,900
   3.13%, 09/13/99                          11,700      11,700
                                                      --------
                                                       120,800
                                                      --------
NORTH CAROLINA -- 0.3% (f)
North Carolina Eastern Municipal
  Power Agency Power System RB
  TECP
   3.20%, 07/07/99                          11,000      11,000
   3.20%, 08/05/99                           4,500       4,500
   3.20%, 09/13/99                           6,300       6,300
                                                      --------
                                                        21,800
                                                      --------
OKLAHOMA -- 0.3% (f)
Oklahoma City, Oklahoma Industrial
  Cultural Facilities Trust Health Care
  Series TECP Series 1998B
   3.25%, 07/21/99                          15,495      15,495
   3.10%, 09/10/99                          10,000      10,000
                                                      --------
                                                        25,495
                                                      --------
PENNSYLVANIA -- 0.4%(f)
Montgomery County, Pennsylvania IDA
  Pollution Control RB TECP
   3.20%, 07/07/99                          11,810      11,810
   2.70%, 07/15/99                          14,900      14,900
   3.25%, 08/05/99                           3,500       3,500
                                                      --------
                                                        30,210
                                                      --------
TEXAS -- 0.9%
Corpus Christi, Texas Utility System
  TECP Series A (f)
   3.25%, 07/21/99                           9,650       9,650
Houston, Texas Water & Sewer TECP
  Series A (f)
   3.20%, 07/13/99                           7,000       7,000
Texas State TRAN TECP Series 1997B
   2.95%, 07/13/99                          14,000      14,000
   2.95%, 07/14/99                          35,000      35,000
                                                      --------
                                                        65,650
                                                      --------


                                             Par        Value
                                           --------   --------
UTAH -- 1.3% (f)
Utah State GO Highway TECP
  Series 1998B
   3.20%, 08/16/99                        $ 13,300    $ 13,300
   3.25%, 08/16/99                          80,300      80,300
                                                      --------
                                                        93,600
                                                      --------
WYOMING -- 0.3% (f)
Lincoln County, Wyoming Pollution
  Control RB (Pacificorp Project)
  TECP
   3.25%, 07/21/99                          18,150      18,150
                                                      --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $764,064)                                      764,064
                                                      --------
MANDATORY PUT BONDS -- 7.9% (c)
ARKANSAS -- 0.3%
Arkansas State S/F HFA Housing
  Mortgage RB Series C
   3.00%, 03/01/00                          18,835      18,835
                                                      --------
CALIFORNIA -- 1.8% (f)
California Higher Education Loan
  Authority Student Loan RB
  Series 1987C
   3.20%, 06/01/00                          70,000      70,000
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A2
   3.18%, 04/01/00                          49,300      49,300
California Higher Education Loan
  Authority Student Loan RB
  Series 1995E5
   3.20%, 06/01/00                          14,000      14,000
                                                      --------
                                                       133,300
                                                      --------
IDAHO -- 0.3%
Custer County, Idaho Pollution
  Control RB (Amoco Project)
  Series 1983
   3.05%, 10/01/99                          23,000      23,000
                                                      --------
ILLINOIS -- 1.4%
Chicago, Illinois GO (f)
   2.96%, 11/04/99                           5,000       5,000
Chicago, Illinois RB (f)
   2.85%, 10/28/99                          90,035      90,035

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                          -------     -------
Illinois Development Financing
  Authority RB
   3.10%, 03/01/00                        $ 6,900     $ 6,900
Orland Park, Illinois IDRB (Orland
  Properties Project) (f)
   3.40%, 07/07/99                          1,040       1,040
                                                      -------
                                                      102,975
                                                      -------
MINNESOTA -- 0.2% (f)
Minnesota State S/F HFA
   3.70%, 08/09/99                         13,600      13,600
                                                      -------
NEW JERSEY -- 0.1% (f)
New Jersey State Higher Education
  Assistance Authority Student Loan RB
  Series 1999B
   3.10%, 06/01/00                          6,000       6,000
                                                      -------
PENNSYLVANIA -- 0.2%
Beaver County, Pennsylvania IDA
  Pollution Control Refunding RB
  (Ohio Edison County) Series 1992A
   3.05%, 04/01/00                         15,500      15,500
                                                      -------
RHODE ISLAND -- 0.3% (f)
Rhode Island State Student Loan
  Authority RB
   3.21%, 07/19/99                         19,000      19,000
                                                      -------
TENNESSEE -- 0.3%
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Insurance
  Co. America Project)
   3.25%, 11/01/99                          5,700       5,700
Tennessee Housing Development
  Agency (Homeownership Program)
  Series 1999-1B
   3.25%, 06/01/00                         20,000      20,000
                                                      -------
                                                       25,700
                                                      -------
TEXAS -- 3.0% (f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   3.55%, 09/01/99                         32,500      32,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992B
   4.00%, 07/01/99                         14,000      14,000


                                            Par       Value
                                         --------    --------
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993A
   3.15%, 05/01/00                       $ 48,150    $ 48,150
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B2
   3.20%, 06/01/00                          6,500       6,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995
   3.15%, 05/01/00                         40,000      40,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995A
   3.20%, 05/01/00                         22,700      22,700
Greater East Texas Student Loan Corp.
  RB Series 1996A
   3.00%, 03/01/00                         55,670      55,670
Greater East Texas Student Loan Corp.
  RB Series 1996B
   3.20%, 06/01/00                          2,125       2,125
                                                     --------
                                                      221,645
                                                     --------
TOTAL MANDATORY PUT BONDS
  (Cost $579,555)                                     579,555
                                                     --------
TAX AND REVENUE ANTICIPATION NOTES -- 6.1% (c)
CALIFORNIA -- 3.6% (f)
California School Cash Reserve
  Program Authority Pooled TRAN
  Series 1997A
   3.37%, 07/02/99                         48,000      48,001
   3.42%, 07/02/99                          3,000       3,000
   3.48%, 07/02/99                          9,700       9,700
   3.62%, 07/02/99                         40,000      40,001
   4.31%, 07/02/99                         10,000      10,000
California School Cash Reserve
  Program Authority Pooled TRAN
  Series 1999A (d)
   3.11%, 07/03/00                        150,000     151,313
                                                     --------
                                                      262,015
                                                     --------

                                              Par       Value
                                           --------   --------
NEW MEXICO -- 2.1% (d)
New Mexico State TRAN
   3.23%, 06/30/00                         $150,000   $151,114
   3.28%, 06/30/00                            6,000      6,042
                                                      --------
                                                       157,156
                                                      --------
PENNSYLVANIA -- 0.4%
Philadelphia, Pennsylvania School
  District TRAN Series 1999C (d)(f)
   3.45%, 06/30/00                           15,000     15,080
Philadelphia, Pennsylvania TRAN
  Series 1999A
   3.50%, 06/30/00                           17,000     17,123
                                                      --------
                                                        32,203
                                                      --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $451,374)                                      451,374
                                                       -------
REVENUE BONDS -- 3.6% (c)
ARIZONA -- 0.0%
Maricopa County, Arizona Unified
  School District #93 RB (Cave Creek
  Project) Series 1997A (f)
   3.30%, 07/01/99                            1,500      1,500
Phoenix, Arizona Civic Improvement
  Corp. Wastewater Systems Lease RB
  Series 1993
   3.00%, 07/01/99                            1,005      1,005
                                                       -------
                                                         2,505
                                                       -------
COLORADO -- 0.1%
Denver, Colorado City & County S/F
  Metro Mayors Caucus RB
   3.20%, 05/01/00                            7,300      7,300
                                                       -------
FLORIDA -- 0.4%
Dade County, Florida Residential
  Facility Refunding RB (f)
   3.47%, 10/01/99                            5,000      5,031
Dade County, Florida Sales Tax RB (f)
   3.03%, 10/01/99                            2,010      2,020
Dade County, Florida Water & Sewer
  System RB Series 1997 (f)
   2.85%, 10/01/99                            1,750      1,759


                                              Par        Value
                                            - -----    -------
Florida Gas Utility RB
  (Gas Project #1) (f)
   3.00%, 12/01/99                          $ 2,250    $ 2,262
Florida State Board of Education
  Lottery RB Series 1999C (f)
   2.90%, 07/01/99                            8,355      8,355
Florida State Division Board Financial
  Department General Services
  Environmental Preservation 2000 RB
  Series A (f)
   3.55%, 07/01/99                            6,765      6,765
Florida State Division Board Financial
  Department General Services RB
  Series A (f)
   3.54%, 07/01/99                            1,735      1,735
Florida State Turnpike Authority RB (f)
   2.85%, 07/01/99                            1,225      1,249
Jacksonville, Florida Electric Water &
  Sewer RB Series 1997B
   2.98%, 10/01/99                            1,000      1,004
Miami Dade County, Florida Public
  Services RB (f)
   2.98%, 10/01/99                            1,645      1,653
                                                       -------
                                                        31,833
                                                       -------
HAWAII -- 0.0% (f)
Hawaii State Airports System RB 2nd
  Series
   3.60%, 07/01/00                            1,680      1,722
                                                       -------
ILLINOIS -- 0.1% (f)
Hoffman Estates, Illinois Tax Incremental
  Revenue Tax Allocation Bond
   2.95%, 11/15/99                            2,280      2,297
Illinois Municipal Electric Agency
  Power Supply RB
   3.05%, 02/01/00                            1,850      1,865
Winnebago & Boone Counties, Illinois
  School District No.205 RB
   3.25%, 02/01/00                            1,200      1,227
                                                       -------
                                                         5,389
                                                       -------
INDIANA -- 0.1%
Indiana Bond Backed Common School
  Fund Advanced Purchase Funding RB
   3.08%, 08/01/99                            4,000      4,005
                                                       -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                              Par      Value
                                           -------    -------
IOWA -- 0.0% (f)
Iowa Student Loan Corp. RB
  Series 1996F
   3.10%, 12/01/99                         $ 1,000    $ 1,004
                                                      -------
KENTUCKY -- 0.0% (f)
Jefferson County, Kentucky Health
  System RB
   3.15%, 10/01/99                           2,545      2,550
Marion County, Kentucky Health
  System RB
   3.15%, 10/01/99                           1,050      1,052
                                                      -------
                                                        3,602
                                                      -------
MARYLAND -- 0.1%
Maryland Department of
  Transportation RB
   3.25%, 06/15/00                           3,935      3,958
                                                      -------
MASSACHUSETTS -- 0.3%
Massachusettes HFA S/F Housing RB
  Series 1999B1
   3.05%, 11/15/99                           5,300      5,300
Massachusettes HFA S/F Housing RB
  Series 1999B2
   3.00%, 11/15/99                          12,515     12,515
Massachusetts Health & Education
  Facilities Authority RB (St. Elizabeth
  Hospital Boston Project) Series C (f)
   3.65%, 08/15/99                             695        697
                                                      -------
                                                       18,512
                                                      -------
MICHIGAN -- 0.1%
Michigan Municipal Bond Authority
  State Revolving Fund RB (f)
   3.43%, 10/01/99                           1,000      1,005
Michigan State HDA S/F Housing RB
  Series 1999A
   3.20%, 06/01/00                           3,835      3,835
                                                      -------
                                                        4,840
                                                      -------
MINNESOTA -- 0.1%
Dakota County, Minnesota Housing &
  Redevelopment Authority S/F
  Housing Refunding RB Series 1999C
   3.20%, 04/25/00                           6,250      6,250


                                             Par       Value
                                           -------    -------
Minnesota State HFA S/F Mortgage RB
  Series 1999F (f)
   3.20%, 06/01/00                         $ 3,750    $ 3,750
                                                      -------
                                                       10,000
                                                      -------
MONTANA -- 0.1%
Montana State Higher Education
  Assistance Corp. Student Loan RB
  Series 1993B
   3.28%, 12/01/99                           7,000      7,046
                                                      -------
NEVADA -- 0.1% (f)
Clark County, Nevada Highway
  Improvement RB Motor Vehicle
  Fuel Tax
   3.35%, 07/01/99                           4,000      4,000
                                                      -------
NEW JERSEY -- 0.0%
New Jersey State Transportation
  Authority RB Series 1992A
   3.30%, 06/15/00                           1,000      1,025
                                                      -------
NEW YORK -- 0.0%
New York City, New York Municipal
  Assistance Corp. RB Series 68
   3.00%, 07/01/99                           2,100      2,100
                                                      -------
OHIO -- 0.1% (f)
Cuyahoga County, Ohio Hospital RB
  (Fairview General Hospital Project)
   3.10%, 08/01/99                           4,000      4,094
                                                      -------
OREGON -- 0.2%
Oregon State Housing & Community
  Services Department Management
  RB Series1999C
   3.15%, 04/13/00                          5,000       5,000
Oregon State Housing & Community
  Services Department Management
  RB Series1999D
   3.20%, 04/13/00                          1,900       1,900
Oregon State Housing & Community
  Services Department S/F Mortgage
  RB Series 1999H (d)
   3.48%, 06/29/00                          6,000       6,000
                                                      -------
                                                       12,900
                                                      -------

                                             Par       Value
                                           -------    -------
PENNSYLVANIA -- 0.3% (f)
Montgomery County, Pennsylvania
  Higher Education & Health Authority
  RB Series 1989B (United Hospital
  Project)
   3.20%, 11/01/99                         $ 3,030    $ 3,073
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
  Revenue Refunding Bonds
  (Philadelphia Funding Program)
   3.25%, 06/15/00                           2,695      2,758
   3.40%, 06/15/00                           2,170      2,222
Pennsylvania State Higher Educational
  Facilities Authority Higher
  Education RB Series 1999R
   3.25%, 06/15/00                           1,290      1,311
Pennsylvania State Turnpike
  Commission RB Series 1986K
   3.20%, 12/01/99                           2,000      2,076
Pennsylvania State Turnpike
  Commission RB Series 1989K
   3.20%, 12/01/99                           1,150      1,193
   3.40%, 12/01/99                           1,000      1,036
Philadelphia, Pennsylvania Hospital &
  Higher Education Facilities Authority
  RB (Northwestern Corp. Project)
  Series 1991A
   3.25%, 06/01/00                           5,200      5,546
                                                      -------
                                                       19,215
                                                      -------
RHODE ISLAND -- 0.2% (f)
Rhode Island Health & Education
  Building Corp. Hospital Funding RB
  (Johnson & Wales University Project)
   3.16%, 04/01/00                           4,460      4,717
Rhode Island Health & Education
  Building Corp. Hospital Funding RB
  (Land-Mark Medical Center Project)
   2.85%, 07/01/99                           7,520      7,670
                                                      -------
                                                       12,387
                                                      -------


                                             Par       Value
                                           -------    -------
SOUTH CAROLINA -- 0.0%
Clemson University, South Carolina
  University RB Series 1998A (f)
   3.25%, 05/01/00                         $ 2,340    $ 2,366
South Carolina Public Services
  Authority Refunding RB Series 1992A
   3.30%, 07/01/99                           1,000      1,000
                                                      -------
                                                        3,366
                                                      -------
SOUTH DAKOTA -- 0.6%
South Dakota HDA Homeownership
  Mortgage RB Series 1998H
   3.20%, 12/02/99                           3,145      3,145
South Dakota HDA Homeownership
  Mortgage RB Series 1998I
   3.20%, 12/02/99                          16,105     16,105
South Dakota HDA Homeownership
  Mortgage RB Series 1999F (d)
   3.45%, 07/07/00                          22,000     22,000
                                                      -------
                                                       41,250
                                                      -------
TEXAS -- 0.1%
Austin, Texas Utilities System RB
  Series 1985A (f)
   3.50%, 05/15/00                           1,350      1,419
Dallas Fort Worth, Texas Regional &
  International Airport Refunding
  RB (f)
   3.35%, 11/01/99                           1,000      1,004
Fort Worth, Texas Water & Sewer
  Refunding Improvement RB
   3.05%, 02/15/00                           2,110      2,135
San Antonio, Texas Water Revenue
  Refunding Bonds (f)
   3.25%, 05/15/00                           2,575      2,633
Texas Tech University, Texas Board
  of Regents (f)
   3.07%, 08/15/99                           1,860      1,862
   3.13%, 02/15/00                           1,740      1,749
                                                      -------
                                                       10,802
                                                      -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                            Par        Value
                                           ------     -------
UTAH -- 0.1%
Intermountain, Utah Power Agency
  Power Supply RB Series 1989A (f)
   2.85%, 07/01/99                         $4,400     $ 4,488
Intermountain, Utah Power Agency
  Power Supply Revenue Refunding
  Bonds Series 1996C (f)
   2.90%, 07/01/99                          2,000       2,000
Utah State Board of Regents Student
  Loan RB Series 1998H
   3.60%, 05/01/00                          4,000       4,010
                                                      -------
                                                       10,498
                                                      -------
VERMONT -- 0.0% (f)
Vermont Student Assistance Corp.
  Education Loan Financing Program
  RB Series 1992A3
   3.07%, 12/15/99                          2,000       2,025
                                                      -------
VIRGINIA -- 0.0%
Virginia State Public School Authority
  RB Series 1994A
   2.85%, 08/01/99                          2,885       2,893
                                                      -------
WASHINGTON -- 0.5%
Franklin County, Washington Public
  Utility District #001 RB (f)
   3.60%, 09/01/99                          1,200       1,201
Spokane County, Washington
  International Airport Revenue
  Refunding Bonds Series 1999B (f)
   3.25%, 10/01/99                          2,160       2,160
Washington State Housing Finance
  Commission S/F Housing Program
  RB Series 1A-S
   3.00%, 02/01/00                          5,000       5,000
Washington State Housing Finance
  Commission S/F Housing Program
  RB Series 1999-2A-S
   3.15%, 05/01/00                          8,825       8,825
Washington State Housing Finance
  Commission S/F Housing Program
  RB Notes Series 1N-S
   2.95%, 02/01/00                          6,000       6,000
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series 1992A
   2.90%, 07/01/99                          4,500       4,500


                                             Par       Value
                                           -------    -------
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series 1997A
   3.70%, 07/01/99                        $ 8,000     $ 8,000
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series A
   2.95%, 07/01/99                          2,000       2,000
                                                      -------
                                                       37,686
                                                      -------
WEST VIRGINIA -- 0.0% (f)
West Virginia State Building
  Commission RB
   3.00%, 07/01/99                          2,500       2,500
                                                      -------
TOTAL REVENUE BONDS
  (Cost $268,457)                                     268,457
                                                      -------
FIXED RATE TENDER OPTION BONDS -- 3.1% (c)(e)(f)
CONNECTICUT -- 0.2%
Connecticut HFA Mortgage Program
  TOB Series 1998T
   3.55%, 09/15/99                         12,995      12,995
                                                      -------
GEORGIA -- 0.1%
Cherokee County, Georgia Water &
  Sewer Authority TOBP (PT-266)
   3.30%, 05/11/00                          8,455       8,455
                                                      -------
HAWAII -- 0.3%
Hawaii State Airport System RB TOB
  Series 1991-2
   3.55%, 06/01/00                         14,765      14,765
Hawaii State COP Series 1998A TOBP
  (BTP-322)
   3.32%, 09/15/99                          9,900       9,900
                                                     --------
                                                       24,665
                                                      -------
ILLINOIS -- 0.2%
State of Illinois GO TOBP (BTP-313)
   3.20%, 08/17/99                         11,880      11,880
                                                      -------
INDIANA -- 0.1%
Indiana State Housing TOB 1999A
   3.15%, 12/02/99                          9,995       9,995
                                                      -------

                                             Par       Value
                                           --------   -------
MICHIGAN -- 0.2%
Wayne County, Michigan Airport RB
  TOBP (BTP-314) (Detroit Airport
  Project)
   3.35%, 08/02/99                         $ 14,850   $14,850
                                                      -------
PENNSYLVANIA -- 0.8%
Pennsylvania HFA S/F Mortgage RB
  TOBP (PT-119A) Series 1997
   3.45%, 03/09/00                           23,000    23,000
Pennsylvania HFA TOB Series 1998Y
   3.06%, 11/16/99                           12,395    12,395
Pennsylvania State University Revenue
  Refunding Bonds TOB Series 2
   3.05%, 10/07/99                            7,730     7,730
Philadelphia, Pennsylvania IDA
  Airport RB TOB Series 1998A
   3.75%, 08/04/99                           15,000    15,000
                                                      -------
                                                       58,125
                                                      -------
TEXAS -- 0.5%
Houston, Texas GO TOB
   2.95%, 08/02/99                           21,655    21,655
Texas Department of Housing &
  Community Affairs Residential
  Meeting RB TOB Series 1999C
   3.05%, 12/16/99                           14,995    14,995
                                                      -------
                                                       36,650
                                                      -------
UTAH -- 0.6%
Utah Board of Regents TOB
   3.25%, 02/08/00                           30,060    30,060
Utah Building RB TOB
   3.15%, 10/01/99                            9,695     9,695
                                                      -------
                                                       39,755
                                                      -------
VIRGINIA -- 0.1%
Virginia State Public School Authority
  School Equipment Financing TOB
  Series 5 (BTP-275)
   3.30%, 09/01/99                            6,190     6,190
                                                      -------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $223,560)                                     223,560
                                                      -------


                                               Par     Value
                                             ------   -------
GENERAL OBLIGATIONS -- 1.8% (c)
ALABAMA -- 0.0% (f)
Talladega County, Alabama GO
   3.10%, 03/01/00                           $1,100   $ 1,103
                                                      -------
ALASKA -- 0.0% (f)
Anchorage, Alaska Refunding School
  GO Series 1993A
   3.10%, 08/01/99                            1,145     1,147
                                                      -------
ARIZONA -- 0.1% (f)
Glendale, Arizona Refunding GO Bonds
   3.25%, 07/01/00                            4,000     4,060
                                                      -------
DISTRICT OF COLUMBIA -- 0.0% (f)
District of Columbia Refunding GO
  Series 1993D
   3.15%, 12/01/99                            3,450     3,472
                                                      -------
GEORGIA -- 0.1%
Dougherty County, Georgia School
  District Sales Tax GO
   3.40%, 09/01/99                            3,275     3,281
Georgia State GO Series 1989B
   3.10%, 07/01/99                            1,000     1,000
Georgia State GO Series 1991D
   2.98%, 11/01/99                            2,500     2,533
Georgia State GO Series 1993C
   2.85%, 07/01/99                            3,000     3,000
Georgia State GO Series 1995C
   3.43%, 07/01/99                            1,000     1,000
                                                      -------
                                                       10,814
                                                      -------
ILLINOIS -- 0.0% (f)
Berwyn, Illinois GO Series 1999
   3.00%, 12/01/99                            1,955     1,955
Cook County, Illinois Housing
  Development GO (204 Lyons
  Township Project)
   3.00%, 12/01/99                            1,505     1,517
                                                      -------
                                                        3,472
                                                      -------
MAINE -- 0.1%
Maine State General Purpose GO
   3.22%, 06/15/00                            5,855     5,925
Maine State Highway Improvement GO
   3.22%, 06/15/00                            1,690     1,710
                                                      -------
                                                        7,635
                                                      -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
MARYLAND -- 0.0%
Washington, Maryland Suburban
  Sanitation District Sewage Disposal
  Revenue Refunding Bonds GO
  (Montgomery & Prince George
  County Project)
   3.10%, 11/01/99                         $ 3,000    $ 3,029
                                                      -------
MASSACHUSETTS -- 0.1% (f)
Palmer, Massachusettes GO
   3.20%, 03/01/00                           4,500      4,708
                                                      -------
MICHIGAN -- 0.3%
Detroit, Michigan City School
  District GO
   3.20%, 06/01/00                          20,000     20,142
                                                      -------
MINNESOTA -- 0.1%
Minnesota GO
   3.43%, 08/01/99                           1,000      1,003
Minnesota State Various Purpose GO
   3.25%, 06/01/00                           5,500      5,561
                                                      -------
                                                        6,564
                                                      -------
NEVADA -- 0.0% (f)
Washoe County, Nevada Improvement
  Refunding GO
   3.40%, 07/01/99                           2,750      2,750
                                                      -------
NEW YORK -- 0.2% (f)
Nassau County, New York General
  Improvement GO Series 1999A
   3.18%, 06/01/00                          10,846     10,877
                                                      -------
OREGON -- 0.0%
Washington County, Oregon School
  District No. 48J Beaverton GO
   2.85%, 08/01/99                           2,570      2,574
                                                      -------
SOUTH CAROLINA -- 0.2%
Greenville, South Carolina School
  District GO
   3.10%, 03/01/00                          11,000     11,080
South Carolina State Highway GO
  Series 1999A
   3.10%, 05/01/00                           2,000      2,023
                                                      -------
                                                       13,103
                                                      -------


                                             Par      Value
                                           -------   --------
TEXAS -- 0.3%
Garland, Texas Refunding GO
   3.10%, 08/15/99                         $ 3,000   $  3,009
Plano, Texas Revenue Refunding GO
  Improvement Bond
   3.15%, 09/01/99                           1,690      1,693
Port of Houston, Texas Authority GO (f)
   3.10%, 10/01/99                           2,000      2,012
Texas State College Student Loan GO
   3.68%, 08/01/99                           2,000      2,002
Texas State GO (Veterans Land
  Refunding Project) (f)
   3.20%, 12/01/99                           7,435      7,592
Texas State Public Finance Authority
  GO Series 1996B
   2.90%, 10/01/99                           2,000      2,008
Zapata County, Texas Industrial
  School District GO (f)
   3.65%, 08/15/99                           1,090      1,093
                                                     --------
                                                       19,409
                                                     --------
UTAH -- 0.1%
Davis County, Utah School District GO
   3.25%, 06/01/00                           1,425      1,438
Utah State GO
   3.17%, 07/01/99                           3,200      3,200
                                                     --------
                                                        4,638
                                                     --------
WASHINGTON -- 0.2%
King County, Washington Limited
  Tax GO & Refunding Bonds
  Series 1999A
   3.14%, 12/01/99                           4,260      4,275
Seattle, Washington GO
   3.12%, 03/01/00                           2,705      2,729
Washington State GO Series 1992B
   3.40%, 06/01/00                           2,000      2,038
Washington State GO Series 1994A
   3.50%, 09/01/99                           2,000      2,013
Washington State GO Series 1995C
   2.90%, 07/01/99                           1,000      1,000
                                                     --------
                                                       12,055
                                                     --------
TOTAL GENERAL OBLIGATIONS
  (Cost $131,552)                                     131,552
                                                     --------

                                             Par       Value
                                           --------   -------
OPTIONAL PUT BONDS -- 1.5% (c)
CALIFORNIA -- 0.1% (f)
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D1
   3.51%, 08/01/99                         $ 10,000  $ 10,008
                                                     --------
MONTANA -- 0.5% (f)
Montana State Board of Investments
  Resource Recovery RB (Colstrip
  Project)
   3.25%, 05/31/00                           35,000    35,000
                                                     --------
TEXAS -- 0.7% (f)
Grapevine, Texas Industrial
  Development Corp. Airport RB
  (Singer County Project)
   3.25%, 04/03/00                           18,975    18,975
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992B
   3.60%, 09/01/99                           14,400    14,400
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B1
   3.00%, 02/01/00                           11,000    11,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995B
   3.65%, 07/01/99                           10,000    10,000
                                                     --------
                                                       54,375
                                                     --------
WYOMING -- 0.2%
Lincoln County, Wyoming Pollution
  Control RB (Amoco Project)
  Series 1983
   3.00%, 10/01/99                           14,350    14,350
                                                     --------
TOTAL OPTIONAL PUT BONDS
  (Cost $113,733)                                     113,733
                                                     --------


                                              Par      Value
                                           --------   -------
BOND ANTICIPATION NOTES -- 1.2% (c)
KANSAS -- 0.3%
Olathe, Kansas Temporary BAN
  Series 1999A
   3.15%, 06/01/00                         $ 20,475   $20,539
                                                      -------
MASSACHUSETTS -- 0.2%
Kingston, Massachusetts BAN
   2.98%, 11/24/99                           17,970    17,989
                                                      -------
NEW JERSEY -- 0.4%
East Brunswick Township, New Jersey
  BAN
   3.25%, 06/15/00                            8,000     8,037
Jersey City, New Jersey School
  Promissory BAN
   3.00%, 03/03/00                           13,000    13,042
Passaic County, New Jersey BAN
   3.24%, 06/15/00                            8,600     8,621
                                                      -------
                                                       29,700
                                                      -------
NEW YORK -- 0.1%
West Seneca, New York BAN
   3.10%, 04/06/00                            4,990     5,001
                                                      -------
RHODE ISLAND -- 0.1%
Barrington, Rhode Island BAN
   3.60%, 08/26/99                           11,300    11,307
                                                      -------
WISCONSIN -- 0.1%
Oregon, Wisconsin BAN
   3.46%, 03/15/00                            1,250     1,252
Oshkosh, Wisconsin Area School
  District BAN
   3.21%, 12/15/99                            3,850     3,852
                                                      -------
                                                        5,104
                                                      -------
TOTAL BOND ANTICIPATION NOTES
  (Cost $89,640)                                       89,640
                                                      -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
TAX ANTICIPATION NOTES -- 0.8% (c)
IDAHO -- 0.7% (d)
Idaho State TAN
   3.40%, 06/30/00                         $50,000    $50,410
                                                      -------
WASHINGTON -- 0.1%
King County, Washington Limited Tax
  GO & Refunding Bonds TAN
  Series 1999
   3.20%, 06/01/00                           9,000      9,023
                                                      -------
TOTAL TAX ANTICIPATION NOTES
  (Cost $59,433)                                       59,433
                                                      -------
REVENUE ANTICIPATION NOTES -- 0.6% (c)
FLORIDA -- 0.1%
Brevard County, Florida School Board
  RAN
   3.10%, 05/06/00                           5,000      5,016
                                                      -------
IOWA -- 0.5% (f)
Iowa State School Cash Anticipation
  Program  Corporate Warrant
  Certificates RAN Series 1999A
   3.23%, 06/23/00                          40,000     40,292
   3.41%, 06/23/00                           1,320      1,327
                                                      -------
                                                       41,619
                                                      -------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $46,635)                                       46,635
                                                      -------
CERTIFICATES OF PARTICIPATION -- 0.2% (c)(f)
PENNSYLVANIA -- 0.2%
Pennsylvania State COP Series A
   3.20%, 07/01/99                          10,000     10,000
                                                      ------
SOUTH CAROLINA -- 0.0%
Florence County, South Carolina
  Public Facilities Corp. COP (Law
  Enforcement Civic Center Project)
   2.98%, 03/01/00                           1,500      1,560
                                                      -------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $11,560)                                       11,560
                                                      -------


                                             Par       Value
                                          --------   --------
GRANT ANTICIPATION NOTES -- 0.0% (c)
New Jersey State Transportation Corp.
  Capital GAN Series A
   3.90%, 09/01/99                         $ 2,500   $  2,503
                                                     --------
TOTAL GRANT ANTICIPATION NOTES
  (Cost $2,503)                                         2,503
                                                     --------

                                            Shares
                                            ------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds -
  Muni Fund Portfolio
   2.88%                                       219        219
                                                   ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $219)                                             219
                                                   ----------
TOTAL INVESTMENTS -- 103.8%
  (Cost $7,654,925)                                 7,654,925
                                                   ----------
OTHER ASSETS AND LIABILITIES-- (3.8%)
  Other assets                                        165,094
  Liabilities                                        (446,779)
                                                   ----------
                                                     (281,685)
                                                   -----------
TOTAL NET ASSETS-- 100.0%                          $7,373,240
                                                   ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
VARIABLE RATE OBLIGATIONS -- 52.7% (b)(f)
CALIFORNIA -- 52.3%
ABAG Financing Authority for
  Non-Profit Corporations M/F RB
  (Architect Building Project)
   3.70%, 07/07/99                         $ 3,200    $ 3,200
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Bentley School)
   3.30%, 07/07/99                           5,230      5,230
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Harker School Project)
   3.40%, 07/07/99                           5,500      5,500
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Lucile Salter Packard Project)
   3.15%, 07/07/99                           5,000      5,000
ABAG Financing Authority M/F
  Housing (Vintage Chateau)
   4.00%, 07/07/99                          11,000     11,000
ABAG Financing Authority M/F
  Housing RB (Mountain View
  Apartments) Series 1997A
   3.75%, 07/07/99                           3,445      3,445
Alameda County, Calidfornia IDA RB
  (Malmberg Engineering, Inc. Project)
   3.75%, 07/07/99                           3,000      3,000
Alameda County, California IDRB
  (Aitchison Family Project)
  Series 1993A
   3.40%, 07/07/99                           2,800      2,800
Alameda County, California IDRB
  (Association Heat & Control Project)
   3.40%, 07/07/99                             810        810
Alameda County, California IDRB
  (JMS Family Partners) Series A
   3.40%, 07/07/99                           1,400      1,400
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A
   3.45%, 07/07/99                           2,780      2,780
Alameda-Contra Costa, California
  School Financial Authority COP
  (Capital Improvement Finance Project)
   3.70%, 07/07/99                             745        745
Anaheim, California COP (Anaheim
  Memorial Hospital Assoc. Project)
   3.25%, 07/07/99                           2,070      2,070


                                             Par       Value
                                           -------    -------
Anaheim, California COP (Police
  Facility Financing Project)
   3.25%, 07/07/99                         $   700    $   700
Anaheim, California Housing Authority
  M/F Housing RB (Casa Grande
  Apartments) Series 1997A
   3.40%, 07/07/99                           3,795      3,795
Anaheim, California Housing Authority
  M/F Housing RB (Port Trinidad
  Apartments) Series 1997C
   3.40%, 07/07/99                           2,140      2,140
Anaheim, California Housing Authority
  M/F Housing RB (Sage Park Project)
  Series A
   3.75%, 07/07/99                           2,000      2,000
Auburn, California Unified School
  District COP
   3.25%, 07/07/99                          10,750     10,750
Avalon, California Community
Improvement Agency Tax Allocation RB
   3.85%, 07/07/99                           9,975      9,975
Big Bear Lake, California IDRB COP
  (Southwest Gas Corp. Project) Series A
   3.35%, 07/07/99                          38,400     38,400
Burbank, California Redevelopment
  Agency M/F Housing RB
   3.40%, 07/06/99                          10,700     10,700
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series A
   3.35%, 07/07/99                          25,330     25,330
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series 1993B
   3.05%, 07/07/99                          12,260     12,260
California Eastern Water Municipal
  District Water & Sewer RB COP
  Series 1993B
   3.35%, 07/07/99                          28,850     28,850
California Economic Development
  Financing Authority (Lion Raisin
  Project)
   3.65%, 07/07/99                           2,000      2,000
California Education Facilities Authority
  (Life Chiropractic College West)
   3.35%, 07/07/99                           5,000      5,000
California Education Facilities Authority
  (Stanford University Project) Series L6
   3.05%, 07/07/99                           9,315      9,315

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
California Education Facilities
  Authority (University of Judaism
  Project) Series A
   3.85%, 07/07/99                         $ 5,500    $ 5,500
California Finance Authority
  Pollution Control RB (Pacific Gas &
  Electric Company)
   3.00%, 07/01/99                          17,000     17,000
California Health Facilities Financing
  Authority RB (California Prebyterian
  Homes) Series 1998
   3.25%, 07/07/99                          32,065     32,065
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C
   3.00%, 07/07/99                           3,100      3,100
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1995C
   3.00%, 07/07/99                           5,000      5,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996C
   3.00%, 07/07/99                           3,000      3,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996D
   3.00%, 07/07/99                           3,000      3,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1997B
   3.00%, 07/07/99                           4,800      4,800
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series A
   3.00%, 07/07/99                           1,400      1,400
California Health Facilities Financing
  Authority RB (Catholic Healthcare West)
  Series 1988B
   3.00%, 07/07/99                          14,900     14,900
California Health Facilities Financing
  Authority RB (Children's Hospital
  Project) Series 1991
   3.35%, 07/07/99                          17,700     17,700
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital) Series 1991B
   3.00%, 07/07/99                             400        400


                                             Par       Value
                                           -------    -------
California Health Facilities Financing
  Authority RB (St. Francis Hospital)
  Series 1995E
   3.35%, 07/07/99                         $ 3,800    $ 3,800
California Health Facilities Financing
  Authority RB (St. Joseph Health System
  Project) Series 1985A
   2.85%, 07/01/99                           1,000      1,000
California Housing Finance Agency
  Home Mortgage RB Series 1999J1
   3.00%, 07/07/99                          16,300     16,300
California Housing Financing Agency
  Home Mortage RB Series 1999J2
   3.00%, 07/07/99                          15,000     15,000
California Infrastructure & Economic
  Development Bank IDRB (American
  Derosa-Lamparts)
   3.35%, 07/07/99                           4,950      4,950
California Infrastructure & Economic
  Development Bank IDRB (Bonded
  Motors Inc. Project)
   3.45%, 07/07/99                           5,130      5,130
California Infrastructure & Economic
  Development Bank IDRB (Lafayette
  Textile Industries Project)
   3.40%, 07/07/99                           4,000      4,000
California Infrastructure & Economic
  Development Bank IDRB (Nelson
  Name Plate Co. Project)
   3.20%, 07/07/99                           3,950      3,950
California Infrastructure & Economic
  Development Bank IDRB (Roller
  Bearing Co. of America Santa Ana
  Project)
   3.25%, 07/07/99                           2,400      2,400
California Pollution Control Financing
  Authority RB (Green Team of San Jose
  Project)
   3.45%, 07/07/99                           4,400      4,400
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996B
   3.20%, 07/07/99                          94,700     94,700
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996E
   3.30%, 07/01/99                           2,500      2,500

                                             Par       Value
                                           -------    -------
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series A
   3.10%, 07/07/99                         $68,500    $68,500
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series D
   3.30%, 07/07/99                          11,400     11,400
California Pollution Control Financing
  Authority RB (Reynolds Metals Co.
  Project) Series 1985
   3.40%, 07/07/99                           1,300      1,300
California Pollution Control Financing
  Authority RB (Southern California
  Edison Project) Series 1986C
   3.35%, 07/01/99                           1,800      1,800
California Pollution Control Financing
  Authority RB (Southern California
  Edison) Series D
   3.35%, 07/01/99                           7,300      7,300
California Pollution Control Financing
  Authority Resource Recovery RB
  (Sanger Project) Series 1990A
   3.35%, 07/07/99                           2,800      2,800
California Pollution Control Financing
  Authority Resource Recovery Solid
  Waste Disposal RB (Atlas Disposal
  Industrial Project) Series 1999A
   3.10%, 07/07/99                           3,000      3,000
California Pollution Control Financing
  Authority Resource Recovery Solid
  Waste Disposal RB (Bay Leasing, Inc.
  Project) Series 1999A
   3.45%, 07/07/99                          10,000     10,000
California Pollution Control Financing
  Authority Revenue Refunding Bonds
  (Pacific Gas & Electric Co. Project)
  Series 1996D
   4.60%, 07/01/99                           2,000      2,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Allan Co. Project)
   3.45%, 07/07/99                           1,100      1,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project)
  Series 1995A
   3.45%, 07/07/99                          18,260     18,260


                                             Par       Value
                                           -------    -------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises Project) Series 1995A
   3.45%, 07/07/99                         $ 4,200    $ 4,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises) Series 1999A
   3.45%, 07/07/99                           9,000      9,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995A
   3.50%, 07/07/99                           2,470      2,470
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995B
   3.50%, 07/07/99                           1,770      1,770
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Cold Cyn Landfill Project)
   3.45%, 07/07/99                           7,200      7,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A
   3.35%, 07/07/99                          32,700     32,700
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990C
   3.35%, 07/07/99                           2,190      2,190
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series 1995A
   3.40%, 07/07/99                           3,900      3,900
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Edco Disposal Corp. Project)
  Series 1996A
   3.45%, 07/01/99                          17,100     17,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable Project) Series A
   3.50%, 07/07/99                           1,800      1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   3.45%, 07/07/99                          11,100     11,100
   3.50%, 07/07/99                           4,300      4,300

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Company Martinez Project)
  Series 1996B
   3.00%, 07/07/99                         $   200    $   200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project) Series 1997A
   3.45%, 07/07/99                           3,735      3,735
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Sun Valley Paper Project)
   3.45%, 07/07/99                           1,350      1,350
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics Project) Series 1997A
   3.40%, 07/07/99                           4,300      4,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Taormina Industries, Inc. Project)
  Series 1994B
   3.35%, 07/07/99                           2,225      2,225
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle Project)
   3.45%, 07/07/99                           2,455      2,455
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (West Valley Project) Series 1997A
   3.50%, 07/07/99                           9,200      9,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Western Waste Industrial)
  Series 1994A
   3.95%, 07/07/99                           6,000      6,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
   3.45%, 07/07/99                           5,235      5,235
   3.50%, 07/07/99                           4,025      4,025
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  Series A
   3.20%, 07/07/99                          10,000     10,000
California Public Power Agency
  Subordinate Lien (San Juan Project)
  Series 1997D
   3.25%, 07/07/99                           2,500      2,500


                                             Par       Value
                                           -------    -------
California School Facilities Financing
  Corp. COP (Capital Improvement
  Financing Project) Series 1999D
   3.50%, 07/07/99                         $11,215    $11,215
California State Economic Development
  Financing Authority (Mannesmann
  Dematic Corp.)
   3.65%, 07/01/99                           3,200      3,200
California State Economic Development
  Financing Authority IDRB
  (Calco Project)
   3.70%, 07/07/99                             885        885
California State Economic Development
  Financing Authority IDRB (Gaiser
  Tool Project)
   3.40%, 07/07/99                           3,040      3,040
California State Economic Development
  Financing Authority IDRB (Mercury
  Air Group)
   3.65%, 07/01/99                          17,300     17,300
California State Economic Development
  Financing Authority RB (Boyd
  Furniture)
   3.40%, 07/07/99                           8,000      8,000
California State Economic Development
  Financing Authority RB (Buck Center
  for Aging Project)
   3.15%, 07/07/99                          50,300     50,300
California State Economic Development
  Financing Authority RB (Costa
  Macoroni Project)
   3.40%, 07/07/99                           3,710      3,710
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project)
   3.95%, 07/07/99                           6,500      6,500
California Statewide Community
  Development Authority (Davis
  Retirement Care)
   3.10%, 07/01/99                             500        500
California Statewide Community
  Development Authority (Dr. Nichols
  Pistachio) Series C
   3.70%, 07/01/99                           1,000      1,000
California Statewide Community
  Development Authority COP (Northern
  California Retired Police Officers)
   3.20%, 07/01/99                          12,660     12,660

                                             Par       Value
                                           -------    -------
California Statewide Community
  Development Authority COP
   3.30%, 07/07/99                         $ 2,485    $ 2,485
California Statewide Community
  Development Authority IDRB (Biocol
  Investments LP) Series 1997B
   4.40%, 07/07/99                           1,500      1,500
California Statewide Community
  Development Authority IDRB
  (Integrated Rolling Co. Project)
  Series 1999A
   3.25%, 07/07/99                           2,900      2,900
California Statewide Community
  Development Authority M/F Housing
  RB (Aegis of Aptos Project)
   3.30%, 07/01/99                           1,850      1,850
California Statewide Community
  Development Authority M/F Housing
  RB (Brookhollow Project) Series H
   3.75%, 07/07/99                           5,000      5,000
California Statewide Community
  Development Authority M/F Housing
  RB (Casa la Palma Project) Series G
   3.75%, 07/07/99                           7,000      7,000
California Statewide Community
  Development Authority M/F Housing
  RB (Kimberly Woods Project)
  Series 1995
   3.35%, 07/01/99                          11,400     11,400
California Statewide Community
  Development Authority M/F Housing
  RB (Park David Senior Apartments
  Project) Series 1999D
   3.75%, 07/01/99                           8,220      8,220
California Statewide Community
  Development Authority M/F Housing
  RB (Plaza Club Apartments)
  Series 1997A
   3.70%, 07/07/99                           9,000      9,000
California Statewide Community
  Development Authority Revenue
  Refunding COP (St. Joseph Health
  System)
   3.10%, 07/01/99                           8,950      8,950
California Statewide Community
  Development Corp. IDRB (13th I
  Associates Project)
   4.35%, 07/07/99                           5,040      5,040


                                             Par       Value
                                            ------    -------
California Statewide Community
  Development Corp. IDRB (Aerostar
  Properties Project)
   3.30%, 07/07/99                          $4,095     $4,095
California Statewide Community
  Development Corp. IDRB (Agricultural
  Products, Inc. Project)
   4.40%, 07/07/99                           1,380      1,380
California Statewide Community
  Development Corp. IDRB (Cowden
  Metal Stamping Project)
   4.40%, 07/07/99                           1,940      1,940
California Statewide Community
  Development Corp. IDRB (Drip In
  Irrigation Co. Project)
   3.35%, 07/07/99                           3,600      3,600
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project)
   3.35%, 07/07/99                           2,550      2,550
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics Co. Project)
   4.40%, 07/07/99                           4,110      4,110
California Statewide Community
  Development Corp. IDRB (Pacific
  Handy Cutter Products Project)
   4.45%, 07/07/99                             745        745
California Statewide Community
  Development Corp. IDRB (The
  Diamond Foods Project) Series 1991
   4.40%, 07/07/99                           1,290      1,290
California Statewide Community
  Development Corp. IDRB Series 1998C
   3.35%, 07/07/99                           2,175      2,175
California Statewide Community
  Development M/F Housing RB (Rio
  Vista Apartment Project) Series F
   3.75%, 07/07/99                           4,000      4,000
California Statewide Community
  Industrial Development Revenue
  Refunding Bonds (Golden Valley
  Project) Series A
   3.35%, 07/07/99                           1,890      1,890
California Statewide M/F Housing
  Authority (Sunrise of Moraga)
  Series 1997G
   3.50%, 07/07/99                           3,600      3,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
California Statewide M/F Housing
  Authority RB (Woodsong Apartments)
  Series 1997B
   3.40%, 07/07/99                         $ 3,427    $ 3,427
Carlsbad, California M/F Housing
  Revenue Refunding Bonds COP (La
  Costa Apartment Project) Series 1993A
   3.05%, 07/07/99                          11,720     11,720
Chula Vista, California IDRB (San
  Diego Gas & Electric Co. Project)
  Series 1993A
   3.20%, 07/07/99                          11,800     11,800
Concord, California M/F Housing
  Authority RB (California Hill
  Apartments) Series 1989A
   3.75%, 07/07/99                           6,750      6,750
Concord, California M/F Housing
  Mortgage RB (Bel Air Apartments
  Project) Series 1986A
   3.65%, 07/07/99                           3,000      3,000
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito
  Project) Series A
   3.65%, 07/07/99                             980        980
Duarte, California Redevelopment
  Agency COP (Johnson Duarte
  Partners Project) Series 1984B
   3.65%, 07/07/99                           1,600      1,600
Duarte, California Redevelopment
  Agency COP (Piken Duarte Partners
  Project) Series 1984A
   3.65%, 07/07/99                           4,250      4,250
Dublin, California Housing Authority
  M/F Housing RB (Park Siera Project)
  Series A
   3.40%, 07/07/99                          12,700     12,700
El Cajon, California M/F Housing RB
  (Pinewood Apartments Project)
   3.52%, 07/07/99                           1,450      1,450
El Cajon, California Redevelopment
  Bonds M/F Housing RB (Mollison &
  Madison Project)
   3.52%, 07/01/99                           5,400      5,400
Encinitas, California M/F Housing
  Revenue Refunding Bonds (Torrey
  Pines Project) Series A
   3.70%, 07/07/99                           8,100      8,100


                                             Par       Value
                                           -------    -------
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995B
   3.35%, 07/07/99                         $16,700    $16,700
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995C
   3.30%, 07/07/99                           1,500      1,500
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series B
   3.40%, 07/07/99                          17,700     17,700
Fremont, California M/F Housing
  Revenue Refunding COP (Amber Court
  Apartments Project) Series 1990A
   3.20%, 07/07/99                          10,000     10,000
Fresno, California IDA (Keiser Corp.)
   3.45%, 07/07/99                           2,295      2,295
Fresno, California M/F Housing
  Revenue Refunding Bonds (Heron
  Pointe Apartments) Series 1996A
   3.10%, 07/07/99                          10,225     10,225
Hayward, California Housing Authority
  M/F RB (Huntwood Terrace
  Apartments)
   3.10%, 07/07/99                           5,565      5,565
Hayward, California M/F Housing RB
  (Timbers Apartments Project) Series A
   3.10%, 07/07/99                           3,700      3,700
Hillsborough, California COP (Water &
  Sewer System Project) Series 1995A
   3.45%, 07/30/99                             955        955
Indio, California M/F Redevelopment
  Bonds Refunding Housing Mortgages
  (Carreon Apartments Project)
  Series 1996A
   3.45%, 07/07/99                           3,950      3,950
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 87-8)
   2.90%, 07/01/99                          22,800     22,800
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 89-10)
   2.90%, 07/01/99                           3,900      3,900
Irvine Ranch, California Improvement
  Board Act 1915 RB (Assessment
  District No. 94-15)
   2.90%, 07/01/99                             500        500

                                            Par        Value
                                           ------     ------
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District 85-7-I)
   2.90%, 07/01/99                         $1,188     $1,188
   3.10%, 07/07/99                          1,900      1,900
Irvine Ranch, California Water District
  Consolidated GO Revenue Refunding
  Bonds Series 1985B
   3.15%, 07/01/99                          6,100      6,100
Irvine Ranch, California Water District
  Consolidated Refunding Bonds
  Series 1993A
   3.15%, 07/01/99                          8,000      8,000
Irvine Ranch, California Water District
  Consolidated RB (Districts 140, 240,
  105, 250)
   2.90%, 07/01/99                          6,600      6,600
Irvine Ranch, California Water District
  Consolidated RB Series 1985
   2.90%, 07/01/99                          1,100      1,100
Irvine Ranch, California Water District
  GO (Construction Improvement
  Districts)
   3.15%, 07/01/99                          8,675      8,675
Irvine Ranch, California Water District
  GO (Districts 105, 140, 240 & 250)
  Series 1995
   2.90%, 07/01/99                          8,000      8,000
Irvine Ranch, California Water District
  GO (Improvement District Number 182)
  Series 1988A
   3.15%, 07/01/99                          3,100      3,100
Irvine Ranch, California Water District
  Improvement Bond GO (District 284)
  Series 1988A
   3.15%, 07/01/99                          4,500      4,500
Irvine Ranch, California Water District
  Improvement Bond Limited
  Obligation No. 97-17
   2.90%, 07/01/99                          2,600      2,600
Kern County, California COP (Kern
  Public Facilities Project) Series A
   3.00%, 07/07/99                          4,800      4,800
Livermore, California M/F Housing
  Revenue Refunding Bonds (Arbors
  Apartment Project) Series 1991A
   3.20%, 07/07/99                          9,005      9,005


                                            Par       Value
                                          -------    -------
Long Beach, California Housing
  Authority M/F Housing RB (Channel
  Point Apartments Project)
   3.60%, 07/07/99                        $ 6,250    $ 6,250
Los Angeles County, California
  COP ACES (Los Angeles
  County Museum of Art Project)
  Series 1985A
   3.35%, 07/07/99                          3,000      3,000
Los Angeles County, California
  COP ACES (Los Angeles
  County Museum of Art Project)
  Series 1985B
   3.35%, 07/07/99                          3,300      3,300
Los Angeles County, California Housing
  Authority M/F RB (Malibu Canyon
  Apartments Project) Series B
   3.35%, 07/07/99                         43,400     43,400
Los Angeles County, California Housing
  Authority M/F RB (Park Sierra Project)
   4.30%, 07/07/99                         30,500     30,500
Los Angeles County, California
  Metropolitan Transportation
  Authority Revenue Refunding Bonds
  Series 1993A
   3.35%, 07/07/99                         58,170     58,170
Los Angeles County, California Pension
  Revenue Refunding Bond Series 1996A
   3.25%, 07/07/99                         17,300     17,300
Los Angeles County, California
  Transportation Commission
  Sales Tax RB Series 1992A
   3.25%, 07/07/99                          2,600      2,600
Los Angeles, California Community
  Redevelopment Agency (Grand
  Promenade Project)
   3.55%, 07/07/99                            100        100
Los Angeles, California Community
  Redevelopment Agency COP
  (Broadway Springs Center Project)
  Series 1987
   3.35%, 07/07/99                         21,700     21,700
Los Angeles, California M/F
  Housing RB (Beverly Park
  Apartments)
   3.75%, 07/07/99                         24,400     24,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
Los Angeles, California M/F
  Housing RB (Lucas Studios Project)
  Series 1991D
   3.80%, 07/07/99                         $ 3,000    $ 3,000
Los Angeles, California M/F
  Housing RB (Studio Colony)
  Series 1985C
   3.50%, 07/01/99                          15,960     15,960
Los Angeles, California M/F
  Housing RB Series 1985K
   3.30%, 07/06/99                          31,990     31,990
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority
   3.55%, 07/07/99                           1,950      1,950
Metropolitan Water District of
  Southern California Revenue
  Refunding Bonds Series 1996A
   3.35%, 07/07/99                          31,665     31,665
Moorpark, California M/F Housing
  Revenue Refunding Bonds (Le Club
  Apartments Project) Series A
   3.40%, 07/07/99                           6,000      6,000
Mount San Jacinto, California Winter
  Park Authority (Palm Springs Aerial
  Project)
   3.40%, 07/01/99                           8,700      8,700
Oakland, California Financing
  Authority Lease RB (JT Powers Project)
  Series A2
   3.50%, 07/07/99                          28,800     28,800
Orange County, California Apartment
  Development RB (Villas Aliento)
  Series 1998E
   3.60%, 07/07/99                           6,500      6,500
Orange County, California Apartment
  Development RB Series 1985U
   3.35%, 07/07/99                           9,000      9,000
Orange County, California Apartment
  Development RB Series 1985V
   3.80%, 07/07/99                          18,000     18,000
Orange County, California Apartment
  Development RB Series 1998G
   3.60%, 07/07/99                           5,000      5,000
Orange County, California Apartment
  Development RB Series F
   3.60%, 07/01/99                          11,000     11,000


                                             Par       Value
                                           -------    -------
Orange County, California Apartment
  Development RB Series G3
   3.60%, 07/01/99                         $28,000    $28,000
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Jess L. Frost Project)
  Series 1985B
   3.35%, 07/07/99                          10,000     10,000
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (The Lakes Project #185)
  Series 1991A
   3.60%, 07/07/99                          41,300     41,300
Orange County, California COP
  (Florence Crittenton Services Project)
  Series 1990
   3.00%, 07/07/99                           6,100      6,100
Orange County, California
  Housing M/F RB (Lantern Pines
  Project)
   3.15%, 07/07/99                           2,200      2,200
Orange County, California Sanitation
  District Authority
   2.90%, 07/01/99                           4,100      4,100
Orange County, California Sanitation
  District COP (Sanitation Districts
  1, 2, 3, 6, 7 & 11) Series 1992C
   3.05%, 07/01/99                          11,900     11,900
Orange County, California Sanitation
  District COP (Sanitation Districts
  1, 2, 3, 5, 6, 7 & 11) Series 1992C
   3.35%, 07/07/99                          22,270     22,270
Orange County, California Special
  Assessment Improvement Bonds
  (District 88-1)
   3.10%, 07/01/99                           8,745      8,745
Panama Buena Vista, California Unified
  School District COP (1994 Capital
  Improvement Financing Project)
   4.00%, 07/07/99                           4,000      4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma Project)
   3.50%, 07/07/99                           3,550      3,550
Pinole, California Redevelopment
  Agency M/F Housing RB (East Bluff
  Apartments Project)
   3.75%, 07/07/99                           2,559      2,559

                                             Par       Value
                                           -------    -------
Pleasant Hill, California M/F
  Housing RB (Brookside Apartments
  Project)
   3.00%, 07/07/99                         $ 5,200    $ 5,200
Pleasant Hill, California Redevelopment
  Agency M/F Housing (Chateau III
  Project) Series A
   3.50%, 07/07/99                           2,360      2,360
Redwood City, California COP (City
  Hall Project)
   3.45%, 07/07/99                           2,400      2,400
Riverside County, California
  Community Facilities District #88-4
  (Winchester Ranch)
   3.05%, 07/07/99                          18,100     18,100
Riverside County, California COP ACES
  Public Facilities Series 1985B
   3.00%, 07/07/99                          13,800     13,800
Riverside County, California Housing
  Authority M/F Housing RB
  (Briarwood Apartment Project)
  Series 1985C
   3.40%, 07/07/99                           4,500      4,500
Riverside County, California Housing
  Authority M/F Housing RB (Victoria
  Springs Apartments Project)
   3.50%, 07/07/99                           9,600      9,600
Riverside County, California IDA RB
  (Calmold Inc. Project)
   3.40%, 07/07/99                           3,650      3,650
Riverside County, California IDA RB
  (Cryogenic Project) Series B
   3.70%, 07/07/99                           4,100      4,100
Riverside County, California M/F
  Housing RB (Ambergate Apartments)
  Series 1992A
   3.55%, 07/07/99                           3,000      3,000
Riverside County, California M/F
  Housing RB (Tyler Village Project)
   3.50%, 07/07/99                           7,860      7,860
Sacramento County, California COP
  (Administration Center & Court House
  Project)
   3.35%, 07/07/99                           8,500      8,500
Sacramento County, California Housing
  Authority (Oakland Valley Apartments
  Project) Series E
   3.52%, 07/07/99                           4,000      4,000


                                             Par       Value
                                           -------    -------
Sacramento County, California Housing
  Authority (Sun Valley Apartments
  Project) Series F
   3.52%, 07/07/99                         $ 3,750    $ 3,750
Sacramento County, California Housing
  Authority M/F Housing RB
  (Chesapeake Commons Project)
  Series 1997A
   3.52%, 07/07/99                          28,000     28,000
Sacramento County, California Housing
  Authority M/F Housing RB (Hidden
  Oaks Apartments) Series 1999C
   3.75%, 07/07/99                           6,300      6,300
Sacramento County, California Special
  Facilities RB (Cessna Aircraft Corp.
  Project)
   3.55%, 07/07/99                           3,700      3,700
Salinas, California Apartment
  Development M/F Housing RB
  (Mariner Villa Project) Series 1985B
   3.55%, 07/07/99                           2,825      2,825
San Bernardino County, California COP
  (Glen Helen Blockbuster Pavilion
  Project) Series 1994C
   3.45%, 07/07/99                           6,695      6,695
San Bernardino County, California COP
  (Medical Center Financing Project)
   3.00%, 07/07/99                          15,910     15,910
San Bernardino County, California M/F
  Housing (Nova Park Project) Series A
   3.75%, 07/07/99                           5,520      5,520
San Diego, California Housing
  Authority M/F Mortgage RB
  (Creekside Villa) Series 1999B
   3.55%, 07/07/99                           6,000      6,000
San Francisco, California City & County
  Redevelopment Agency M/F
  Housing RB (Fillmore Center Project)
  Series A1
   3.00%, 07/07/99                          29,000     29,000
San Francisco, California City & County
  Redevelopment Agency M/F
  Housing RB (Fillmore Center Project)
  Series A2
   3.05%, 07/07/99                           3,750      3,750

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
San Francisco, California City & County
  Redevelopment Agency M/F
  Housing RB (Rincon Center
  Apartments) Series 1985B
   3.35%, 07/07/99                         $ 8,555    $ 8,555
San Francisco, California Housing
  Authority M/F Housing RB
  (Magnolia Plaza Project) Series A
   3.45%, 07/07/99                           5,500      5,500
San Jose, California M/F Housing RB
  (Almeden Lake Apartments Project)
  Series 1997A
   3.35%, 07/07/99                           6,500      6,500
San Jose, California M/F Housing RB
  (Carlton Plaza Project) Series A
   3.67%, 07/07/99                           5,000      5,000
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A
   3.35%, 07/07/99                          12,500     12,500
San Jose, California Redevelopment
  Agency RB (Merged Area
  Redevelopment Project)
   3.10%, 07/07/99                           5,000      5,000
San Jose, California Redevelopment M/F
  Housing (101 San Fernando
  Apartments Project) Series A
   3.35%, 07/07/99                          28,000     28,000
San Leandro, California M/F
  Housing RB (Carlton Plaza Project)
  Series A
   3.50%, 07/07/99                           1,900      1,900
San Lorenzo, California Unified School
  District COP (Capital Improvement
  Financing Project)
   3.65%, 07/07/99                          17,000     17,000
Santa Ana, California Unified School
  District COP (Land Acquisition Project)
   3.10%, 07/07/99                           5,100      5,100
Santa Clara County, California Electric
  Authority RB, Series C
   3.10%, 07/07/99                           1,190      1,190
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Brairwood Apartments Project)
  Series 1996B
   3.60%, 07/07/99                           9,400      9,400


                                             Par       Value
                                           -------    -------
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Grove Garden Apartments)
  Series 1997A
   3.60%, 07/07/99                         $14,000    $14,000
Santa Fe Springs, California IDA RB
   3.30%, 07/07/99                           4,000      4,000
Santa Paula, California Public Financing
  Authority Lease Water System
  (Aquis Project)
   3.25%, 07/07/99                           4,900      4,900
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A
   3.50%, 07/07/99                           5,150      5,150
Southern California Public Power
  Authority RB (Southern Transmission
  Project) Series 1991
   3.25%, 07/07/99                          10,300     10,300
Southern California Public Power
  Authority Revenue Refunding Bonds
  (Palos Verdes Project) Series 1996B
   3.25%, 07/07/99                          19,100     19,100
Tulare Porterville, California School
  Financing Authority
   4.00%, 07/07/99                           7,025      7,025
Union City, California M/F Housing
  RB (Greenhaven Apartments Project)
  Series1997A
   3.60%, 07/07/99                          10,975     10,975
Vallecitos, California Water District
  (Twin Oaks Reservoir Project)
   3.00%, 07/07/99                          11,265     11,265
Victor Valley, California Community
  College District COP
   3.40%, 07/07/99                          53,450     53,450
Vista, California IDA IDRB
  (Desalination System Inc. Project)
   3.40%, 07/07/99                           5,770      5,770
West Basin, California Municipal Water
  District RB COP (Phase III Recycled
  Water) Series 1999A
   3.20%, 07/07/99                           5,000      5,000
West Sacramento, California Special
  Tax RB (Community Facilities
  District #6)
   3.75%, 07/07/99                           4,250      4,250

                                             Par        Value
                                          --------   ----------
Westminster, California Agency Tax
  Allocation (Community Redevelopment
  Project)
   3.45%, 07/07/99                         $ 7,950   $    7,950
Westminster, California COP (Civic
  Center Project) Series A
   3.45%, 07/07/99                           4,380        4,380
Windsor, California M/F (Oakmont At
  Windsor Project)
   3.90%, 07/07/99                             700          700
                                                     ----------
                                                      2,205,559
                                                     ----------
PUERTO RICO -- 0.4%
Puerto Rico Commonwealth Highway &
  Transportation Authority RB
  Series 1998A
   3.10%, 07/07/99                          16,000       16,000
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,221,559)                                   2,221,559
                                                     ----------
TAX AND REVENUE ANTICIPATION NOTES -- 21.0% (c)
CALIFORNIA -- 18.4%
Alameda County, California Board of
  Education TRAN (d)
   3.12%, 06/30/00                          23,500       23,586
Alameda County, California
  COP TRAN (d)
   3.32%, 07/07/00                          28,000       28,184
Alameda County, California
  Transportation Authority TRAN
   3.41%, 07/07/99                           3,000        3,001
   3.60%, 07/07/99                          15,000       15,002
Berkeley, California Transportation
  Authority TRAN (f)
   3.03%, 10/01/99                          12,750       12,765
Berkeley, California Unified School
  District TRAN (d)
   3.13%, 06/30/00                           8,250        8,269
California School Cash Reserve Program
  Authority Pooled TRAN (f)
   2.80%, 07/02/99                           1,500        1,500
   2.97%, 07/02/99                           9,000        9,000
   3.30%, 07/02/99                          10,000       10,000
   3.35%, 07/02/99                          54,000       54,001
   3.40%, 07/02/99                          25,000       25,001
   3.60%, 07/02/99                          20,000       20,000
   3.74%, 07/02/99                          75,000       75,002


                                             Par        Value
                                          --------     --------
California School Cash Reserve
  Program Authority Pooled TRAN
  Series 1999A (d) (f)
   3.11%, 07/03/00                        $200,000     $201,750
Contra Costa County, California Board of
  Education GO TRAN (d)
   3.18%, 06/30/00                          20,450       20,562
Los Angeles County, California Schools
  Pooled Financing Program COP TRAN
  Series 1999 A (d) (f)
   3.13%, 06/30/00                          18,245       18,398
Los Angeles County, California
  TRAN (d)
   3.32%, 06/30/00                          77,000       77,505
Los Angeles, California City TRAN (d)
   3.32%, 06/30/00                          25,000       25,224
   3.35%, 06/30/00                          40,000       40,251
Los Angeles, California Community
  College District TRAN
   3.62%, 07/29/99                           5,500        5,503
Orange County, California Fire
  Authority Transportation TRAN
   3.65%, 07/13/99                           7,215        7,216
Riverside County, California TRAN
   2.83%, 09/30/99                           4,500        4,518
   2.90%, 09/30/99                          22,500       22,585
   3.15%, 09/30/99                           2,000        2,006
San Bernardino County,
  California TRAN Series 1998
   3.10%, 09/30/99                          44,300       44,460
San Francisco, California City &
  County School District TRAN
   3.40%, 09/22/99                          11,000       11,027
San Mateo, California Un High School
  District TRAN (d)
   3.13%, 06/30/00                          10,000       10,024
Yolo County, California Transportation
  TRAN
   2.88%, 10/01/99                           2,000        2,006
   3.07%, 10/01/99                           1,835        1,839
                                                       --------
                                                        780,185
                                                       --------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    --------
PUERTO RICO -- 2.6%
Commonwealth of Puerto Rico TRAN
  Series 1998A
   2.74%, 07/30/99                         $37,300    $ 37,318
   2.82%, 07/30/99                          10,000      10,005
   2.85%, 07/30/99                          60,500      60,531
                                                      --------
                                                       107,854
                                                      --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $888,039)                                      888,039
                                                      --------
TAX-EXEMPT COMMERCIAL PAPER -- 18.6% (c)
CALIFORNIA -- 16.8%
California Pollution Control Financing
  Authority RB TECP (Southern
  California Edison) Series 1985A
   3.05%, 08/17/99                           2,100       2,100
   3.10%, 08/17/99                             400         400
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  TECP (Thermal Energy Development)
  Series 1988A (f)
   3.05%, 08/16/99                          17,600      17,600
California State GO TECP (f)
   2.95%, 07/01/99                          39,000      39,000
   3.05%, 07/28/99                           4,000       4,000
   3.05%, 08/06/99                          33,000      33,000
   3.10%, 08/09/99                          10,000      10,000
   3.05%, 08/10/99                           2,900       2,900
   3.15%, 09/09/99                          41,000      41,000
East Bay, California Municipal Utilities
  District TECP (f)
   3.00%, 07/27/99                           2,900       2,900
   3.05%, 08/11/99                          16,700      16,700
   3.10%, 08/12/99                          16,900      16,900
Long Beach, California Harbor TECP
  Series 1994A (f)
   3.00%, 09/02/99                          44,850      44,850
Los Angeles County, California Capital
  Asset Leasing Corp. Lease Revenue
  TECP (f)
   3.10%, 07/30/99                           4,000       4,000
   3.10%, 08/04/99                          43,700      43,700
Los Angeles, California Wastewater
  System TECP (f)
   3.05%, 07/28/99                          11,900      11,900
   3.20%, 10/06/99                          34,500      34,500


                                             Par       Value
                                           -------    -------
Metro Water District of Southern
  California TECP
   2.90%, 09/03/99                         $19,100     $19,100
   2.90%, 09/07/99                          10,000      10,000
Orange County, California Local
  Transportation Authority TECP (f)
   3.35%, 07/08/99                          30,000      30,000
Orange County, California Local
  Transportation Authority Sales
  TECP (f)
   2.90%, 07/09/99                           6,600       6,600
Sacramento, California Municipal
  Utilities District TECP (f)
   3.00%, 07/09/99                          25,000      25,000
   3.10%, 07/09/99                          35,237      35,237
   3.05%, 08/16/99                          16,300      16,300
San Diego County, California Teeter
  TECP (f)
   3.30%, 07/09/99                           4,000       4,000
   3.10%, 03/01/00                          12,400      12,400
San Diego County, California Teeter
  TECP Series B (f)
   3.05%, 08/16/99                           8,000       8,000
San Francisco City & County, California
  TECP (f)
   3.10%, 07/15/99                          43,720      43,720
   3.25%, 10/06/99                           6,565       6,565
San Francisco, California International
  Airport TECP Series A
   3.20%, 09/16/99                          10,050      10,050
State of California GO TECP (f)
   2.95%, 09/09/99                          27,250      27,250
University of California Board of
  Regents TECP
   2.95%, 07/01/99                          22,000      22,000
   3.15%, 07/09/99                          25,000      25,000
University of California Board of
  Regents TECP (f)
   3.10%, 08/12/99                          25,000      25,000
University of California Board of
  Regents TECP Series 1996A (f)
   2.90%, 07/22/99                          15,421      15,421
   3.10%, 08/11/99                           4,000       4,000
   3.05%, 08/17/99                           3,000       3,000
   3.10%, 08/19/99                          10,555      10,555
   2.95%, 09/01/99                          10,000      10,000

                                              Par      Value
                                           --------   --------
Ventura County, California Public
  Financing TRAN TECP
  Series 1997A (f)
   2.85%, 07/01/99                         $ 12,000   $ 12,000
                                                      --------
                                                       706,648
                                                      --------
PUERTO RICO -- 1.8%
Puerto Rico Government
  Development Bank TECP
   3.00%, 07/01/99                           25,789     25,789
   3.05%, 07/20/99                           13,000     13,000
   3.15%, 07/28/99                            3,404      3,404
   3.00%, 09/01/99                           25,100     25,100
   3.00%, 09/08/99                           10,839     10,839
                                                      --------
                                                        78,132
                                                      --------
TOTAL TAX-EXEMPT
  COMMERCIAL PAPER
  (Cost $784,780)                                      784,780
                                                      --------
VARIABLE RATE TENDER OPTION BONDS -- 5.3% (a)(b)(f)
CALIFORNIA -- 3.4%
California HFA Home Mortgage RB TOB
   3.57%, 07/01/99                            6,815      6,815
California Housing Financing Agency
  Home Mortgage TOPB (BTP-249)
   3.85%, 07/01/99                            4,580      4,580
California State GO TOBP (PT-1148)
   3.62%, 07/07/99                           13,140     13,140
California State GO TOPB (PT-1072)
   3.62%, 07/01/99                            8,965      8,965
California State GO TOPB (PT-153)
   3.64%, 07/07/99                            4,995      4,995
Los Angeles County, California
  Metropolitan Transit Authority TOB
   3.50%, 07/07/99                           23,830     23,830
Los Angeles, California Unified School
  District TOB (PA 514) Series 1999
   3.57%, 07/07/99                            4,720      4,720
Los Angeles, California TOB (Dwap
  Electric Power Plant) Series 1
   3.50%, 07/07/99                           19,995     19,995
Palo Alto, California Unified School
  District (Merlot Project) TOB Series R
   3.50%, 07/07/99                            6,000      6,000


                                              Par      Value
                                           --------   --------
San Diego County, California
  Transportation TOB
   3.85%, 07/07/99                         $  7,920   $  7,920
Southern California Public Power
  Authority TOPB (BTP-90) (San Juan
  Power Project) Series A
   3.85%, 07/07/99                            8,290      8,290
University of California Board of
  Regents TOBP (PT-1057)
   3.57%, 07/01/99                           34,505     34,505
                                                      --------
                                                       143,755
                                                      --------
PUERTO RICO -- 1.9%
Puerto Rico Commonwealth Highway &
  Transportation Authority RB TOB
  (PA-494) Series A
   3.54%, 07/07/99                            1,875      1,875
Puerto Rico Commonwealth Highway &
  Transportation Authority TOB
   3.54%, 07/01/99                           15,840     15,840
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
  (PA-498)
   3.54%, 07/07/99                            3,930      3,930
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
  (PT-1086)
   3.54%, 07/01/99                           25,650     25,650
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
   3.54%, 07/01/99                           24,000     24,000
Puerto Rico Commonwealth TOB
   3.54%, 07/07/99                            4,645      4,645
Puerto Rico Commonwealth TOBP
  (PT 181)
   3.54%, 07/07/99                            5,625      5,625
                                                       -------
                                                        81,565
                                                       -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $225,320)                                      225,320
                                                       -------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                              Par      Value
                                           --------   --------
FIXED RATE TENDER OPTION BONDS -- 4.1% (c)(e)(f)
CALIFORNIA -- 3.9%
California State Department Water
  Resources RB TOBP (BTP-141)
  (Central Valley Project) Series J3
   3.10%, 08/25/99                         $  5,155   $  5,155
Los Angeles County, California
  Transportation Commission Sales
  Tax RB TOBP (BTP-146)
   3.10%, 08/25/99                           23,078     23,077
Metropolitan Water District Southern
  California GO Revenue Refunding
  Bonds TOBP (BTP-115)
  Series 1993A1 & 1993A2
   3.10%, 08/25/99                           10,145     10,145
San Bernardino County, California
  TRAN Roc TOB Series 1999-1 (d)
   3.38%, 07/03/00                           50,000     50,000
San Diego County, California
  TOB (PT-273) (d)
   3.20%, 06/30/00                           20,000     20,000
San Diego County, California
  TRAN TOB (PT-274) (d)
   3.20%, 06/30/00                           25,000     25,000
San Diego County, California
  TRAN TOB (PT-276) (d)
   3.30%, 06/30/00                           28,840     28,840
                                                      --------
                                                       162,217
                                                      --------
PUERTO RICO -- 0.2%
Puerto Rico Housing Finance
  Corporation RB TOB Series J
   3.15%, 04/13/00                            9,900      9,900
                                                      --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $172,117)                                      172,117
                                                      --------
REVENUE BONDS -- 1.9% (c)
California State Department of Water
  Resource RB (Central Valley Project)
  Series T
   2.88%, 12/01/99                            8,000      8,069
Central Valley, California Financing
  Authoriy RB (Carson Ice Cogeneration
  Project) (f)
   3.33%, 07/01/00                           19,425     19,646


                                             Par       Value
                                           -------    -------
Eden Township, California Hospital
  District Pre-Refunded RB (f)
   3.00%, 11/01/99                          $ 5,000    $ 5,172
Long Beach Harbor, California RB
  Series 1998A
   3.07%, 05/15/00                            4,835      4,914
Los Angeles, California Wastewater
  System RB Series A (f)
   4.10%, 02/01/00                            2,045      2,074
Modesto, Sacramento & Reading,
  California Public Power Agency RB
  (San Juan Project) Series G (f)
   2.78%, 07/01/99                            2,950      2,950
Northern California Power Agency
  Refunding RB (Hydroelectric
  Project #1)
   3.64%, 07/01/99                            4,690      4,690
Oakland, California Local
  Government RB (f)
   2.77%, 09/01/99                            2,500      2,516
Orange County, California
  Airport RB (f)
   3.43%, 07/01/99                            3,165      3,165
Orange County, California Local
  Transportation Authority Sales
  Tax RB (f)
   2.82%, 02/15/00                            2,780      2,824
Sacramento, California Municipal
  Utility District Electrical RB
  Series 1990X (f)
   3.13%, 07/01/00                           10,000     10,571
San Diego California Regional
  Transportation Common Sales
  Tax RB (f)
   2.85%, 04/01/00                            1,850      1,870
San Francisco, California City &
  County Sewer RB (f)
   2.90%, 10/01/99                            2,000      2,057
Southern California Public Power
  Authority RB (Southern Transmission
  Project) Series 1998A (f)
   3.13%, 07/01/00                           10,095     10,230
                                                       -------
TOTAL REVENUE BONDS
  (Cost $80,748)                                        80,748
                                                       -------

                                             Par       Value
                                           -------    -------
GENERAL OBLIGATIONS -- 1.2% (c)
California State GO
   2.90%, 10/01/99                         $ 2,000    $ 2,018
   3.10%, 10/01/99                           7,295      7,320
   2.88%, 12/01/99                          22,230     22,332
   2.71%, 02/01/00                          15,235     15,281
   2.72%, 02/01/00                           4,100      4,175
                                                      -------
TOTAL GENERAL OBLIGATIONS
  (Cost $51,126)                                       51,126
                                                      -------
MANDATORY PUT BONDS -- 1.1% (c)
California HFA Home Mortgage RB
  Series 1999D (f)
   3.02%, 04/30/00                           5,000      5,000
California Pollution Control
  Financing Authority RB
   3.00%, 05/15/00                           3,795      3,798
California State GO Series 1997BJ
   3.20%, 06/01/00                          34,200     34,200
San Bernardino County,
  California S/F Mortgage RB
  Series 1999A2 (f)
   3.20%, 06/01/00                           1,850      1,883
                                                      -------
TOTAL MANDATORY PUT BONDS
  (Cost $44,881)                                       44,881
                                                      -------
CERTIFICATES OF PARTICIPATION -- 0.6% (c)
Alameda County, California COP
(Capital Project) (f)
   2.90%, 12/01/99                           2,155      2,165
Fresno, California COP (City Hall
  Refinancing Project) (f)
   2.92%, 08/01/99                           1,000      1,003
Los Angeles County, California COP
  (Correctional Facilities Project) (f)
   3.03%, 09/01/99                           4,000      4,020
Los Angeles, California Convention &
  Exhibition Center Authority COP
  Series A
   3.00%, 08/15/99                          13,650     13,929
Los Angeles, California COP Series A (f)
   2.96%, 11/01/99                           2,285      2,293
Santa Clara County, California COP
  (Capital Project 1) (f)
   2.73%, 10/01/99                           1,230      1,240
                                                      -------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $24,650)                                       24,650
                                                      -------


                                            Par       Value
                                          ------   ----------
TAX ALLOCATION BONDS -- 0.2% (c)
Poway, California Redevelopment Agency
  Tax Allocation Bond (Paguay
  Revelopment Project) Series A
   2.85%, 12/15/99                       $ 1,000      $ 1,041
Santa Cruz County, California Public
  Financing Authority RB
  Series 1990B (f)
   2.98%, 09/01/99                         2,135        2,205
South Gate, California Public Financing
  Authority Tax Allocation RB
  (Redevelopment Project)
  Series 1989A2 (f)
   2.90%, 09/01/99                         4,750        4,880
                                                   ----------
TOTAL TAX ALLOCATION BONDS
(Cost $8,126)                                           8,126
                                                   ----------
SPECIAL TAX BONDS -- 0.2% (c)
South Orange County, California
  Public Financing Authority Special
  Tax RB Jr Lien Series 1998B (f)
   2.91%, 09/01/99                         4,020        4,029
Tehachapi, California Community
  Facilities District Special Tax No. 89-1
   1.25%, 10/01/99                         2,000        2,071
                                                   ----------
TOTAL SPECIAL TAX BONDS
  (Cost $6,100)                                         6,100
                                                   ----------

                                          Shares
                                         -------
OTHER INVESTMENT COMPANIES -- 0.4% (g)
Provident Institutional Funds -
  California Money Fund Portfolio
                                          18,409       18,409
                                                   ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $18,409)                                       18,409
                                                   ----------
TOTAL INVESTMENTS -- 107.3%
  (Cost $4,525,855)                                 4,525,855
                                                   ----------
OTHER ASSETS AND LIABILITIES-- (7.3%)
  Other assets                                        292,762
  Liabilities                                        (599,510)
                                                   ----------
                                                     (306,748)
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $4,219,107
                                                   ==========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                             Par        Value
                                            ------     ------
VARIABLE RATE OBLIGATIONS -- 42.4% (b)(f)
Albany, New York IDRB (Newkirk
  Products Project) Series 1995A
   3.55%, 07/07/99                          $1,000     $1,000
Babylon, New York IDA Resource
  Recovery (Ogden Martin Project)
  Series 1998
   3.10%, 07/07/99                           4,400      4,400
Duchess County, New York IDA IDRB
  (Mechtroncis Corp. Project) Series 1998
   3.50%, 07/07/99                           3,825      3,825
Dutchess County, New York IDA (Trinity
  Pawling School Corp. Project)
   3.45%, 07/07/99                           5,600      5,600
Erie County, New York IDA (Episcopal
  Life Care Facilities Project)
   3.25%, 07/07/99                           7,500      7,500
Erie County, New York Water Authority
  Series 1993B
   3.10%, 07/07/99                           3,500      3,500
Long Island, New York Power Authority
  Electrical System Subordinated RB
   3.40%, 07/01/99                           1,000      1,000
Monroe County, New York IDRB (ENBI
  Corp. Lease Rent Project) Series 1988
   3.80%, 07/07/99                           2,000      2,000
New York City, New York GO
  Series 1993 Subseries A8
   3.70%, 07/01/99                              15         15
New York City, New York GO
  Series 1994B Subseries B2
   3.70%, 07/01/99                           1,200      1,200
New York City, New York Health &
  Hospitals Health System RB Series 1997A
   3.30%, 07/07/99                           6,400      6,400
New York City, New York Health &
  Hospitals Health System RB Series 1997C
   3.35%, 07/07/99                           7,875      7,875
New York City, New York Housing
  Development Corp. M/F Housing RB
  (100 Jane Street Development Project)
  Series A
   3.35%, 07/07/99                           6,525      6,525
New York City, New York Housing
  Development Corp. M/F Housing RB
  (One Columbus Project) Series A
   3.35%, 07/07/99                           3,000      3,000


                                             Par       Value
                                           -------    -------
New York City, New York Housing
  Development Corp. M/F Housing RB
  (Related Broadway Development)
  Series A
   3.30%, 07/07/99                         $19,800    $19,800
New York City, New York IDA IDRB
  (Allway Tools Inc. Project)
   3.65%, 07/07/99                           1,910      1,910
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997A
   3.30%, 07/07/99                          23,400     23,400
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997C
   3.45%, 07/07/99                           7,200      7,200
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   3.25%, 07/07/99                          25,200     25,200
New York City, New York Transit Cultural
  Resource (American Museum of
  Natural History) Series 1993A
   3.10%, 07/07/99                           1,870      1,870
New York City, New York Transitional
  Finance Authority RB Series 1998A-1
   3.50%, 07/07/99                          10,000     10,000
New York State Dormitory Authority RB
  (New York Foundling Charitable Project)
   3.15%, 07/07/99                             900        900
New York State Economic Development
  Authority
   3.30%, 07/01/99                           4,200      4,200
New York State Energy Research &
  Development Authority Pollution
  Control RB (Central Hudson Gas &
  Electric) Series 1985A
   3.55%, 07/07/99                          10,000     10,000
New York State Energy Research &
  Development Authority Pollution Control
  Revenue Refunding Bonds (Orange &
  Rockland Utilities, Inc. Project)
  Series 1994A
   3.10%, 07/07/99                           3,600      3,600
New York State HFA Housing RB (101 West
  End Avenue Project) Series 1999A
   3.30%, 07/07/99                           7,800      7,800

                                             Par       Value
                                           -------    -------
New York State HFA Housing RB
  (345 East 94th Street Housing Project)
   3.30%, 07/07/99                         $10,900    $10,900
New York State HFA Housing RB
  (70 Battery Place Project) Series 1999A
   3.30%, 07/07/99                             600        600
New York State HFA Housing RB (Chelsea
  Arms Housing Project) Series 1998A
   3.50%, 07/07/99                          14,000     14,000
New York State HFA Housing RB (East 84th
  Street Project) Series 1995A
   3.30%, 07/07/99                           1,000      1,000
New York State HFA Housing RB
  (Mount Sinai School Of Medicine Project)
  Series 1984A
   3.50%, 07/07/99                           4,400      4,400
New York State HFA Housing RB
  (Normandie Court II Project)
  Series 1987A
   3.55%, 07/07/99                          14,100     14,100
New York State HFA Housing RB (Tribeca
  Landing Project) Series 1997A
   3.45%, 07/07/99                          14,000     14,000
New York State HFA Housing RB
  (Union Square South Housing Project)
   3.30%, 07/07/99                          14,800     14,800
New York State HFA Housing RB
  (West 50th Street Project) Series 1997A
   3.35%, 07/07/99                          20,300     20,300
New York State HFA M/F Housing RB
  (Tribeca Park Housing Project)
  Series 1997A
   3.30%, 07/07/99                          22,000     22,000
New York State Local Government
  Assistance Corporation Series 1995G
   3.00%, 07/07/99                           3,600      3,600
New York State Medical Care Facilities
  Financing Agency RB (Pooled Equipment
  Loan Program 1)
   3.35%, 07/07/99                             500        500
Niagara County, New York IDRB (Allegheny
  Ludlum Steel Co. Project) Series 1984
   3.60%, 07/07/99                          10,000     10,000
Niagara Falls, New York Bridge
  Commission RB Series 1993A
   3.10%, 07/07/99                           1,400      1,400
Schenectady, New York IDRB (Fortitech
  Holding Corp. Project) Series 1995A
   3.55%, 07/07/99                           1,200      1,200


                                              Par      Value
                                            ------   --------
St. Lawrence County, New York IDRB
  Environmental Improvement
  (Reynolds Metals Project)
   3.20%, 07/07/99                          $4,000   $  4,000
Suffolk County, New York IDA
(Episcopal Health Services Project)
Series 1998A
   3.75%, 07/07/99                             600        600
Town of Islip, New York IDRB
  (Magnum Realty Creative Bath
  Products Project)
   3.20%, 07/07/99                           1,980      1,980
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1989
   3.40%, 07/07/99                           1,500      1,500
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1991
   3.40%, 07/07/99                             700        700
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1994
   3.40%, 07/07/99                           1,900      1,900
                                                     --------
                                                      313,200
                                                     --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $313,200)                                     313,200
                                                     --------
VARIABLE RATE TENDER OPTION BONDS -- 22.9% (a)(b)(f)
Long Island, New York Power Authority
  Electric System RB TOB (PA-522)
   3.80%, 07/07/99                          21,000     21,000
New York City, New York GO TOBP
  (CoreStates Merlot Program Project)
  Series 1997C
   3.55%, 07/07/99                          15,000     15,000
New York City, New York Municipal
  Financing Authority Water & Sewer
  System RB TOB
   3.77%, 07/07/99                           4,995      4,995
New York City, New York Municipal
  Acceptance Corp. TOB
   3.77%, 07/07/99                          13,445     13,445
New York City, New York TOBP (BTP-234)
   3.85%, 07/07/99                          10,090     10,090
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   3.77%, 07/07/99                           8,000      8,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                              Par      Value
                                           --------   -------
New York Metropolitan Transportation
  Authority TOBP (PT-177)
   3.77%, 07/07/99                         $  9,265   $ 9,265
New York Metropolitan Transportation
  Authority TOBP (PA-426)
   3.77%, 07/07/99                            5,695     5,695
New York State Dormitory Authority TOB
   3.77%, 07/07/99                            2,820     2,820
New York State Dormitory Authority
  TOBP (PA-425)
   3.77%, 07/07/99                            9,130     9,130
New York State Energy Research &
  Development Authority (Eagle Trust)
  TOB Series 1994A
   3.65%, 07/07/99                           14,850    14,850
New York State Environmental Pollution
  Control RB TOB (96-C3202) Series 1994D
   3.65%, 07/07/99                           17,050    17,050
New York State Medical Care Facility
  TOB (PT-154)
   3.77%, 07/01/99                            3,175     3,175
New York State Mortgage Agency TOB
  Series 1999F
   3.74%, 07/01/99                           29,795    29,795
New York Triborough Bridge & Tunnel
  Authority TOBP (BTP-162)
   3.85%, 07/07/99                            5,049     5,049
                                                      -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $169,359)                                     169,359
                                                      -------
TAX EXEMPT COMMERCIAL PAPER -- 14.1% (c)(f)
Long Island, New York Power Authority
  Electrical System TECP Series 1993
   3.35%, 07/12/99                           12,700    12,700
   3.30%, 10/05/99                           15,000    15,000
New York City, New York GO TECP
  Series 1994H Subseries H2
   3.20%, 08/09/99                            6,600     6,600
New York City, New York GO TECP
  Series 1994H Subseries H3
   3.20%, 08/09/99                            5,400     5,400
New York State Environmental TECP
   3.15%, 08/20/99                            7,400     7,400
   3.10%, 09/01/99                            5,000     5,000
   3.10%, 09/02/99                           15,600    15,600
New York State Power Authority TECP
   3.20%, 08/05/99                           20,000    20,000


                                             Par       Value
                                           --------   -------
New York State Power Authority TECP
  Series 1992
   3.13%, 09/13/99                         $  4,000   $ 4,000
New York State Power Authority TECP
  Series 1994
   3.20%, 07/09/99                           12,400    12,400
                                                      -------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $104,100)                                     104,100
                                                      -------
BOND ANTICIPATION NOTES -- 7.7% (c)
Broome County, New York BAN
   3.08%, 04/05/00                           11,900    11,915
Colonie New York BAN Series 1999A
   3.05%, 04/15/00                            5,770     5,779
Irondequoit, New York BAN
   3.30%, 05/26/00                            2,015     2,018
Ithaca, New York BAN
   3.00%, 01/21/00                           12,361    12,395
Levittown, New York United States
  Free School District BAN
   3.30%, 08/02/99                            1,775     1,776
Livingston County, New York BAN
   3.60%, 08/26/99                            3,670     3,672
Oyster Bay, New York BAN
   3.23%, 08/27/99                           10,300    10,312
   3.25%, 10/01/99                            5,640     5,647
Taconic Hills, New York Centennial
  School District At Craryville BAN
   3.10%, 04/14/00                            2,950     2,959
                                                      -------
TOTAL BOND ANTICIPATION NOTES
  (Cost $56,473)                                       56,473
                                                      -------
TAX ANTICIPATION NOTES -- 7.2% (c)
Brentwood, New York Union Free
  School District TAN (d)
   3.40%, 06/30/00                           15,000    15,085
Chautauqua County, New York TAN
   3.02%, 12/23/99                            9,770     9,792
Levittown, New York Union Free
  School District TAN
   3.35%, 06/21/00                              400       402
Massapequa, New York Union Free
  School District TAN (d)
   3.40%, 06/29/00                            8,500     8,548
Oceanside, New York Union Free
  School District TAN (d)
   3.40%, 06/27/00                           12,000    12,068

                                             Par       Value
                                           -------    -------
Port Washington, New York Union Free
  School District TAN (d)
   3.38%, 06/29/00                         $ 7,000    $ 7,041
                                                      -------
TOTAL TAX ANTICIPATION NOTES
  (Cost $52,936)                                       52,936
                                                      -------
GENERAL OBLIGATIONS -- 5.7% (c)
Albany, New York IDRB GO (Newkirk
  Products, Inc.) Series 1995A (f)
   1.88%, 10/01/99                           1,000      1,010
Nassau County, New York GO (f)
   3.10%, 10/01/99                           1,000      1,002
Nassau County, New York GO
  Series 1998Z (f)
   3.65%, 09/01/99                          14,562     14,570
New York City, New York GO
  Series 1990A (f )
   3.07%, 03/15/00                           1,200      1,256
New York City, New York GO Series 1999E
   3.08%, 08/01/99                           3,735      3,738
New York City, New York GO Series 1999F
   3.50%, 08/01/99                           8,785      8,788
New York City, New York GO Series 1999K
   3.43%, 08/01/99                          10,095     10,098
Suffolk County, New York GO
  Series 1998B (f)
   3.60%, 08/15/99                           1,595      1,597
                                                      -------
TOTAL GENERAL OBLIGATIONS
  (Cost $42,059)                                       42,059
                                                      -------
REVENUE BONDS -- 3.4% (c)
Allegany County, New York IDA Civic
  Facilities RB (Alfred University Project) (f)
   3.65%, 08/01/99                             815        815
Nassau County, New York IDA Civic
  Facilities RB (Hofstra University
  Project) (f)
   3.65%, 07/01/99                           1,420      1,420
New York City, New York Municipal
  Assistance Corp. RB Series 68
   3.30%, 07/01/99                           1,000      1,000
New York City, New York Municipal
  Assistance Corp. RB Series 1997J
   3.70%, 07/01/99                           7,000      7,000
New York Metropolitan Transportation
  Authority Sevice Contract Facilities RB
  Series 4 (f)
   3.40%, 07/01/00                           3,645      3,857


                                              Par      Value
                                            -------  --------
New York State Dormitory Authority RB
  (City University Construction Project)
  Series 1995A  (f)
   3.28%, 07/01/00                          $ 1,000  $  1,022
New York State Dormitory Authority RB
  (Mental Health Services Facilities Project)
  Series 1997B
   3.45%, 02/15/00                            1,500     1,514
New York State Dormitory Authority RB
  (New York University Project) (f)
   3.45%, 07/01/00                            1,000     1,026
New York State Dormitory Authority RB
  (State University Project) Series 1990C
   3.20%, 05/15/00                            4,010     4,218
New York State Dormitory Authority RB
  (State University Project) Series 1990C (f)
   3.40%, 05/15/00                            1,805     1,895
New York State Urban Development RB
  (Correctional Capital Facilities) Series 1
   3.10%, 01/01/00                            1,250     1,303
                                                     --------
TOTAL REVENUE BONDS
  (Cost $25,070)                                       25,070
                                                     --------
FIXED RATE TENDER OPTION BONDS -- 0.9% (c)(e)(f)
New York State Mortgage Agency Revenue
  TOBP (PT-260)
   3.55%, 06/01/00                            6,325     6,325
                                                     --------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $6,325)                                         6,325
                                                     --------

                                             Shares
                                            -------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds - Muni Fund
   4.61%                                        157       157
                                                     --------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $157)                                             157
                                                     --------
TOTAL INVESTMENTS -- 104.3%
  (Cost $769,679)                                     769,679
                                                     --------
OTHER ASSETS AND LIABILITIES-- (4.3%)
  Other Assets                                         16,538
  Liabilities                                         (48,134)
                                                     --------
                                                      (31,596)
                                                     --------
TOTAL NET ASSETS-- 100.0%                            $738,083
                                                     =======

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                              Par      Value
                                            ------    ------
VARIABLE RATE OBLIGATIONS -- 49.2% (b)(f)
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   3.40%, 07/07/99                          $3,100    $3,100
New Jersey Economic Development
  Authority RB (500 International Partners
  Project)
   3.60%, 07/07/99                           2,300     2,300
New Jersey Economic Development
  Authority RB (Graphic Management, Inc.
  Project)
   3.30%, 07/07/99                           3,500     3,500
New Jersey Economic Development
  Authority RB (Hamilton Industrial
  Development Project) Series 1998
   3.40%, 07/07/99                           5,100     5,100
New Jersey Economic Development
  Authority RB (Hoffman Laroche Inc.
  Project) Series 1993
   3.65%, 07/07/99                             300       300
New Jersey Economic Development
  Authority RB (Job Haines Home Project)
   3.25%, 07/07/99                           3,500     3,500
New Jersey Economic Development
  Authority RB (Natural Gas Co. Project)
   3.30%, 07/07/99                           1,600     1,600
New Jersey Economic Development
  Authority RB (New Jersey Foreign Trade
  Zone Project) Series 1998
   3.25%, 07/01/99                           1,400     1,400
New Jersey Economic Development
  Authority RB (Public Service Electric &
  Gas Company Project) Series 1995A
   3.05%, 07/07/99                             300       300
New Jersey Economic Development
  Authority RB (St. James Prep & Social
  Service Project) Series 1998
   3.50%, 07/07/99                             590       590
New Jersey Economic Development
  Authority RB (Toys R Us Inc. Project)
  Series 1984
   3.55%, 07/07/99                           3,000     3,000
New Jersey Economic Development
  Authority RB (Wechsler Coffee Corp.
  Project) Series 1998
   3.40%, 07/07/99                           1,450     1,450


                                             Par       Value
                                           -------    ------
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Airis Newark LLC Project)
   3.70%, 07/07/99                         $ 5,000    $5,000
New Jersey Economic Development
  Authority Thermal Energy Facilities RB
  (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   3.30%, 07/07/99                           4,750     4,750
New Jersey Health Care Facilities Authority
  (Carrier Foundation) Series C
   3.30%, 07/07/99                           2,790     2,790
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B
   3.20%, 07/07/99                           6,000     6,000
New Jersey Sports & Exposition
  Authority RB Series 1992C
   3.65%, 07/07/99                           3,700     3,700
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A
   3.60%, 07/01/99                             100       100
New Jersey State Turnpike Authority RB
  Series 1991D
   3.10%, 07/07/99                           5,700     5,700
Salem County, New Jersey Pollution Control
  Financing Authority RB (Public Service
  Electric & Gas Project) Series 1997
   3.25%, 07/07/99                           5,800     5,800
Union City, New Jersey Industrial Pollution
  Control Financing Authority RB
   3.15%, 07/01/99                           2,600     2,600
                                                      ------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $62,580)                                      62,580
                                                      ------
BOND ANTICIPATION NOTES -- 18.0% (c)
Bloomingdale, New Jersey BAN
   3.10%, 03/10/00                           1,566     1,569
East Hanover Township, New Jersey BAN
   3.60%, 08/11/99                           1,492     1,492
Highland Park, New Jersey BAN
   3.25%, 04/28/00                           2,400     2,407
Jersey City, New Jersey School Promissory
  BAN
   3.23%, 03/03/00                           2,000     2,003

                                             Par       Value
                                           -------    -------
Passaic County, New Jersey BAN
   3.24%, 06/15/00                         $ 2,000    $ 2,005
Rahway Township, New Jersey BAN
   3.13%, 12/23/99                           3,000      3,002
   3.21%, 12/23/99                           3,000      3,000
Raritan Township New Jersey BAN
   3.20%, 09/16/99                           4,555      4,558
Secaucus, New Jersey BAN
   3.05%, 01/20/00                           2,830      2,836
                                                      -------
TOTAL BOND ANTICIPATION NOTES
  (Cost $22,872)                                       22,872
                                                      -------
VARIABLE RATE TENDER OPTION BONDS -- 11.9% (a)(b)(f)
NEW JERSEY -- 11.0%
New Jersey Health Care
Series 1998B TOBP (PA-504)
   3.70%, 07/07/99                           1,300      1,300
New Jersey State Building Authority
  Series 1997 TOB
   3.70%, 07/07/99                           6,395      6,395
New Jersey State Transportation Authority
  TOBP (PT-200)
   3.72%, 07/01/99                           4,800      4,800
New Jersey Transportation Authority
  TOBP (PA-505)
   3.72%, 07/07/99                           1,500      1,500
                                                      -------
                                                       13,995
                                                      -------
PUERTO RICO -- 0.9%
Puerto Rico Commonwealth TOBP (PT 181)
   3.54%, 07/07/99                           1,200      1,200
                                                      -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $15,195)                                       15,195
                                                      -------
REVENUE BONDS -- 7.5% (c)(f)
Essex County, New Jersey Improvement
  Lease RB
   3.50%, 10/01/99                           1,300      1,302
New Jersey Health Care Facilities Financing
  Authority RB (Community Medical
  Center/Kimball Project)
   3.63%, 07/01/99                           2,000      2,000
New Jersey Health Care Facilities Financing
  Authority RB (Virtual Health Project)
   3.52%, 07/01/00                           4,865      4,888


                                             Par       Value
                                           ------     ------
New Jersey State Education Facilities
  Authority (Trenton State College Project)
  Series C
   3.00%, 07/01/99                         $1,350     $1,377
                                                      ------
TOTAL REVENUE BONDS
  (Cost $9,567)                                        9,567
                                                      ------
GENERAL OBLIGATIONS -- 5.3% (c)
Maple Shade Township, New Jersey GO
  Series 1998
   3.10%, 12/01/99                            200        201
Monmouth County, New Jersey GO
   2.79%, 10/01/99                          1,000      1,004
Monroe Township & Middlesex County,
  New Jersey GO
   3.04%, 02/01/00                            490        493
New Jersey State GO Series B
   3.20%, 01/15/00                          1,000      1,016
Ocean County, New Jersey General
  Improvement GO
   3.20%, 06/01/00                          2,000      2,023
Union County, New Jersey GO
   2.92%, 12/15/99                          1,025      1,032
Union County, New Jersey GO Series 1995
   3.40%, 09/01/99                          1,000      1,002
                                                      ------
TOTAL GENERAL OBLIGATIONS
  (Cost $6,771)                                        6,771
                                                      ------
TAX EXEMPT COMMERCIAL PAPER -- 4.9% (c)
NEW JERSEY -- 3.4% (f)
Port of New York & New Jersey TECP
   3.20%, 07/02/99                          4,300      4,300
                                                      ------
PUERTO RICO -- 1.5%
Puerto Rico Government Development
  Bank TECP
   3.00%, 09/03/99                          1,900      1,900
                                                      ------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $6,200)                                        6,200
                                                      ------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------   --------
TAX AND REVENUE ANTICIPATION NOTES -- 3.5% (c)
Puerto Rico Commonwealth RB TRAN
  Series 1998
   3.02%, 07/30/99                         $ 4,500   $  4,502
                                                     --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $4,502)                                         4,502
                                                     --------
TAX ANTICIPATION NOTES -- 2.9% (C)
Morristown, New Jersey TAN
   3.25%, 02/11/00                           3,700      3,708
                                                     --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $3,708)                                         3,708
                                                     --------
TOTAL INVESTMENTS -- 103.2%
  (Cost $131,395)                                     131,395
                                                     --------
OTHER ASSETS AND LIABILITIES-- (3.2%)
  Other assets                                            937
  Liabilities                                          (5,066)
                                                     --------
                                                       (4,129)
                                                     --------
TOTAL NET ASSETS-- 100.0%                            $127,266
                                                     ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                             Par       Value
                                           ------     -------
VARIABLE RATE OBLIGATIONS -- 61.2% (b)(f)
Allegheny County, Pennsylvania IDA
  (USX Corporation Project)
   3.40%, 07/07/99                         $3,300     $3,300
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project)
   3.80%, 07/07/99                          1,500      1,500
Berks County, Pennsylvania IDA RB
  (Beacon Container Project)
   3.65%, 07/07/99                          1,800      1,800
Bucks County, Pennsylvania IDA RB
  (Klearfold Project)
   3.80%, 07/07/99                          4,000      4,000
Bucks County, Pennsylvania IDA RB
  (Schuman & Sons Project)
   3.55%, 07/07/99                          3,230      3,230
Bucks County, Pennsylvania St. Mary
  Hospital Authority RB (Catholic
  Healthcare Project) Series 1997B
   3.50%, 07/07/99                          4,900      4,900
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   3.55%, 07/07/99                          6,700      6,700
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault Project)
   3.65%, 07/07/99                          2,220      2,220
Dauphin County, Pennsylvania General
  Authority RB (Education & Health Loan
  Program Project) Series 1997
   3.70%, 07/07/99                          2,000      2,000
Dauphin County, Pennsylvania RB
  (All Health Pooled Financing Project)
   3.50%, 07/07/99                          1,230      1,230
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project) Series 1999
   3.50%, 07/07/99                          2,100      2,100
Delaware Valley, Pennsylvania Regional
  Finance Authority Local Government RB
  Series 1986
   3.35%, 07/07/99                          1,700      1,700
Easton City, Pennsylvania School District GO
   3.70%, 07/07/99                          1,800      1,800
Emmaus, Pennsylvania General Authority
  RB Pooled Loan Series 1996
   3.45%, 07/07/99                            940        940


                                             Par       Value
                                           ------     ------
Montgomery County, Pennsylvania IDA RB
  (Seton Medical Co.)
   3.50%, 07/07/99                         $1,600     $1,600
Montgomery County, Pennsylvania M/F
  Housing RB (Glenmore Association)
  Series A
   3.20%, 07/07/99                          2,000      2,000
North Hampton County, Pennsylvania
  IDA RB (Binney & Smith) Series A
   3.60%, 07/07/99                          3,250      3,250
Northampton County, Pennsylvania
  IDA RB (Binney & Smith) Series B
   3.60%, 07/07/99                            985        985
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   3.40%, 07/07/99                          6,800      6,800
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986C
   3.40%, 07/07/99                          1,155      1,155
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B
   3.60%, 07/07/99                          5,570      5,570
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C
   3.60%, 07/07/99                          4,170      4,170
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1997A
   3.85%, 07/07/99                          3,275      3,275
Philadelphia, Pennsylvania IDA RB (30th
  Street Station Project) Series 1987
   3.25%, 07/30/99                          3,000      3,000
Philadelphia, Pennsylvania IDA RB
  (City Line Holiday Inn Project) Series 1996
   3.60%, 07/07/99                          2,000      2,000
Quakertown, Pennsylvania General
  Authority Pooled Financing Program RB
  Series 1996A
   3.55%, 07/07/99                             45         45
Quakertown, Pennsylvania General
  Authority Pooled Financing Program RB
  Series 1998A
   3.55%, 07/07/99                          1,800      1,800
Schuylkill County, Pennsylvania IDA
  Resource Recovery RB (Gilberton Power
  Project) Series 1985
   3.35%, 07/07/99                          1,000      1,000

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    ------
Washington County, Pennsylvania
  Authority RB (Girard Estate Refunding
  Project) Series 1999J
   3.70%, 07/07/99                         $ 5,000    $5,000
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren Project)
   3.50%, 07/07/99                           1,140     1,140
York County, Pennsylvania General
  Authority Pooled Financing RB
  Series 1996
   3.70%, 07/07/99                           1,350     1,350
                                                      ------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $81,560)                                      81,560
                                                      ------
REVENUE BONDS -- 9.1% (c)
Lancaster County, Pennsylvania Solid
  Waste Management Authority Resource
  Systems RB Series 1998A (f)
   3.10%, 12/15/99                           2,600     2,616
Northampton County, Pennsylvania
  Higher Education Authority RB
  (Lehigh University Project) (f)
   3.05%, 11/15/99                           1,000     1,014
Pennsylvania HFA S/F Mortgage Revenue
  Refunding Bonds Series 61A
   3.60%, 10/01/99                             425       425
Pennsylvania State Turnpike Commission
  RB Series 1986E (f)
   3.00%, 12/01/99                           4,500     4,673
Pennsylvania State Turnpike Commission
  RB Series K (f)
   3.00%, 12/01/99                           1,700     1,764
Pittsburgh, Pennsylvania Water & Sewer
  Authority Systems Refunding RB
  Series 1991A (f)
   3.00%, 09/01/99                           1,655     1,664
                                                      ------
TOTAL REVENUE BONDS
  (Cost $12,156)                                      12,156
                                                      ------


                                             Par       Value
                                           -------    ------
TAX AND REVENUE ANTICIPATION NOTES -- 7.6% (c)
Philadelphia, Pennsylvania School District
  TRAN Series 1999C (d) (f)
   3.45%, 06/30/00                         $ 5,000    $5,027
Philadelphia, Pennsylvania TRAN
  Series 1999A
   3.50%, 06/30/00                           5,000     5,036
                                                      ------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $10,063)                                      10,063
                                                      ------
FIXED RATE TENDER OPTION BONDS -- 5.9% (c)(e)(f)
Pennsylvania HFA RB TOB
  Series 1998Y
   3.32%, 07/01/99                           3,100     3,100
Pennsylvania State University Revenue
  Refunding Bonds TOB Series 2
   3.05%, 10/07/99                           2,000     2,000
Philadelphia, Pennsylvania IDRB TOBP
  (PA-982) (Philadelphia Airport)
  Series 1998A
   3.75%, 08/04/99                           2,710     2,710
                                                      ------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $7,810)                                        7,810
                                                      ------
VARIABLE RATE TENDER OPTION BONDS -- 5.9% (a)(b)(c)
Allegheny County, Pennsylvania
  Airport RB TOBP (PT-176)
   3.77%, 07/07/99                           1,000     1,000
Chester County, Pennsylvania Health &
  Education RB TOBP (PA-327)
   3.77%, 07/07/99                           1,700     1,700
Philadelphia, Pennsylvania Airport RB
  TOB (PA-387)
   3.77%, 07/07/99                           3,600     3,600
Philadelphia, Pennsylvania Water &
  Waste RB TOBP (PT-151) Series 1993
   3.77%, 07/07/99                           1,480     1,480
                                                      ------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $7,780)                                        7,780
                                                      ------

                                              Par      Value
                                           ---------  -------
MANDATORY PUT BONDS -- 4.9% (c)(f)
Beaver County, Pennsylvania IDA Pollution
  Control Revenue Refunding Bonds (Ohio
  Edison Co. Project) Series 1992A
   3.05%, 04/01/00                         $   6,500  $ 6,500
                                                    ---------
TOTAL MANDATORY PUT BONDS
   ($  6,500)                                           6,500
                                                    ---------

TAX EXEMPT COMMERCIAL PAPER -- 4.1% (c)
Montgomery County, Pennsylvania IDA RB
  Pollution Control Revenue Refunding
  Bond TECP
   3.20%, 07/07/99                             5,500    5,500
                                                    ---------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $5,500)                                         5,500
                                                    ---------
CERTIFICATES OF PARTICIPATION -- 2.9% (c)(f)
Pennsylvania State COP Series A
   3.73%, 07/01/99                             3,900    3,900
                                                    ---------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $3,900)                                         3,900
                                                    ---------
GENERAL OBLIGATION BONDS -- 1.8% (c)(f)
East Stroudsburg, Pennsylvania Area
  School District GO Series 1998A
   3.00%, 11/15/99                             1,585    1,594
Palmerton, Pennsylvania Area School
  District GO
   3.05%, 09/15/99                               580      580
Upper Moreland Township,
  Pennsylvania GO
   3.00%, 11/15/99                               265      265
                                                    ---------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $2,439)                                         2,439
                                                    ---------
TOTAL INVESTMENTS -- 103.4%
  (Cost $137,708)                                     137,708
                                                    ---------

OTHER ASSETS AND LIABILITIES-- (3.4%)
   Other assets                                         5,711
   Liabilities                                        (10,256)
                                                    ---------
                                                       (4,545)
                                                    ---------
TOTAL NET ASSETS-- 100.0%                           $ 133,163
                                                    =========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
VARIABLE RATE OBLIGATIONS -- 60.6% (b)f)
FLORIDA -- 43.0%
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project)
   3.65%, 07/07/99                         $ 1,400    $ 1,400
Bradford County, Florida Health Facilities
  Authority RB (Shands Teaching Hospital
  Clinic Project) Series 1996
   3.30%, 07/07/99                           2,200      2,200
Broward County, Florida Indian Trace
  Community Development (Basin 1
  Water Project)
   3.30%, 07/07/99                           1,955      1,955
Broward County, Florida Suburban Port
  Facilities (Port Everglades Project)
  Series 1998
   3.75%, 07/07/99                          11,400     11,400
Citrus Park, Florida Community
  Development District Capital
  Improvement Bonds Series 1996
   3.30%, 07/07/99                           3,000      3,000
Collier County, Florida HFA M/F
  Housing RB (River Beach Project)
  Series 1985
   3.50%, 07/07/99                             300        300
Dade County, Florida Aviation Series 1984A
   3.30%, 07/07/99                           3,200      3,200
Dade County, Florida IDA RB (Dolphins
  Stadium Project) Series 1985C
   3.50%, 07/07/99                             450        450
Dade County, Florida IDA RB (Micheal-Ann
  Russell Jewish Community Center Project)
  Series 1997
   3.75%, 07/07/99                             195        195
Duval County, Florida HFA M/F Housing RB
  (Lakes Mayport Apartment Project)
  Series 1985
   3.75%, 07/07/99                           3,000      3,000
Escambia County, Florida Health Facilities
  Authority Hospital RB (Charity Obligation
  Group Project)
   3.35%, 07/07/99                           1,100      1,100
Florida Development Finance Corp. IDRB
  (Pioneer Ram Project) Series 1998A3
   3.85%, 07/07/99                           1,420      1,420
Florida HFA Housing RB (Ashley Lake II
  Project) Series 1989J
   3.40%, 07/07/99                          10,700     10,700

                                             Par       Value
                                           -------    -------
Florida HFA Housing RB (Heron Park
  Project) Series 1996U
   3.40%, 07/07/99                         $ 3,300    $ 3,300
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P
   3.55%, 07/07/99                           2,875      2,875
Florida Housing Finance Corporation M/F
  Housing RB (Buchanan Bay Townhomes
  Project) Series 1998S
   3.75%, 07/07/99                           6,725      6,725
Florida Ocean Highway & Port
  Authority RB Series 1990
   3.75%, 07/07/99                           8,700      8,700
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   3.50%, 07/07/99                           6,800      6,800
Gainesville, Florida IDA (Exactech Inc.
  Project)
   3.80%, 07/07/99                           3,900      3,900
Gulf Breeze, Florida RB (Local
  Government Loan Program) Series 1985B
   3.65%, 07/07/99                          14,990     14,990
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985C
   3.65%, 07/07/99                           9,425      9,425
Halifax, Florida Health Care Facilities
  Hospital Medical Center RB (Health
  Care Plan Inc. Project)
   3.45%, 07/07/99                           3,000      3,000
Highlands County, Florida Health Facility
  Authority RB (Adventist Health Systems
  Project) Series 1997A
   3.75%, 07/07/99                           9,455      9,455
Hillsborough County, Florida Housing M/F
  (Brandon Crossing Project)
   3.85%, 07/07/99                           2,700      2,700
Jacksonville, Florida Health Facility
  Authority RB (River Garden Project)
  Series 1994
   3.75%, 07/07/99                           2,705      2,705
Jacksonville, Florida Industrial
  Development Revenue Refunding Bonds
  (Pavilion Associates Project)
   3.45%, 07/07/99                           1,700      1,700
Jacksonville, Florida Industrial
  Development Revenue Refunding Bonds
  (St. John's Medical Investors Ltd. Project)
   3.45%, 07/07/99                           3,830      3,830

                                             Par       Value
                                           -------    -------
Jacksonville, Florida RB (Capital Project)
   3.45%, 07/07/99                         $   900    $   900
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore Hospital
  Project) Series 1991
   3.50%, 07/07/99                           3,600      3,600
Manatee County, Florida IDRB (Trilectron
  Industries Project) Series 1997A
   3.95%, 07/07/99                           2,000      2,000
Marion County, Florida HFA M/F
  Housing RB (Paddock Place Project)
  Series 1985F
   3.75%, 07/07/99                           2,100      2,100
Miami & Dade County, Florida IDA IDRB
  (Airbus Service Co. Project) Series 1998A
   3.60%, 07/07/99                           4,700      4,700
Miami & Dade County, Florida IDA IDRB
  (Badia Spices Inc. Project)
   3.80%, 07/07/99                           4,700      4,700
Miami & Dade County, Florida IDA IDRB
  (Edron Fixtures Project) Series A
   3.80%, 07/07/99                           1,860      1,860
Miami & Dade County, Florida IDA IDRB
  (Edron Fixtures Project) Series B
   3.80%, 07/07/99                           2,000      2,000
Miami & Dade County, Florida IDA IDRB
  (Fine Arts Lamps Project) Series 1998
   3.80%, 07/07/99                           2,000      2,000
Miami, Florida Health Facilities
  Authority RB (Jewish Home for the Aged,
  Inc. Project) Series 1996
   3.75%, 07/07/99                           2,950      2,950
Nassua County, Florida Pollution
  Control RB (Rayonier Project) Series 1999
   3.45%, 07/07/99                          15,600     15,600
Orange County, Florida HFA (Highland
  Pointe Apartments Project) Series 1988J
   3.70%, 07/07/99                           7,855      7,855
Orange County, Florida HFA M/F
  Housing RB (Andover Place Apartments)
   3.60%, 07/07/99                           3,400      3,400
Orange County, Florida M/F Housing RB
  (Smokewood Project) Series A
   3.75%, 07/07/99                           3,800      3,800
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange Project)
   3.45%, 07/07/99                           2,000      2,000


                                             Par       Value
                                           ------     -------
Palm Beach County, Florida Health
  Facilities Authority Revenue Refunding
  Bonds (Joseph L. Morse Geriatric Center)
   3.55%, 07/07/99                          $3,455     $3,455
Palm Beach County, Florida IDRB
  (Benjamin Private School Project)
   3.75%, 07/07/99                           3,000      3,000
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   3.60%, 07/07/99                           2,300      2,300
Pasco County, Florida COP
   3.60%, 07/01/99                           2,000      2,000
Pinellas County, Florida Industry Council
  IDRB (Better Business Forms Inc. Project)
  Series 1997
   3.80%, 07/07/99                           1,800      1,800
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   3.65%, 07/07/99                           8,700      8,700
Polk County, Florida IDA RB (Farmland
  Hydro Project)
   3.75%, 07/07/99                           4,000      4,000
Polk County, Florida IDA RB
  (Pavermodule Inc. Project)
   3.80%, 07/07/99                           3,510      3,510
Polk County, Florida IDA RB
  (Young Florida Project) Series 1996
   3.85%, 07/07/99                           2,000      2,000
Riviera Beach, Florida IDRB (Sunshine
  Farms Poultry Project)
   3.80%, 07/07/99                           2,600      2,600
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995
   3.55%, 07/07/99                           1,060      1,060
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf Course
  Project) Series 1997C
   3.80%, 07/07/99                           1,000      1,000
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf Course
  Project) Series B
   3.75%, 07/07/99                           3,000      3,000
Sumter County, Florida IDA RB (Robbins
  Manufacturing Project) Series 1997
   3.60%, 07/07/99                           1,880      1,880

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    --------
Tallahassee & Leon County, Florida Civic
  Center Authority Capital Improvement RB
  Series A
   3.75%, 07/07/99                         $ 7,000    $  7,000
Tampa, Florida Occupational License Tax RB
  Series 1996A
   3.30%, 07/07/99                           1,000       1,000
                                                      --------
                                                       228,195
                                                      --------
GEORGIA -- 1.5%
Cobb County, Georgia HFA M/F Housing RB
  (Walton Green Project)
   3.75%, 07/07/99                           7,200       7,200
Hapeville, Georgia Development Authority
  IDRB (Hapeville Hotel Ltd. Project)
   3.70%, 07/01/99                             500         500
                                                      --------
                                                         7,700
                                                      --------
IDAHO -- 1.0%
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   3.70%, 07/07/99                           3,000       3,000
Idaho Student Loan RB Series 1997A
   3.75%, 07/07/99                           2,400       2,400
                                                      --------
                                                         5,400
                                                      --------
ILLINOIS -- 3.3%
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B1
   3.40%, 07/07/99                          11,000      11,000
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   3.60%, 07/07/99                           6,400       6,400
                                                      --------
                                                        17,400
                                                      --------
KANSAS -- 1.9%
Wichita, Kansas Airport Facilities Revenue
  Refunding Bond (Flight Safety
  International Project)
   3.75%, 07/07/99                          10,000      10,000
                                                      --------
LOUISIANA -- 1.4%
Lake Charles, Louisiana Harbor
  Improvement RB (Port Improvement
  Global Industries Project)
   3.55%, 07/07/99                           7,600       7,600
                                                      --------


                                              Par      Value
                                           --------   -------
MARYLAND -- 1.9%
Montgomery County, Maryland Housing
  Opportunity Commission Housing RB
  (Draper Lane Project) Series 1991I
   3.40%, 07/07/99                        $  9,900     $ 9,900
                                                       -------
NEW YORK -- 0.1%
New York City, New York GO
  Series B Subseries B7
   3.70%, 07/01/99                             400         400
                                                       -------
PENNSYLVANIA -- 1.9%
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   3.40%, 07/07/99                           4,100       4,100
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B
   3.60%, 07/07/99                           6,100       6,100
                                                       -------
                                                        10,200
                                                       -------
TEXAS -- 3.6%
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   3.40%, 07/07/99                          10,200      10,200
South Texas Higher Education Authority
  Student Loan RB
   3.40%, 07/07/99                           1,000       1,000
Trinity River Authority, Texas Solid Waste
  Disposal RB (Community Waste Project)
   4.00%, 07/07/99                           8,000       8,000
                                                       -------
                                                        19,200
                                                       -------
UTAH -- 1.0%
Utah State Board of Regents Student
  Loan RB Series 1997R
   3.60%, 07/07/99                           5,300       5,300
                                                       -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $321,295)                                      321,295
                                                       -------

                                             Par       Value
                                           -------    -------
TAX EXEMPT COMMERCIAL PAPER -- 13.4% (c)(f)
Florida Local Government Finance
  Common Pooled TECP Series A
   3.20%, 08/05/99                         $10,000    $10,000
   3.25%, 09/01/99                          25,000     25,000
   3.20%, 09/03/99                           4,133      4,133
Orange County, Florida HFA Pooled
  Hospital Loan TECP
   3.25%, 07/19/99                           8,400      8,400
   3.15%, 08/24/99                           7,100      7,100
Orange County, Florida TECP Series A
   3.20%, 07/15/99                           2,614      2,614
Pinellas County, Florida Educational
  Facilities TECP
   3.25%, 07/19/99                          14,000     14,000
                                                      -------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $71,247)                                       71,247
                                                      -------
VARIABLE RATE TENDER OPTION BONDS -- 9.6% (a)(b)(f)
Dade County, Florida TOB
   3.72%, 07/07/99                           6,345      6,345
Eagle Dade County, Florida Water &
  Sewer TOB Series 1993S
   3.69%, 07/07/99                          10,000     10,000
Escambia County, Florida HFA S/F
  Housing TOBP (PT-1017)
   3.82%, 07/01/99                           7,745      7,745
Florida Department of Environmental
  Protection TOB
   3.90%, 07/07/99                          15,465     15,465
Florida State Board of Finance Department
  General Services RB TOBP (BTP-270)
   3.90%, 07/07/99                           9,745      9,745
Sunrise, Florida Utility Systems Revenue
  Refunding Bond
   3.77%, 07/07/99                           1,565      1,565
                                                      -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $50,865)                                       50,865
                                                      -------


                                             Par       Value
                                           -------    -------
REVENUE BONDS -- 9.1% (c)
FLORIDA -- 6.6%
Dade County, Florida Aviation
  Refunding RB Series 1994A (f)
   3.05%, 10/01/99                         $ 1,000    $ 1,007
Florida Gas Utility RB (Gas Project #1) (f)
   3.00%, 12/01/99                           4,515      4,538
Florida Ports Financing Commission
  Revenue Refunding Bond (State
  Transportation Trust Fund) (f)
   3.07%, 06/01/00                             500        504
Florida State Division Bond Finance
  Department General Services RB
  (Department of Natural Resources)
  Preservation 2000 (f)
   2.33%, 07/01/99                           4,000      4,000
   3.60%, 07/01/99                           1,010      1,010
Florida State Turnpike Authority RB (f)
   3.25%, 07/01/99                           1,200      1,224
Greater Orlando, Florida Aviation
  Authority Airport Facilities RB (f)
   3.65%, 10/01/99                           3,070      3,073
Okeechobee, Florida Utility Authority
  Utility System Capital Improvement
  Revenue Refunding Bond Series 1999
   3.20%, 10/01/99                             300        300
Orange County, Florida Capital
  Improvement Revenue Refunding Bond (f)
   3.15%, 10/01/99                           2,665      2,671
Orange County, Florida HFA
  Homeowner RB Series 1999A3 (d)
   3.40%, 06/01/00                           4,000      4,000
Orlando & Orange County, Florida
  Expressway Authority Florida Expressway
  Revenue Refunding Bonds (f)
   3.28%, 07/01/00                           1,620      1,706
Pinellas County, Florida HFA S/F RB
  (Short-Term Multi-County)
  Series 1999B3 (d)
   3.45%, 07/21/00                           6,455      6,455
Sarasota County, Florida School Financing
  Corp. Lease RB (f)
   3.00%, 07/01/99                           2,000      2,000
Tampa, Florida Guaranteed Entitlement
  Revenue Refunding Bond
   2.07%, 10/01/99                           2,205      2,223
                                                      -------
                                                       34,711
                                                      -------

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 1999 (unaudited)

                                             Par       Value
                                           -------    -------
PUERTO RICO (f) -- 0.6%
Puerto Rico Electric Power Authority
  Revenue Refunding Bonds Series 1989
   2.92%, 07/01/99                         $ 3,170    $ 3,218
                                                      -------
WASHINGTON -- 1.9%
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series 1997A
   3.33%, 07/01/99                          10,000     10,000
                                                      -------
TOTAL REVENUE BONDS
  (Cost $47,929)                                       47,929
                                                      -------
REVENUE ANTICIPATION NOTES -- 5.3% (c)
Brevard County, Florida School Board RAN
   3.10%, 05/06/00                          10,000     10,033
   3.38%, 05/06/00                          10,000     10,009
Broward County, Florida School
  District RAN Series 1999C
   3.05%, 04/13/00                           7,950      7,977
                                                      -------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $28,019)                                       28,019
                                                      -------
MANDATORY PUT BONDS -- 2.7% (c)
Florida Health Facility Authority
  Series MM (Buena Vista Project) (f)
   3.00%, 11/01/99                           7,000      7,000
Miami & Dade County, Florida
  Housing S/F Series B (f)
   3.45%, 10/01/99                           2,905      2,905
Orange County, Florida IDA RB (General
  Accident Insurance Co. of America Project)
   3.25%, 12/01/99                           3,500      3,500
Palm Beach County, Florida HFA (f)
   3.75%, 07/01/99                           1,025      1,025
                                                      -------
TOTAL MANDATORY PUT BONDS
  (Cost $14,430)                                       14,430
                                                      -------


                                              Par      Value
                                           ---------  -------
GENERAL OBLIGATION BONDS -- 0.9% (c)
Cape Coral, Florida Special Obligation
  Revenue Refunding Bonds Waste &
  Water GO (Assignment Green Area
  Project) (f)
   2.73%, 07/01/99                         $   780    $   780
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1989A (f)
   1.40%, 06/01/00                           1,085      1,142
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1996A (d)
   2.90%, 06/01/00                           1,555      1,604
Florida State Board of Education Capital
  Outlay Public Education GO Series 1997B
   3.30%, 06/01/00                           1,180      1,214
                                                    ---------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $4,740)                                         4,740
                                                    ---------
CERTIFICATES OF PARTICIPATION -- 0.2% (c)(f)
Broward County, Florida School Board
  COP Series 1997C
   3.12%, 07/01/99                           1,330      1,330
                                                    ---------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,330)                                         1,330
                                                    ---------
TOTAL INVESTMENTS -- 101.8%
  (Cost $539,855)                                     539,855
                                                    ---------
OTHER ASSETS AND LIABILITIES-- (1.8%)
   Other assets                                         3,263
   Liabilities                                        (12,780)
                                                    ---------
                                                       (9,517)
                                                    ---------
TOTAL NET ASSETS-- 100.0%                           $ 530,338
                                                    =========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 1999 (unaudited)
(All dollar amounts are in thousands unless otherwise noted)

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as each fund. Any resale by the fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1999, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund was $816,549, $225,320, $169,359, $15,159, $7,780 and $50,865, respectively, which represented
    11.07%, 5.34%, 22.95%, 11.91%, 5.84% and 9.59% of the net assets of each fund, respectively. All of these private placement investments were determined by the investment adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Interest rates represent effective yield to put or call date at time of purchase.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1999, the aggregate value of the restricted securities held by Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund was $223,560, $172,117, $6,325 and $7,810, respectively, which represented 3.03%, 4.08%, 0.86% and 5.86%, respectively, of the net assets of each fund. All of these restricted investments were determined by the investment adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(f) Security has one or more third party credit enhancements.

(g) Rate shown is the yield as of the report date.

PORTFOLIO ABBREVIATIONS
ACES              Adjustable Convertible Extendable Securities
BAN               Bond Anticipation Note
COP               Certificates of Participation
GAN               Grant Anticipation Notes
GO                General Obligation
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDRB              Industrial Development Revenue Bond
M/F               Multi-Family
RAN               Revenue Anticipation Note
RB                Revenue Bond
S/F               Single Family
TAN               Tax Anticipation Note
TECP              Tax-Exempt Commercial Paper
TOB               Tender Option Bond
TOBP              Tender Option Bond Partnership
TRAN              Tax and Revenue Anticipation Notes

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

                                                                                     Schwab       Schwab
                                                                       Schwab      California    New York
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------    ----------   ----------
ASSETS

   Investments, at value (Cost: $7,654,925, $4,525,855 and
   $769,679 respectively)                                            $7,654,925   $4,525,855    $769,679
Cash                                                                         --       10,811          --
Receivables:
   Interest                                                              43,733       30,088       5,115
   Investments sold                                                      87,218      240,394      10,019
   Fund shares sold                                                      33,372       11,364       1,373
Prepaid expenses                                                            771          105          31
                                                                     ----------   ----------    --------
     Total assets                                                     7,820,019    4,818,617     786,217
                                                                     ----------   ----------    --------
LIABILITIES
Payables:
   Dividends                                                              8,587        4,608         848
   Investments purchased                                                427,336      588,594      45,679
   Fund shares redeemed                                                   9,841        5,687       1,477
   Investment advisory and administration fees                              253          140          26
   Transfer agency and shareholder service fees                             551          331          52
Other liabilities                                                           211          150          52
                                                                     ----------   ----------    --------
       TOTAL LIABILITIES                                                446,779      599,510      48,134
                                                                     ----------   ----------    --------
Net assets applicable to outstanding shares                          $7,373,240   $4,219,107    $738,083
                                                                     ==========   ==========    ========
NET ASSETS CONSIST OF
Paid-in capital                                                      $7,375,739   $4,219,974    $738,114
Accumulated net realized loss on investments sold                        (2,499)        (867)        (31)
                                                                     ----------   ----------    --------
                                                                     $7,373,240   $4,219,107    $738,083
                                                                     ==========   ==========    ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
Outstanding Sweep Shares                                              5,241,321    2,754,711     486,914
   Outstanding Value Advantage Shares                                 2,134,687    1,465,362     251,263
                                                                     ----------   ----------    --------
                                                                      7,376,008    4,220,073     738,177
                                                                     ==========   ==========    ========
Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share                                              $1.00        $1.00       $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

                                                                       Schwab        Schwab       Schwab
                                                                     New Jersey   Pennsylvania    Florida
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------   ------------  ----------

ASSETS
Investments, at value (Cost: $131,395, $137,708 and
   $539,855 respectively)                                             $131,395     $137,708     $539,855
Cash                                                                        43           97           81
Receivables:
   Interest                                                                883          644        3,072
   Investments sold                                                         --        4,955           --
Prepaid expenses                                                            11           15          110
                                                                      --------     --------     --------
     Total assets                                                      132,332      143,419      543,118
                                                                      --------     --------     --------
LIABILITIES
Payables:
   Dividends                                                               139          145          632
   Investments purchased                                                 4,888       10,063       12,068
   Investment advisory fees and administration fees                          3            3            6
   Transfer agency and shareholder service fees                             11           12           46
Other liabilities                                                           25           33           28
                                                                      --------     --------     --------
       Total Liabilities                                                 5,066       10,256       12,780
                                                                      --------     --------     --------
Net assets applicable to outstanding shares                           $127,266     $133,163     $530,338
                                                                      ========     ========     ========
NET ASSETS CONSIST OF
Paid-in capital                                                       $127,269     $133,168     $530,254
Accumulated net realized gain (loss) on investments sold                    (3)          (5)          84
                                                                      --------      -------     --------
                                                                      $127,266     $133,163     $530,338
                                                                      ========     ========     ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
Outstanding Sweep Shares                                               127,305      133,205      530,277
Net asset value, offering and redemption price per share                 $1.00        $1.00        $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 1999 (unaudited)

                                                             Schwab      Schwab         Schwab          Schwab           Schwab
                                                 Schwab    California   New York      New Jersey      Pennsylvania       Florida
                                               Municipal   Municipal    Municipal      Municipal       Municipal        Municipal
                                              Money Fund   Money Fund   Money Fund     Money Fund      Money Fund       Money Fund
                                              ----------   ----------  -----------    -------------   -------------    -------------


Interest income                               $ 115,594      $ 59,684    $ 11,391       $ 1,745         $ 2,055           $9,243
                                              ---------      --------    --------       -------          -------          ------
Expenses:

 Investment advisory and
  administration fees                            14,224         8,096       1,603           245             282            1,272
   Transfer agency and shareholder
     service fees:
       Sweep Shares                              12,303         6,114       1,126           256             291            1,315
       Value Advantage Shares                     2,259         1,703         299          --                --               --
   Custodian and portfolio
     accounting fees                                313           217         119            35              37               83
   Registration fees                                500           231          41             3               6               53
   Professional fees                                 54            33          14             9               8               11
   Shareholder reports                              135            48          19             3               4                5
   Trustees' fees                                    11             8           6             5               4                7
   Insurance and other expenses                      23            17           7             2               2                3
                                              ---------      --------    --------       -------         -------           ------
                                                 29,822        16,467       3,234           558             634            2,749
Less: expenses reduced (see Note 4)              (7,710)       (4,569)       (969)         (188)           (213)          (1,025)
                                              ---------      --------    --------       -------         -------           ------
     Total expenses incurred by fund             22,112        11,898       2,265           370             421            1,724
                                              ---------      --------    --------       -------         -------           ------

Net investment income                            93,482        47,786       9,126        1,375            1,634            7,519
Net realized gain (loss) on
   investments sold                                   4           (57)        (10)          (3)              --               84
                                              ---------      --------    --------      -------          -------           ------
Increase in net assets resulting
   from operations                            $  93,486      $ 47,729    $  9,116      $ 1,372          $ 1,634           $7,603
                                              =========      ========    ========      =======          =======           ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                                                  Schwab                 Schwab California
                                                         Municipal Money Fund           Municipal Money Fund
                                                     ----------------------------- -----------------------------
                                                      Six months                    Six months
                                                        ended         Year ended       ended         Year ended
                                                    June 30, 1999     December 31, June 30, 1999     December 31,
                                                     (unaudited)         1998       (unaudited)          1998
                                                    -------------    ------------- -------------    -------------
Operations:
   Net investment income                             $   93,482       $  180,308      $   47,786       $   92,312
   Net realized gain (loss) on
     investments sold                                         4              337             (57)             (34)
                                                     ----------       ----------      ----------       ----------
  Increase in net assets
    resulting from operations                            93,486          180,645          47,729           92,278
                                                     ----------       ----------      ----------       ----------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                                       (68,776)        (135,406)        (30,939)         (59,906)
     Value Advantage Shares                             (24,706)         (45,171)        (16,847)         (32,505)
                                                     ----------       ----------      ----------       ----------
       Total dividends to
         shareholders                                   (93,482)        (180,577)        (47,786)         (92,411)
                                                     ----------       ----------      ----------       ----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                       15,044,703       23,318,964       7,129,852       11,624,728
     Net asset value of shares
       issued in reinvestment
       of dividends                                     104,474          172,257          53,352           88,948
     Less payments for shares
       redeemed                                     (14,642,710)     (22,133,590)     (6,933,819)     (10,835,101)
                                                     ----------       ----------      ----------       ----------
     Increase in net assets
       from capital share
       transactions                                     506,467        1,357,631         249,385          878,575
                                                     ----------       ----------      ----------       ----------
       Total increase in net
         assets                                         506,471        1,357,699         249,328          878,442
Net assets:

Beginning of period                                   6,866,769        5,509,070       3,969,779        3,091,337
                                                     ----------       ----------      ----------       ----------
   End of period                                     $7,373,240       $6,866,769      $4,219,107       $3,969,779
                                                     ==========       ==========      ==========       ==========


                                                        Schwab New York
                                                        Municipal Money Fund
                                                   -----------------------------
                                                Six months
                                                  ended            Year ended
                                               June 30, 1999      December 31,
                                                (unaudited)           1998
                                               -------------     -------------
Operations:
   Net investment income                        $    9,126           $  16,747
   Net realized gain (loss) on
     investments sold                                  (10)                 (7)
                                                ----------           ---------
  Increase in net assets
    resulting from operations                        9,116              16,740
                                                ----------           ---------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                                   (5,972)            (11,347)
     Value Advantage Shares                         (3,154)             (5,451)
                                                ----------           ---------
       Total dividends to
         shareholders                               (9,126)            (16,798)
                                                ----------           ---------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                   1,250,932           2,031,062
     Net asset value of shares
       issued in reinvestment
       of dividends                                 10,204              15,938
     Less payments for shares
       redeemed                                 (1,228,980)         (1,823,763)
                                                ----------           ---------
     Increase in net assets
       from capital share
       transactions                                 32,156             223,237
                                                ----------           ---------
       Total increase in net
         assets                                     32,146             223,179
Net assets:

Beginning of period                                705,937             482,758
                                                ----------           ---------
   End of period                                $  738,083           $ 705,937
                                                ==========           =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                                        Schwab New Jersey                Schwab Pennsylvania
                                                       Municipal Money Fund             Municipal Money Fund
                                                  -----------------------------    -----------------------------
                                                    Six months                       Six months
                                                      ended       Year ended           ended         Year ended
                                                  June 30, 1999   December 31,     June 30, 1999    December 31,
                                                   (unaudited)       1998 1          (unaudited)        1998 1
                                                   ----------    -------------     -------------    ------------
Operations:
   Net investment income                           $   1,375         $   1,604        $   1,634       $   1,682
   Net realized gain (loss) on
     investments sold                                     (3)               --               --              (5)
                                                    --------         ---------        ---------       ---------
  Increase in net assets resulting
    from operations                                    1,372             1,604            1,634           1,677
                                                    --------         ---------        ---------       ---------
Dividends to shareholders from net
   investment income
   (See Note 2):
     Sweep Shares                                     (1,375)           (1,640)          (1,634)         (1,719)
                                                    --------         ---------        ---------       ---------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                       295,158           330,574          278,272         335,122
     Net asset value of shares issued
       in reinvestment of dividends                    1,507             1,305            1,835           1,300
     Less payments for shares
       redeemed                                     (267,311)         (233,928)        (268,660)       (214,664)
                                                    --------         ---------        ---------       ---------
     Increase (decrease) in net
       assets from capital share
       transactions                                   29,354            97,951           11,447         121,758
                                                    --------         ---------        ---------       ---------
       Total increase (decrease)
         in net assets                                29,351            97,915           11,447         121,716

Net assets:
   Beginning of period                                97,915                --          121,716              --
                                                    --------         ---------        ---------       ---------
   End of period                                    $127,266         $  97,915        $ 133,163       $ 121,716
                                                    ========         =========        =========       =========


                                                       Schwab Florida
                                                     Municipal Money Fund
                                                -----------------------------
                                                 Six months
                                                    ended          Year ended
                                                June 30, 1999      December 31,
                                                  (unaudited)         1998 2
                                                -------------     -------------

Operations:
   Net investment income                         $     7,519       $     9,768
   Net realized gain (loss) on
     investments sold                                     84                --
                                                 -----------       -----------
  Increase in net assets resulting
    from operations                                    7,603             9,768
                                                 -----------       -----------
Dividends to shareholders from net
   investment income
   (See Note 2):
     Sweep Shares                                     (7,519)           (9,791)
                                                 -----------       -----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                       295,158           983,931
     Net asset value of shares issued
       in reinvestment of dividends                    8,343             7,864
     Less payments for shares
       redeemed                                   (1,478,512)       (1,066,681)
                                                 -----------       -----------
     Increase (decrease) in net
       assets from capital share
       transactions                                 (486,238)        1,016,515
                                                 -----------       -----------
       Total increase (decrease)
         in net assets                              (486,154)        1,016,492

Net assets:
   Beginning of period                             1,016,492                --
                                                 -----------       -----------
   End of period                                 $   530,338       $ 1,016,492
                                                 ===========       ===========

1 For the period from February 2, 1998 (commencement of operations) to December
  31, 1998.
2 For the period from March 18, 1998 (commencement of operations) to December
  31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                       Schwab Municipal Money Fund
                                                ---------------------------------------------------------------------------
SWEEP SHARES                                       1999 1        1998         1997        1996         1995         1994
------------------------------------------      ----------   ----------   ----------   ----------   ----------   ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------   ----------   ----------   ----------   ----------   ----------
From investment operations:
   Net investment income                              0.01         0.03         0.03         0.03         0.03         0.02
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Total from investment operations                   0.01         0.03         0.03         0.03         0.03         0.02
Less distributions:
   Dividends from net investment income              (0.01)       (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Total distributions                               (0.01)       (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                                ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE AT END OF PERIOD                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                ==========   ==========   ==========   ==========   ==========   ==========
Total return (%)                                      1.26**       2.92         3.11         2.92         3.30         2.32
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.66*        0.66         0.66 3       0.66         0.66         0.65
Reductions reflected in above expense ratio           0.21*        0.22         0.24         0.24         0.25         0.26
Ratio of net investment income to
  average net assets                                  2.52*        2.87         3.06         2.89         3.25         2.31
Net assets, end of period (000s)                $5,238,648   $5,246,638   $4,423,841   $3,868,919   $3,403,837   $3,015,951


VALUE ADVANTAGE SHARES                             1999 1        1998         1997        1996         1995
------------------------------------------      ----------   ----------   ----------   ----------   ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period            $   1.00     $   1.00    $    1.00     $   1.00     $   1.00
                                                  --------     --------    ---------     --------     --------
From investment operations:
   Net investment income                              0.01         0.03         0.03         0.03         0.02
                                                  --------     --------    ---------     --------     --------
   Total income from investment operations            0.01         0.03         0.03         0.03         0.02
Less distributions:
   Dividends from net investment income              (0.01)       (0.03)       (0.03)       (0.03)       (0.02)
                                                  --------     --------    ---------     --------     --------
   Total distributions                               (0.01)       (0.03)       (0.03)       (0.03)       (0.02)
                                                  --------     --------    ---------     --------     --------
NET ASSET VALUE AT END OF PERIOD                  $   1.00     $   1.00    $    1.00     $   1.00     $   1.00
                                                  ========     ========    =========     ========     ========
Total return (%)                                      1.36**       3.14         3.32         3.14         1.68**
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.45*        0.45         0.45 4       0.45         0.45*
Reductions reflected in above expense ratio           0.22*        0.24         0.27         0.30         0.50*
Ratio of net investment income to
  average net assets                                  2.73*        3.08         3.29         3.10         3.50*
Net assets, end of period (000s)                $2,134,592   $1,620,131   $1,085,229    $ 608,080     $160,682

1  For the six months ended June 30, 1999 (unaudited).
2 For the period from July 7, 1995 (commencement of operations) to December 31, 1995.
3 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.67%.
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*  Annualized.
** Not annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                      Schwab California Municipal Money Fund
                                                             --------------------------------------------------------------
SWEEP SHARES                                      1999 1        1998         1997        1996         1995         1994
------------------------------------------      ----------   ----------   ----------   ----------   ----------   ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period          $     1.00     $   1.00    $    1.00     $   1.00     $   1.00     $   1.00
                                                ----------     --------    ---------     --------     --------     --------
From investment operations:
   Net investment income                              0.01         0.03         0.03         0.03         0.03         0.02
                                                ----------     --------    ---------     --------     --------     --------
   Total from investment operations                   0.01         0.03         0.03         0.03         0.03         0.02
Less distributions:
   Dividends from net investment income              (0.01)       (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                                ----------     --------    ---------     --------     --------     --------
   Total distributions                               (0.01)       (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                                ----------     --------    ---------     --------     --------     --------
NET ASSET VALUE AT END OF PERIOD                $     1.00     $   1.00    $    1.00     $   1.00     $   1.00     $   1.00
                                                ==========     ========    =========     ========     ========     ========
Total return (%)                                      1.14**       2.64         2.95         2.80         3.20         2.26
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of net operating expenses to
 average net assets                                   0.65*        0.65         0.65 3       0.65         0.65         0.64
Reductions reflected in above expense ratio           0.22*        0.24         0.26         0.27         0.29         0.30
Ratio of net investment income to
 average net assets                                   2.28*        2.60         2.91         2.77         3.15         2.25
Net assets, end of period (000s)                $2,753,827   $2,610,821   $2,154,522   $1,816,112   $1,577,695   $1,293,883


VALUE ADVANTAGE SHARES                              1999 1        1998         1997        1996         1995 2
------------------------------------------      ----------   ----------   ----------   ----------   ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

NET ASSET VALUE AT BEGINNING OF PERIOD          $     1.00   $     1.00    $    1.00     $   1.00    $    1.00
                                                ----------   ----------    ---------     --------    ---------
From investment operations:
   Net investment income                              0.01         0.03         0.03         0.03         0.01
                                                ----------   ----------    ---------     --------    ---------
   Total income from investment operations            0.01         0.03         0.03         0.03         0.01
Less distributions:
   Dividends from net investment income              (0.01)       (0.03)       (0.03)       (0.03)       (0.01)
                                                ----------   ----------    ---------     --------    ---------
   Total distributions                               (0.01)       (0.03)       (0.03)       (0.03)       (0.01)
                                                ----------   ----------    ---------     --------    ---------
NET ASSET VALUE AT END OF PERIOD                $     1.00   $     1.00    $    1.00     $   1.00    $    1.00
                                                ==========   ==========    =========     ========    =========
Total return (%)                                      1.23**       2.84         3.15         3.01         0.84**
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of net operating expenses to
 average net assets                                   0.45*        0.45         0.45 4       0.45         0.45*
Reductions reflected in above expense ratio           0.22*        0.25         0.27         0.32         0.59*
Ratio of net investment income to
 average net assets                                   2.47*        2.79         3.12         2.98         3.48*
Net assets, end of period (000s)                $1,465,280   $1,358,958     $936,815     $507,486     $108,008

1  For the six months ended June 30, 1999 (unaudited).
2 For the period from October 3, 1995 (commencement of operations) to December 31, 1995.
3 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.66%.
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*  Annualized
** Not annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                                                     Schwab New York Municipal Money Fund
                                                             ----------------------------------------------------
SWEEP SHARES                                              1999 1         1998             1997            1996         1995 2
------------------------------------------             ----------     ----------       ----------      ----------    ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                $      1.00    $      1.00     $      1.00       $     1.00   $      1.00
                                                      -----------    -----------     ------------      ----------   -----------
From investment operations:

   Net investment income                                     0.01           0.03            0.03             0.03          0.03
                                                      -----------    -----------     ------------      ----------   -----------
   Total from investment operations                          0.01           0.03            0.03             0.03          0.03
Less distributions:
   Dividends from net investment income                     (0.01)         (0.03)          (0.03)           (0.03)        (0.03)
                                                      -----------    -----------     ------------      ----------   -----------
   Total distributions                                      (0.01)         (0.03)          (0.03)           (0.03)        (0.03)
                                                      -----------    -----------     ------------      ----------   -----------
NET ASSET VALUE AT END OF PERIOD                      $      1.00    $      1.00     $      1.00      $     1.00   $      1.00
                                                      ===========    ===========     ===========       ==========   ===========
Total return (%)                                             1.19**         2.78            2.96             2.74          2.75**
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of net operating expenses to average net assets        0.69*          0.69            0.69 4           0.69          0.63*
Reductions reflected in above expense ratio                  0.25*          0.28            0.33             0.35          0.41*
Ratio of net investment income to average net assets         2.39*          2.73            2.93             2.71          3.20*
Net assets, end of period (000s)                      $   486,841    $   467,750     $   357,221        $ 270,612     $ 204,863


VALUE ADVANTAGE SHARES                                    1999 1          1998            1997              1996          1995 3
------------------------------------------               --------       --------        --------          -------        -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                   $   1.00       $   1.00        $   1.00          $  1.00        $  1.00
                                                         --------       --------        --------          -------        -------

From investment operations:
   Net investment income                                     0.01           0.03            0.03             0.03           0.02
                                                         --------       --------        --------          -------        -------
   Total income from investment operations                   0.01           0.03            0.03             0.03           0.02
Less distributions:
   Dividends from net investment income                     (0.01)         (0.03)          (0.03)           (0.03)         (0.02)
                                                         --------       --------        --------          -------        -------
   Total distributions                                      (0.01)         (0.03)          (0.03)           (0.03)         (0.02)
                                                         --------       --------        --------          -------        -------
NET ASSET VALUE AT END OF PERIOD                         $   1.00       $   1.00        $   1.00          $  1.00        $  1.00
                                                         ========       ========        ========          =======        =======
Total return (%)                                             1.31**         3.03            3.21             2.99           1.62**
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------
Ratio of net operating expenses to average net assets        0.45*          0.45            0.45 5           0.45           0.45*
Reductions reflected in above expense ratio                  0.29*          0.33            0.40             0.56           1.36*
Ratio of net investment income to average net assets         2.63*          2.96            3.18             2.98           3.42*
Net assets, end of period (000s)                         $251,242       $238,187        $125,537          $66,683        $15,143

1  For the six months ended June 30, 1999 (unaudited).
2 For the period from February 27, 1995 (commencement of operations) to December 31, 1995.
3 For the period from July 7, 1995 (commencement of operations) to December 31, 1995.
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.70%. 5 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*  Annualized
** Not annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                           Schwab New Jersey         Schwab Pennsylvania       Schwab Florida
                                                         Municipal Money Fund       Municipal Money Fund     Municipal Money Fund
                                                          --------------------       -------------------     --------------------
SWEEP SHARES                                                1999 1     1998 2         1999 1      1998 2     1999 1     1998 3
------------------------------------------                --------     -------       -------    --------    --------   ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                    $   1.00     $  1.00       $  1.00    $   1.00    $   1.00   $    1.00
                                                          --------     -------       -------    --------    --------   ---------
From investment operations:
   Net investment income                                      0.01        0.03          0.01        0.03        0.01        0.02
                                                          --------     -------       -------    --------    --------   ---------
   Total from investment operations                           0.01        0.03          0.01        0.03        0.01        0.02
Less distributions:
   Dividends from net investment income                      (0.01)      (0.03)        (0.01)      (0.03)      (0.01)      (0.02)
                                                          --------     -------       -------    --------    --------   ---------
   Total distributions                                       (0.01)      (0.03)        (0.01)      (0.03)      (0.01)      (0.02)
                                                          --------     -------       -------    --------    --------   ---------
NET ASSET VALUE AT END OF PERIOD                          $   1.00     $  1.00       $  1.00    $   1.00    $   1.00   $    1.00
                                                          ========     =======       =======    ========    ========   =========

Total return (%)                                              1.20**      2.60**        1.26**      2.72**      1.28**      2.37**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets         0.65*       0.65*         0.65*       0.65*       0.59*       0.59*
Reductions reflected in above expense ratio                   0.33*       0.48*         0.33*       0.51*       0.35*       0.41*
Ratio of net investment income to average net assets          2.42*       2.75*         2.52*       2.85*       2.57*       2.95*
Net assets, end of period (000s)                          $127,266     $97,915      $133,163    $121,716    $530,338  $1,016,492

1  For the six months ended June 30, 1999 (unaudited).
2 For the period from February 2, 1998 (commencement of operations) to December 31, 1998.
3 For the period from March 18, 1998 (commencement of operations) to December 31, 1998.
*  Annualized.
** Not annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1999 (unaudited) (All dollar amounts are in thousands unless otherwise noted)


1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "funds"), are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

All funds offer Sweep Shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares known as Value Advantage Shares. Both classes represent interests in the same portfolio of investments of the respective fund and are substantially the same in all respects, except that the classes are subject to different transfer agency fees (see Note 3), investment minimums and certain other expenses.

In addition to the six Funds described above, the Trust also offers Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a fund or class of a fund are charged directly to that fund or that class. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a fund are allocated daily to each class of that fund based on the value of settled shares outstanding of each respective class.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                           Schwab       Schwab       Schwab
                           Schwab        California    New York   Pennsylvania
                          Municipal       Municipal    Municipal    Municipal
    Expiring in:         Money Fund      Money Fund   Money Fund   Money Fund
    ----------           ----------      ----------   ----------  -----------
    12/31/00                $  --           $  1           $--          $--
    12/31/01                   --             56            --           --
    12/31/02                1,454            583            --           --
    12/31/03                   36             --             6           --
    12/31/04                  465             93             9           --
    12/31/05                  523             35            --           --
    12/31/06                   --             55             6            5
                            ------           ----          ---          ---
      Total capital
      loss carryforwards    $2,478           $823          $21          $ 5
                            ======           ====          ===          ===

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999, the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value Advantage Shares. For shareholder services provided, Schwab receives 0.20% of each fund's average daily net assets. Schwab has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees totaling $41 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the six months ended June 30, 1999, the funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These transactions, made at current market value pursuant to Rule 17a-7 under the Act, as amended, totaled the following dollar amounts as seen below.

Schwab Municipal Money Fund                               $1,622,988
--------------------------------------------------------------------
Schwab California Municipal Money Fund                    $  446,590
--------------------------------------------------------------------
Schwab New York Municipal Money Fund                      $  221,980
--------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                    $  221,943
--------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                  $  201,919
--------------------------------------------------------------------
Schwab Florida Municipal Money Fund                       $  741,067
--------------------------------------------------------------------

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the funds total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class of shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

                                               Sweep   Value Advantage
                                               Shares      Shares
----------------------------------------------------------------------
Schwab Municipal Money Fund                    0.66%        0.45%
----------------------------------------------------------------------
Schwab California Municipal Money Fund         0.65%        0.45%
----------------------------------------------------------------------
Schwab New York Municipal Money Fund           0.69%        0.45%
----------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund         0.65%           --
----------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund       0.65%           --
----------------------------------------------------------------------
Schwab Florida Municipal Money Fund            0.59%           --
----------------------------------------------------------------------

For the six months ended June 30, 1999, the total of such fees reduced by the investment adviser and Schwab were:
                                     Fees Reduced by the       Fees Reduced by
                                     investment adviser            Schwab
------------------------------------------------------------------------------
Schwab Municipal Money Fund               $7,602                       $108
------------------------------------------------------------------------------
Schwab California Municipal Money Fund    $4,566                        $ 3
------------------------------------------------------------------------------
Schwab New York Municipal Money Fund      $  918                       $ 51
------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund    $  188                         --
------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund  $  213                         --
------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund       $1,025                         --
------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the six months ended June 30, 1999 and the year ended December 31, 1998 (at $1.00 per share), were as follows:


                                                                        Schwab Municipal          Schwab California Municipal
                                                                           Money Fund                     Money Fund
                                                                 ----------------------------     ---------------------------
                                                                  Six months       For the         Six months       For the
                                                                    ended        Year ended          ended       Year ended
                                                                 June 30, 1999   December 31,    June 30, 1999   December 31,
                                                                  (Unaudited)        1998          (Unaudited)       1998
                                                                 ------------    ------------     ------------   ------------
Proceeds from shares sold:
     Sweep Shares                                                 $12,974,396     $20,195,590     $ 6,135,933    $  9,633,080
     Value Advantage Shares                                         2,070,307       3,123,374         993,919       1,991,648
                                                                  -----------     -----------    ------------     -----------
       Total                                                       15,044,703      23,318,964       7,129,852      11,624,728
                                                                  -----------     -----------    ------------     -----------
Net asset value of shares issued in reinvestment of dividends:
     Sweep Shares                                                      78,069         131,573          34,831          58,632
     Value Advantage Shares                                            26,405          40,684          18,521          30,316
                                                                  -----------     -----------    ------------     -----------
       Total                                                          104,474         172,257          53,352          88,948
                                                                  -----------     -----------    ------------     -----------
Less payments for shares redeemed:
     Sweep Shares                                                 (13,060,460)    (19,504,411)     (6,027,719)     (9,235,322)
     Value Advantage Shares                                        (1,582,250)     (2,629,179)       (906,100)     (1,599,779)
                                                                  -----------     -----------    ------------     -----------
       Total                                                      (14,642,710)    (22,133,590)     (6,933,819)    (10,835,101)
                                                                  -----------     -----------    ------------     -----------
       Total increase in net
         assets from capital
         share transactions                                       $   506,467     $ 1,357,631    $    249,385     $   878,575
                                                                  ===========     ===========    ============     ===========


                                        Schwab New York Municipal
                                               Money Fund
                                      ---------------------------
                                      Six months       For the
                                         ended        Year ended
                                      June 30, 1999   December 31,
                                      (Unaudited)        1998
                                      -----------    ------------
Proceeds from shares sold:
     Sweep Shares                     $ 1,079,648     $ 1,718,551
     Value Advantage Shares               171,284         312,511
                                      -----------     -----------
       Total                            1,250,932       2,031,062
                                      -----------     -----------
Net asset value of shares issued
  in reinvestment of dividends:
     Sweep Shares                           6,687          10,945
     Value Advantage Shares                 3,517           4,993
                                      -----------     -----------
       Total                               10,204          15,938
                                      -----------     -----------
Less payments for shares redeemed:
     Sweep Shares                      (1,067,238)     (1,618,924)
     Value Advantage Shares              (161,742)       (204,839)
                                      -----------     -----------
       Total                           (1,228,980)     (1,823,763)
                                      -----------     -----------
       Total increase in net
         assets from capital
         share transactions           $    32,156     $   223,237
                                      ===========     ===========

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWAB FUNDS FAMILY-REGISTERED TRADEMARK-

The Schwab Funds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage
Investments-Registered Trademark-.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. (0099-2264) MKT3603-1 (7/99)